united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 2/28/19

Item 1. Reports to Stockholders.

Class I and S Shares

SEMI-ANNUAL REPORT
As Of February 28, 2019

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.saratogacap.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

TABLE OF CONTENTS

Chairman’s Letter	Page 1
Investment Review	Page 5
Schedules of Investments	Page 54
Statements of Assets and Liabilities	Page 105
Statements of Operations	Page 110
Statements of Changes in Net Assets	Page 115
Notes to Financials	Page 124
Financial Highlights	Page 149
Supplemental Information	Page 166
Privacy Notice	Page 170

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary, Treasurer & Chief Financial Officer
James S. Vitalie	Vice President
Michael J. Wagner	Chief Compliance Officer
Rose Anne Casaburri	Assistant Secretary
Aaron J. Smith	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
1616 N. Litchfield Rd., Suite 165	17605 Wright Street, Suite 2
Goodyear, Arizona 85395	Omaha, Nebraska 68130

Transfer & Shareholder Servicing Agent	Custodian
Gemini Fund Services, LLC	BNY Mellon Corp.
17605 Wright Street, Suite 2	225 Liberty Street
Omaha, Nebraska 68130	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Gemini Fund Services, LLC	Gemini Fund Services, LLC
80 Arkay Drive, Suite 110	80 Arkay Drive, Suite 110
Hauppauge, New York 11788	Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2019

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the six months from September 1, 2018 through February 28, 2019.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms. Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 2.2% during Q4 of 2018. This was a decrease from the 3.4% AGR during Q3 2018. The largest component of GDP is Personal Consumption Expenditures (PCE), which helps us to understand how consumption in the US is fairing. One of the key data points driving PCE has historically been the employment to population ratio (Emp/Pop), which currently sits at 60.7%. Emp/Pop’s recent cycle-high, during April 2000, was 64.7%; that cycle-high was followed by a decline to 58.2% in July 2011. During that downtrend, a number of important consumption statistics showed significant weakness, even during periods of moderate economic growth. Average weekly earnings, much discussed during the current expansion, have long followed Emp/Pop’s trends, and have started to show strength following the ratio’s rebound. In light of this and other relevant data, we continue to believe that growth in the domestic economy should be sustainable during the near-term, though at a moderate pace. The Federal Reserve’s (Fed) restrictive monetary policy over the past several years has moderated recently. The monetary base continues to decline, though the Fed recently stopped increasing the Fed Funds rate. While we believe Fed policy has slowed economic growth, we currently do not see a recession in the near-term. At the March 20, 2019 Federal Reserve Open Market Committee (the Committee) meeting, the Committee released the following statement, in part: “Information received since the Federal Open Market Committee met in January indicates that the labor market remains strong, but that growth of economic activity has slowed from its solid rate in the fourth quarter… Recent indicators point to slower growth of household spending and business fixed investment in the first quarter. On a 12-month basis, overall inflation has declined, largely as a result of lower energy prices; inflation for items other than food and energy remains near 2 percent… The Committee continues to view sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective as the most likely outcomes. In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate to support these outcomes.”

Monetary Policy: During the period, the Federal Reserve Open Market Committee sustained the target range for the federal funds rate at 2.25 - 2.5%. Along with their rate plan, the Federal Reserve’s (Fed) monetary policy has been mostly restrictive over the past several years. The Fed has been draining total reserves of depository institutions at a rate of nearly $20 billion per month since August 2014. The federal funds rate is in a neutral range relative to other measures of interest rates as well as inflationary trends. The Monetary Base topped at slightly over $4 trillion in August 2014, and as of December 2018 has fallen to just over $3.4 trillion. The growth rates of two money supply measures we use throughout our proprietary economic research, M2 and MZM, have both fallen into historically negative ranges relative to economic growth. We believe the Fed should be very cautious with further reductions in the money supply. Regarding the federal funds rate, we study the rate relative to both inflation and short-term/intermediate-term interest rates. Our research indicates that the current federal funds rate should be viewed relative to these measures as neutral. In that light, we believe the Fed should slowly increase the fed funds target range only in the face of significant renewed inflation.

Interest Rates: While most of the interest rate array has been increasing in a stable upward trend over the past few years, short-term interest rates had been rising more rapidly than long-term rates, driving a declining yield curve spread. Roughly five months ago, much of the interest rate spectrum rolled over, falling from cycle highs; however, spreads continued downwards as long-term rates fell more quickly than short term rates. The monthly yield curve spread, as measured by the 10-year T-Note minus the 1-year T-Bill, carved a fresh cycle low at 0.08 at the end of March 2019, its lowest level since the beginning of 2007. While concerning, we don’t believe current spread levels tell us much on their own. Other factors help to provide context: the size of the spread decline from its high, additional interest rate trends, and CPI should also be considered. In this context, we believe interest rates at current levels are neutral for stocks; if the yield curve becomes negative, however, and the Fed fails to provide evidence of relief from current tightening, then a sustained market correction is possible.

Equity Valuations: As of March 31, 2019, the S&P 500 index1 sits at 2,834.40. Our proprietary valuation work uses both fundamental and technical analysis and provides justification for the S&P 500 at roughly 2,703, slightly above last quarter’s figure; while corporate earnings continue to be solid, many companies have undergone downgrades, and growth has slowed. In order to create a range of equity market outcomes, we use a valuation tool which we refer to as our Proper PE Valuation™ tool. Among other things, this analysis provides us with a set of ranges above and below which we consider the S&P 500 overvalued or undervalued, respectively. Our valuation tool currently sets an appropriate S&P 500 PE at 19.5. Additional analysis suggests that an appropriate S&P 500 fair-value range is roughly 2,530 to 3,010. To us, fair-value means the stock market should perform within the parameter of its historic mean. The current level and direction of many economic statistics we enter into our valuation algorithm indicate that we are likely to stay in fair value range for the near-term. We are watching corporate earnings growth closely, as changes in earnings data has the potential to change valuation levels quickly.

Inflation: We believe inflation should remain at a moderate rate of growth over the intermediate term. Historically, the employment private service providing sector’s (EPSP) weekly earnings 12-month percent change, and its direction, have correlated well with CPI. EPSP has been trending up since May 2015, slightly leading a similar CPI trend. The CPI in February 2019 was 1.5%, down from the recent cycle high of 2.5% in October 2018. The decline does seem to be oil related, as the CPI less food and energy metric remains static around the 2.1% level. There is moderate and expected consumer demand-side upward pressure on inflation. Growth in the wages complex is building, putting more money in workers’ pockets. In the context of inflation, this would normally concern us, but we see a balance in product and its demand. While CPI has recently backed off the Fed’s initial target of 2.0% and appears listless, supporting data suggests that inflation could break out of its recent narrow band and move higher quickly due to consumers’ strong monetary situation. When there is strong pricing pressure from the manufacturing sector it tends to lift most associated prices, which, in turn, tends to reinforce any extant wage growth, potentially triggering an inflationary cycle. The relatively static trends in both CPI and PPI is further evidence to us that the Fed should be very careful with its policy.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.
Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

[1]	The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Any Statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

5443-NLD-5/9/2019

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass Investor Services, Inc., New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	9/1/94 – 2/28/19*	5.94%
Ten Year:	3/1/09 – 2/28/19*	12.62%
Five Year:	3/1/14 – 2/28/19*	2.49%
One Year:	3/1/18 – 2/28/19	-0.36%
Six Months:	9/1/18 – 2/28/19	-4.95%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 1.22%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders, and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

PORTFOLIO ADVISER COMMENTARY

The Saratoga Advantage Trust Large Cap Value Portfolio’s best performing stocks during the semi-annual period were those with business models that are less economically sensitive. NRG Energy (4.64%) was our top-performing stock, with continued momentum in their operational transformation and large capital deployment into buying back their shares. Crown Holdings (4.73%) was our second best performer. Crown is the second largest manufacturer of aluminium beverages globally, with leading market shares in transit packaging and food cans in Europe. Accelerating beverage volume trends with aluminium taking market share from glass and plastic containers, new consumer product introductions, and improved pricing have led to increased earnings expectations for 2019. We also took a new position in Ball Corp (2.62%), the largest aluminium beverage can manufacturer, which is benefitting from similar trends. LKQ Corporation (4.69%) declined the most during the period, as operational missteps in their European business and weaker North American organic revenue lead them to lower their full-year earnings expectations. Weak consumer spending in the Las Vegas gaming market pressured the shares of highly leveraged Caesars Entertainment Corp (4.03%).

Equity markets and the portfolio recovered strongly and rapidly off their December lows, after what we believe to be an irrational selloff in markets late last year. In addition to new positions mentioned in Ball Corp. and Crown Holdings we took advantage of buying opportunities to establish positions in the following stocks we consider to be undervalued and to have outstanding fundamental outlooks: Air Products & Chemicals (2.64%), Bausch Health (4.46%), Booking Holdings (1.92%), Gildan Activewear (4.82%), Mohawk Industries (3.45%), Northern Trust (2.61%) and SVB Financial (3.80%).

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/19. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Comcast Corp.	5.0%
Gildan Activewear, Inc.	4.8%
Crown Holdings, Inc.	4.7%
LKQ Corp.	4.7%
AECOM	4.6%
Fortune Brands Home & Security, Inc.	4.6%
NRG Energy, Inc.	4.6%
Bausch Health Cos, Inc.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%
Sabre Corp.	4.1%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Value Average (“Large Value Average”), as of February 28, 2019, consisted of 1,481 mutual funds comprised of large market capitalization value stocks. The Large Value Average is not managed and it is not possible to invest directly in the Large Value Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	9/1/94 – 2/28/19*	8.23%
Ten Year:	3/1/09 – 2/28/19*	18.19%
Five Year:	3/1/14 – 2/28/19*	11.93%
One Year:	3/1/18 – 2/28/19	6.87%
Six Months:	9/1/18 – 2/28/19	-6.75%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 1.14%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio’s Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The six-month period ending February 28, 2019 saw US equity markets experience an extreme selloff for the first four months of the period, then stage a significant bounce back during the last two months. The large cap growth sector trailed the broad market.

As the period began, it appeared trade policy would be the dominant headline for the remainder of 2018 – and for most of the fourth quarter of 2018, it was. The narrative shifted on December 19th, however, following a unanimous vote by the Federal Reserve to raise interest rates. Fears of an interest rate policy mistake by a Fed that may not be as independent as previously thought, coupled with lingering trade wars by a “shut down” government were enough to push an already nervous market into steep declines. As quickly as the market sold off on fears of an interest rate mistake, the consensus turned from rate increases to rate cuts in 2019. The stock market rallied during the first quarter of 2019 with US markets recording their largest Q1 advance in quite some time. Every broad equity sector posted positive gains, led by mega cap companies in the Information Technology sector.

Performance in the Saratoga Advantage Trust Large Cap Growth Portfolio was strongest in the Industrial sector, led by Boeing (3.53%) and CSX Corp. (1.62%). Despite recent significant challenges related to safety concerns for the Boeing 737 Maxx, global aircraft demand remains robust. CSX, an east coast railroad operator, has benefited from its industry-leading operating efficiency. The most notably weak sector was Health Care which was dragged down by performance within the health insurance industry as calls for “Medicare for All” and questions regarding the legality of various provisions of the Affordable Care Act have weighed on the group. The portfolio held multiple underperforming stocks within the health insurance industry during the period.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/19. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Microsoft Corp.	8.1%
Amazon.com, Inc.	5.1%
Apple, Inc.	4.4%
Boeing Co.	3.5%
PayPal Holdings, Inc.	3.1%
Progressive Corp.	2.5%
Zebra Technologies Corp.	2.5%
Alphabet, Inc.	2.4%
Facebook, Inc.	2.4%
O’Reilly Automotive, Inc.	2.4%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Large Growth Average (“Large Growth Average”), as of February 28, 2019, consisted of 1,436 mutual funds comprised of large market capitalization growth stocks. The Large Growth Average is not managed and it is not possible to invest directly in the Large Growth Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/7/03 – 2/28/19*	8.93%
Ten Year:	3/1/09 – 2/28/19*	13.31%
Five Year:	3/1/14 – 2/28/19*	3.20%
One Year:	3/1/18 – 2/28/19	-2.12%
Six Months:	9/1/18 – 2/28/19	-7.85%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 1.68%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies. The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes: (i) companies earning a positive economic margin with stable-to-improving returns; (ii) companies valued at a discount to their asset value; and (iii) companies with an attractive dividend yield and minimal basis risk. In selecting investments, the Adviser generally employs the following strategy: (i) value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood; (ii) use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and (iii) use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

PORTFOLIO ADVISOR COMMENTARY

Equity valuations have risen materially recently, as markets recover from the fourth quarter 2018 selloff. A powerful rally to start 2019 was largely triggered by global central banks acknowledgement of tightening liquidity conditions and an increase in monetary stimulus by China. However, a reacceleration in economic growth is necessary to reach 2019 earnings estimates for the broad market averages. First quarter earnings growth is expected to be negative sequentially before beginning to recover with a sharp year over year increase in the second half of 2019. Unfortunately, the leading indicators we track continue to show slowing industrial activity not just overseas, but also in the US. The slowdown is now spreading to the services sector, which will likely cause a softening in employment activity and a reduction in inflationary pressures. Unless these leading indicators improve during the second quarter 2019, earnings estimates will need to be reduced. In the near-term, economic activity will likely continue to slow, which will further pressure margins and ultimately earnings growth. We expect equity markets to remain volatile until the economic slowdown has bottomed and we return to an environment of sustainable economic growth. Valuations do not fully reflect an earnings or economic recession in an environment where central banks and governments have minimal policy levers to fight a slowing economy.

For the period, the Saratoga Mid Cap Portfolio trailed the benchmark primarily due to stock selection. Stock selection within Consumer Discretionary, Energy, Financials, and Industrials detracted the most from relative performance. Also, our decision to underweight REITs detracted from relative performance as REITs outperformed the market as interest rates declined. The portfolio is overweight Energy, Financials, Materials, and Utilities while underweight Communication Services, Consumer Discretionary, Consumer Staples, Health Care, Industrials, REITs, and Technology.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MID CAPITALIZATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Nexstar Media Group, Inc.	3.4%
Bank of NT Butterfield & Son Ltd.	3.2%
CACI International, Inc.	2.6%
Chemical Financial Corp.	2.6%
New Residential Investment Corp.	2.6%
Vistra Energy Corp.	2.6%
Crown Holdings, Inc.	2.5%
Ameren Corp.	2.4%
Fidelity National Information Services, Inc.	2.4%
CMS Energy Corp.	2.3%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Mid Capitalization Blend Average (“Mid Cap Blend Average”), as of February 28, 2019, consisted of 477 mutual funds comprised of mid market capitalization stocks. The Mid Cap Blend Average is not managed and it is not possible to invest directly in the Mid Cap Blend Average

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Zacks Investment Management, Inc., Chicago, Illinois

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	9/1/94 – 2/28/19*	8.29%
Ten Year:	3/1/09 – 2/28/19*	12.08%
Five Year:	3/1/14 – 2/28/19*	2.99%
One Year:	3/1/18 – 2/28/19	-1.97%
Six Months:	9/1/18 – 2/28/19	-13.11%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 1.55%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom-up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.

PORTFOLIO ADVISOR COMMENTARY

The final three months of 2018 were, as noted in our Q4 2018 letter, “challenging and fairly ruthless.” For a single day, the S&P 500 crossed into bear market territory and investor sentiment had decisively taken a turn for the worse. No longer were analysts and market participants enthusiastic about corporate earnings growth, low inflation, low interest rates, and sturdy economic growth. As 2019 commenced, attention had turned to the possibility of an impending recession. We maintained that market activity appeared symptomatic of a correction, not a bear market. In our Q4 2018 letter, we cited the market downside and noted: “that’s how corrections happen – assets get re-priced downward once investors assume the worst-case scenario for the economic and earnings outlook, and then equities rally when the economy does not actually enter recession and earnings growth proves to be stable.”

Although we believe the market would have naturally re-aligned with fundamentals over time, the first quarter delivered a major catalyst that fueled the rally: the Federal Reserve’s flip from being hawkish to dovish. A ‘hawkish’ Fed is generally engaged in monetary policy tightening (i.e., raising interest rates), while a ‘dovish’ Fed generally engages in easing financial conditions. Throughout 2018, the Federal Reserve could have been aptly labeled ‘hawkish.’ Though the Fed was committed to raising interest rates gradually on a data-dependent basis, rates were still rising, and the yield curve was flattening. But that changed in late December and early January. By the end of the year, the Fed had already started to tone down their hawkish language. Still, it wasn’t long before Chairman Jerome Powell fully walked-back the Fed’s position, stating that “the case for raising rates has weakened somewhat.” The market saw this statement as the Fed pivoting from hawkish to dovish, particularly since Powell added that the 2.25% - 2.5% fed funds rate was within a reasonable range of the committee’s neutral rate estimate. The market seemingly interpreted this as a signal that the Fed would not raise rates in 2019, and stocks have arguably been rallying ever since. This created the welcomed (and beautiful) “v-shaped” bounce for the major US equity sectors. If the Fed remains on the sidelines in 2019, we would argue that stocks could post fairly solid gains for the year, assuming we also see broad-based upside surprises in earnings growth and earnings revisions. Which brings us to another key development from Q1 2019: the mixed earnings picture. In short, US corporate earnings may struggle to produce positive year-over-year growth in the first half of this year and it remains to be seen how the market will respond assuming this is the case.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Hamilton Lane, Inc.	2.0%
Insperity, Inc.	2.0%
Ship Finance International Ltd.	1.9%
Verint Systems, Inc.	1.9%
Acushnet Holdings Corp.	1.8%
Albany International Corp.	1.7%
Five9, Inc.	1.7%
Masimo Corp.	1.7%
Provident Financial Services, Inc.	1.6%
SPS Commerce, Inc.	1.6%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar Small Blend Average (“Small Blend Average”), as of February 28, 2019, consisted of 768 mutual funds comprised of small market capitalization stocks. The Small Blend Average is not managed and it is not possible to invest directly in the Small Blend Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	9/1/94 – 2/28/19*	0.95%
Ten Year:	3/1/09 – 2/28/19*	4.81%
Five Year:	3/1/14 – 2/28/19*	-3.24%
One Year:	3/1/18 – 2/28/19	-13.46%
Six Months:	9/1/18 – 2/28/19	-7.20%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 2.70%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

PORTFOLIO ADVISOR COMMENTARY

The six-month period ending February 28, 2019 saw international equity markets experience an extreme sell-off for the first four months of the period, then rising during the last two months. Markets hate uncertainty and there was no lack of it over the past six months. There is a leadership vacuum developing in Europe. At the same time populism is raising its head again in places like Italy, the Netherlands, and Brazil. The probability of a “no deal Brexit” is still very much a possibility. Chinese growth has begun to recover but it is not clear a trade deal can be reached. We see trade disruption and a lack of confidence in potential outcomes is the main inhibitor to global growth and that is reflected in growth forecasts coming down. However, the preconditions for outright contractions also seem isolated to specific countries.

Within the Saratoga International Equity Portfolio, on a sector basis, Utilities was the best absolute and benchmark relative performing. Real Estate was the next best performing sector on an absolute basis. Consumer Discretionary and Materials companies were the worst performers on an absolute basis. Industrials holdings were the weakest performers relative to the benchmark. On a geographic region basis, Emerging Asia was the top performing region on an absolute and relative basis. The portfolio’s Chinese holdings were the top performers within the region. Developed Europe was the worst performing region on an absolute and relative basis; three of the portfolio’s four holdings in the Nordic countries underperformed for the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Lenovo Group Ltd	3.3%
Tokyo Gas Co Ltd	3.0%
Flight Centre Travel Group Ltd	2.9%
PTT PUBLIC COMPANY LIMITED	2.8%
Roche Holding AG	2.8%
China Communications Services Corp Ltd	2.8%
Shionogi & Co Ltd	2.8%
Persimmon PLC	2.7%
Weichai Power Co Ltd	2.6%
Showa Shell Sekiyu KK	2.6%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 21 Emerging Markets countries. With 1,824 constituents, the index covers approximately 85% fo the global equity opportunity set outside the US.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/28/03 – 2/28/19*	8.84%
Ten Year:	3/1/09 – 2/28/19*	15.22%
Five Year:	3/1/14 – 2/28/19*	6.38%
One Year:	3/1/18 – 2/28/19	2.21%
Six Months:	9/1/18 – 2/28/19	-5.03%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 2.30%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser utilizes a top-down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

PORTFOLIO ADVISOR COMMENTARY

A sharp correction in US equities towards the end of 2018 and subsequent recovery limited gains for most sectors of the US stock market during the semi-annual period. The two top-performing sectors for the last six months were Utilities and Staples, the most defensive sectors historically. Meanwhile Technology and Financial stocks, considered more economically sensitive, were the two worst performing sectors. Healthcare stocks outperformed the broader market’s gain over the past six months.

Over the past year, segments of the Healthcare universe have been under pressure over drug pricing, pricing transparency, and rebate practices. This has affected pharmaceutical companies, drug distributors, and pharmacy benefit managers (PBMs). Concerns of additional regulations, congressional inquiries, and poor sentiment has weighed heavily on the sector. These pressures are unlikely to abate anytime soon, although pricing transparency could be a long-term benefit for the industry. Biotechnology companies have also been poor performers due to pricing pressure, pipeline concerns and patent expirations. Merger activity has helped some companies outperform, but acquirers have suffered, making the impact to the industry mixed. For example, upon announcing the acquisition of Celgene (2.82%), Bristol Myers Squibb (0.00%) fell dramatically, while Celgene did the opposite.

Despite widespread weakness and negative sentiment throughout the sector, we think the outlook is attractive. Not only have valuations fallen to very low levels, but risks are well known and understood. Any incremental improvement could benefit valuations. Furthermore, we believe worst case scenarios regarding pricing, regulation, opioid lawsuits, and socialized medicine rarely occur and investors with a long-term focus should embrace attractive valuations. While the noise surrounding Healthcare regulations persist, the long-term demographic trends, medical spending, and innovation all remain favorable in our view.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/19. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Amgen Inc	8.4%
Waters Corp	6.6%
CIGNA CORPORATION	6.5%
Biogen Inc	6.4%
McKesson Corp	5.5%
Cardinal Health Inc	5.3%
GlaxoSmithKline PLC	5.1%
Johnson & Johnson	5.0%
Sanofi	4.0%
DaVita Inc	3.9%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The S&P 500®Healthcare Index is a widely-recognized, unmanaged, equally-weighted Index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries. Index returns assume reinvestment of dividends; unlike the Portfolio’s returns, however, Index returns do not reflect any fees or expenses. Such costs would lower performance. It is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/7/03 – 2/28/19*	13.01%
Ten Year:	3/1/09 – 2/28/19*	21.61%
Five Year:	3/1/14 – 2/28/19*	14.00%
One Year:	3/1/18 – 2/28/19	7.13%
Six Months:	9/1/18 – 2/28/19	-2.70%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 2.15%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

PORTFOLIO ADVISOR COMMENTARY

US stocks weathered high volatility during the six month period ending in February 2019. Towards year-end, fears for US stocks accelerated as investors questioned the impact of rising interest rates, trade war risks, and other geopolitical tensions on the economy. No sector of the market was spared from the sharp and sustained correction that finally exhausted itself in December. Fortunately, as quickly as these fears drove stocks lower, equities rebounded just as fast. By the end of the semiannual period, stocks had reclaimed much of their lost territory. Technology stocks fared worse than other sectors during the correction, but recovered well.

Within the Saratoga Technology & Communications Portfolios, strong stock selection in the semiconductor space helped drive returns. The chip space is considered more cyclical and is therefore more sensitive to changes of risk aversion in the market and we believe this sub-sector benefits from an active management approach. Application software was another strong performer. Software companies are considered less capital intensive than industries which require significant manufacturing equipment. The sector therefore weathered the 2018 correction, but still rallied with the market during its recovery.

Going forward, Technology stocks continue to offer an attractive blend of defensive and offensive characteristics. The segment is economically sensitive and should benefit from the persistent slow growth, low inflation, and low interest rate environment. Additionally, the group has high profit margins and cash balances. The ability to return capital to shareholders and sustain dividends and dividend growth is also attractive. As the Federal Reserve’s path to higher interest rates becomes more uncertain, those companies that can grow independent of the cyclical nature of the economy are often rewarded. Going forward, tough rhetoric on trade is an area to watch closely, especially for semiconductor companies, but the Tech sector maintains robust cash flow, high returns on equity, and earnings growth.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Cisco Systems, Inc.	7.3%
Alphabet, Inc. - Class C	5.9%
Amazon.com, Inc.	5.9%
Microsoft Corp.	5.7%
Xilinx, Inc.	5.5%
Apple, Inc.	5.4%
Facebook, Inc.	4.7%
Alphabet, Inc. - Class A	4.2%
Oracle Corp.	4.1%
VMware, Inc.	4.0%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Lipper Science & Technology Funds Index is an equal-weighted performance Index, adjusted for capital gain distribution and income dividends, of the largest qualifying funds within the Science and Technology fund classification, as defined by Lipper. Indexes are not managed and it is not possible directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/7/03 – 2/28/19*	5.33%
Ten Year:	3/1/09 – 2/28/19*	4.86%
Five Year:	3/1/14 – 2/28/19*	-6.09%
One Year:	3/1/18 – 2/28/19	-5.06%
Six Month:	9/1/18 – 2/28/19	-11.70%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018 is 3.93%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure, and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors. This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The six-month period ending February 28, 2019 saw US equity markets experience an extreme sell-off for the first four months of the period, before staging a comeback during the last two months. Energy and Basic Materials were two of the weakest performing sectors over the period. During the fourth quarter of 2018, crude prices fell sharply while natural gas prices rose more than 50% in the first few weeks of the quarter before re-tracing their entire gain and continuing to fall into 2019. Crude prices recouped most of their fourth quarter losses with a strong price rally in the first few months of 2019.

The Saratoga Advantage Trust Energy & Basic Material’s Portfolios’ Energy holdings (roughly 66% of Fund weight) were down for the period, though they posted solid relative performance. The portfolio’s Oil & Gas Storage & Transportation holdings were the top performers. The portfolio’s Basic Materials holdings (roughly 34% of Fund weight) were down sharply during the period, and underperformed on a relative basis. Metals and Mining companies were the biggest detractors while stock selection in Containers and Packaging also suffered. The portfolio’s largest overweight among the Materials groups is to Containers and Packaging companies and the largest underweight is to Metals and Mining.

Top contributors to the Fund were Brazilian integrated oil & gas company Petrobras SA (3.63%), containers & packaging company Crown Holdings (0.00%) and Canadian pipeline company Enbridge (0.55%). The portfolio benefited from an underweight position in energy equipment & services companies which was one of the worst performing groups in the sector. Key detractors to performance were exploration & production companies Antero Resources (0.96%) and Newfield Exploration (0.00%) and refiner PBF Energy (2.05%).

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/19. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
TOTAL SA - ADR	6.0%
Exxon Mobil Corp.	5.9%
Royal Dutch Shell PLC - ADR	4.6%
CNOOC Ltd. - ADR	3.9%
Petroleo Brasileiro SA - ADR	3.6%
Eni SpA	3.6%
Chevron Corp.	3.6%
BASF SE	3.3%
China Petroleum & Chemical Corp.	2.7%
BP PLC	2.6%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Lipper Natural Resources Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Natural Resources fund classification, as defined by Lipper. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Smith Group Asset Management, Dallas, Texas

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/7/03 – 2/28/19*	3.08%
Ten Year:	3/1/09 – 2/28/19*	10.47%
Five Year:	3/1/14 – 2/28/19*	5.60%
One Year:	3/1/18 – 2/28/19	-10.51%
Six Months:	9/1/18 – 2/28/19	-8.13%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 3.83%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

PORTFOLIO ADVISOR COMMENTARY

The six-month period ending February 28, 2019 saw US equity markets experience an extreme sell-off for the first four months of the period, before staging a comeback during the last two months. Financial Services companies were one of the weaker sectors over the six-month period. As the period began, it appeared trade policy would be the dominant headline for the remainder of 2018 and for most of the fourth quarter of 2018, it was. The narrative shifted on December 19th, however, following a unanimous vote by the Federal Reserve to raise interest rates. Fears of an interest rate policy mistake by a Fed that may not be as independent as previously thought, coupled with a lingering trade wars by a “shut down” government were enough to push an already nervous market into bear territory. As quickly as the market sold off on fears of an interest rate mistake, the consensus turned from rate increases to rate cuts in 2019.

For the period, top contributors for the Saratoga Financial Services Portfolio were regional bank New York Community Bancorp (0.74%), property and casualty insurer Progressive Corp (4.28%), and insurance broker Marsh & Mclennan (0.47%). The portfolios underweight to the weak performing group of Diversified Financials aided performance. Key detractors to performance were regional banks Synovus Financial (0.00%) and Hancock Whitney Corp. (0.00%), and title insurer First American Financial (0.00%). The portfolio’s overweight to the poor performing Investment Banking and Brokerage group was a hindrance on performance.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/19. The securities held in the Portfolio are subject to change and any discussion of those securities should not be considered investment advice.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
FINANCIAL SERVICES PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Berkshire Hathaway Inc	9.4%
Wells Fargo & Co	4.5%
JPMorgan Chase & Co	4.5%
Bank of America Corp	4.4%
Citigroup Inc	4.4%
US Bancorp	4.3%
Progressive Corp/The	4.3%
Aflac Inc	3.1%
Allstate Corp/The	2.9%
Discover Financial Services	2.8%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Lipper Financial Services Funds Index is an equal, dollar-weighted Index of the 30 largest mutual funds within the Financial Services fund classification defined by Lipper. The Index is adjusted for the reinvestment of capital gains income dividends. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	9/1/94 – 2/28/19*	3.60%
Ten Year:	3/1/09 – 2/28/19*	1.93%
Five Year:	3/1/14 – 2/28/19*	0.41%
One Year:	3/1/18 – 2/28/19	0.92%
Six Months:	9/1/18 – 2/28/19	0.86%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 2.59%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

As of March 7, 2018, the Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends, and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

PORTFOLIO ADVISOR COMMENTARY

While most of the interest rate array has been increasing in a stable upward trend over the past few years, short-term interest rates had been rising more rapidly than long-term rates, driving a declining yield curve spread. Roughly five months ago, much of the interest rate spectrum rolled over, falling off of cycle highs, however spreads continued downwards as long-term rates fell more quickly than short term rates.

We believe the current interest rate environment, along with monetary policy and inflation data, provides a challenging backdrop for bonds. As such, the Saratoga Investment Quality Bond Portfolio is currently overweight short-term bonds, with a smaller allocation to intermediate-term bonds and floating rate bonds. This allocation led to positive relative performance during the first two months of the period, with floating rate bonds posting positive returns while the short-term bond sector was flat and the intermediate- and long-term bond sectors posted negative returns. However, as global growth concerns rocked the markets at the end of 2018, yields at the far end of the curve fell precipitously and the long-term bond sector shined. Though equity markets seemed to signal a return to calm to start 2019, bond markets appeared to disagree, with the long-term bond sector continuing to outperform as yields sustained their decline.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Short-Term Bond Index Fund	75.0%
iShares Floating Rate Bond ETF	11.6%
Province of Ontario Canada 2.450000 06/29/2022	2.0%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	9/1/94 — 2/28/19*	2.78%
Ten Year:	3/1/09 — 2/28/19*	1.11%
Five Year:	3/1/14 — 2/28/19*	0.02%
One Year:	3/1/18 — 2/28/19	0.40%
Six Month:	9/1/18 — 2/28/19	0.28%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 3.86%.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

As of March 7, 2018, the Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-today basis. The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser. An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

PORTFOLIO ADVISOR COMMENTARY

While most of the interest rate array has been increasing in a stable upward trend over the past few years, short-term interest rates had been rising more rapidly than long-term rates, driving a declining yield curve spread. Roughly five months ago, much of the interest rate spectrum rolled over, falling off of cycle highs, however spreads continued downwards as long-term rates fell more quickly than short term rates.

We believe the current interest rate environment, along with monetary policy and inflation data, provides a challenging backdrop for bonds. As such, the Saratoga Municipal Bond Portfolio is currently overweight short-term bonds, with a smaller allocation to floating rate bonds. This allocation led to positive relative performance during the first two months of the period, with floating rate bonds posting positive returns while the short-term bond sector was flat and the intermediate- and long-term bond sectors posted negative returns. However, as global growth concerns rocked the markets at the end of 2018, yields at the far end of the curve fell precipitously and the long-term bond sector shined. Though equity markets seemed to signal a return to calm to start 2019, bond markets appeared to disagree, with the long-term bond sector continuing to outperform as yields sustained their decline.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MUNICIPAL BOND PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Short-Term Tax-Exempt Fund	84.5%
iShares Floating Rate Bond ETF	5.0%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit rating. Indexes are not managed, and it is not possible to invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: CLS Investments, LLC, Omaha, Nebraska

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield¹	U.S. Government Money Market Portfolio (Class I)
2/28/19	0.88%

Total Aggregate Return for the Period Ended February 28, 2018
		Class I
Inception:	9/1/94 – 2/28/19*	1.86%
Ten Year:	3/1/09 – 2/28/19*	0.09%
Five Year:	3/1/14 – 2/28/19*	0.18%
One Year:	3/1/18 – 2/28/19	0.79%
Six Month:	9/1/18 – 2/28/19	0.56%

¹	The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 1.17%.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESTMENT REVIEW

AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/4/18 – 2/28/19*	-0.12%
One Year:	3/1/18 – 2/28/19	1.47%
Six Month:	9/1/18 – 2/28/19	-3.59%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018 is 3.71%.

*	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 44.25%-64.25% of the Portfolio’s assets to core equity investments; 8.75%-18.75% to sector equity investments; 2%-10% to fixed income investments; 5%-15% to money market investments and 11%-21% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 2.2% during Q4 of 2018. This was a decrease from the 3.4% AGR during Q3 2018. The largest component of GDP is Personal Consumption Expenditures (PCE), which helps us to understand how consumption in the US is fairing. One of the key data points driving PCE has historically been the employment to population ratio (Emp/Pop), which currently sits at 60.7%. Emp/Pop’s recent cycle-high, during April 2000, was 64.7%; that cycle-high was followed by a decline to 58.2% in July 2011. During that downtrend, a number of important consumption statistics showed significant weakness, even during periods of moderate economic growth. Average weekly earnings, much discussed during the current expansion, have long followed Emp/Pop’s trends, and have started to show strength following the ratio’s rebound. In light of this and other relevant data, we continue to believe that growth in the domestic economy should be sustainable during the near-term, though at a moderate pace.

The Federal Reserve’s (Fed) restrictive monetary policy over the past several years has moderated recently. The monetary base continues to decline, though the Fed recently stopped increasing the Fed Funds rate. While we believe Fed policy has slowed economic growth, we currently do not see a recession in the near-term.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2019, we believe monetary policy is neutral for the stock sector and negative for the bond sector, interest rates are neutral for the stock sector and negative for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and negative for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	16.1%
Schwab U.S. Large-Cap Value ETF	12.9%
Saratoga Mid Capitalization Portfolio, Class I	8.7%
Schwab US Small-Cap ETF	7.7%
Schwab International Equity ETF	6.7%
James Alpha Macro Portfolio, Class I	5.3%
Vanguard Total Bond Market Index Fund	5.1%
Saratoga Health & Biotechnology Portfolio, Class I	3.1%
Saratoga Technology & Communications Portfolio, Class I	3.0%
Vanguard Financials ETF	2.7%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 70%-85% Equity Category seeks to provide income and capital appreciation by investing in multiple asset classes. The Funds typically have 70%-85% equity exposure in domestic holdings.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/4/18 – 2/28/19*	0.52%
One Year:	3/1/18 – 2/28/19	1.82%
Six Month:	9/1/18 – 2/28/19	-2.13%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018 is 3.09%.

*	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 40%-60% of the Portfolio’s assets to core equity investments; 8.5%-18.5% to fixed income investments, 17.5%-32.5% to money market investments and 6.5%-16.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

PORTFOLIO ADVISOR COMMENTARY

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 2.2% during Q4 of 2018. This was a decrease from the 3.4% AGR during Q3 2018. The largest component of GDP is Personal Consumption Expenditures (PCE), which helps us to understand how consumption in the US is fairing. One of the key data points driving PCE has historically been the employment to population ratio (Emp/Pop), which currently sits at 60.7%. Emp/Pop’s recent cycle-high, during April 2000, was 64.7%; that cycle-high was followed by a decline to 58.2% in July 2011. During that downtrend, a number of important consumption statistics showed significant weakness, even during periods of moderate economic growth. Average weekly earnings, much discussed during the current expansion, have long followed Emp/Pop’s trends, and have started to show strength following the ratio’s rebound. In light of this and other relevant data, we continue to believe that growth in the domestic economy should be sustainable during the near-term, though at a moderate pace.

The Federal Reserve’s (Fed) restrictive monetary policy over the past several years has moderated recently. The monetary base continues to decline, though the Fed recently stopped increasing the Fed Funds rate. While we believe Fed policy has slowed economic growth, we currently do not see a recession in the near-term. We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2019, we believe monetary policy is neutral for the stock sector and negative for the bond sector, interest rates are neutral for the stock sector and negative for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and negative for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	16.8%
Vanguard Total Bond Market Index Fund	15.8%
Schwab U.S. Large-Cap Value ETF	14.1%
Saratoga Mid Capitalization Portfolio, Class I	9.8%
James Alpha Macro Portfolio, Class I	4.0%
Schwab US Small-Cap ETF	2.2%
Schwab International Equity ETF	1.7%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 30%-50% Equity Category invests in both stocks and bonds and maintains a relatively smaller position in stocks. The Funds typically have 30%-50% of assets in equities and 50%-70% of assets in fixed income and cash.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MODERATE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/4/18 – 2/28/19*	0.89%
One Year:	3/1/18 – 2/28/19	2.45%
Six Month:	9/1/18 – 2/28/19	-2.56%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018 is 3.50%.

*	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 43%-63% of the Portfolio’s assets to core equity investments; 3.75%-13.75% to sector equity investments; 4%-14% to fixed income investments; 10%-20% to money market investments and 9.25%-19.25% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 2.2% during Q4 of 2018. This was a decrease from the 3.4% AGR during Q3 2018. The largest component of GDP is Personal Consumption Expenditures (PCE), which helps us to understand how consumption in the US is fairing. One of the key data points driving PCE has historically been the employment to population ratio (Emp/Pop), which currently sits at 60.7%. Emp/Pop’s recent cycle-high, during April 2000, was 64.7%; that cycle-high was followed by a decline to 58.2% in July 2011. During that downtrend, a number of important consumption statistics showed significant weakness, even during periods of moderate economic growth. Average weekly earnings, much discussed during the current expansion, have long followed Emp/Pop’s trends, and have started to show strength following the ratio’s rebound. In light of this and other relevant data, we continue to believe that growth in the domestic economy should be sustainable during the near-term, though at a moderate pace.

The Federal Reserve’s (Fed) restrictive monetary policy over the past several years has moderated recently. The monetary base continues to decline, though the Fed recently stopped increasing the Fed Funds rate. While we believe Fed policy has slowed economic growth, we currently do not see a recession in the near-term.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2019, we believe monetary policy is neutral for the stock sector and negative for the bond sector, interest rates are neutral for the stock sector and negative for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and negative for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MODERATE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	19.5%
Schwab U.S. Large-Cap Value ETF	14.2%
Vanguard Total Bond Market Index Fund	13.0%
Saratoga Mid Capitalization Portfolio, Class I	11.0%
James Alpha Macro Portfolio, Class I	5.6%
Schwab US Small-Cap ETF	3.8%
Schwab International Equity ETF	2.6%
Saratoga Health & Biotechnology Portfolio, Class I	2.1%
Saratoga Technology & Communications Portfolio, Class I	1.8%
Vanguard Financials ETF	1.7%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 50%-70% Equity Category invests in stocks and bonds and maintains a relatively higher position in stocks. The Funds typically have 50%-70% of assets in equities and the remainder in fixed income and cash.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MODERATELY AGGRESSIVE BALANCED ALLOCATION
PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/4/18 – 2/28/19*	-0.70%
One Year:	3/1/18 – 2/28/19	1.32%
Six Month:	9/1/18 – 2/28/19	-3.87%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018 is 3.79%.

*	Commencement of offering is December 29, 2017. Start of performance is January 4, 2018.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 45%-65% of the Portfolio’s assets to core equity investments; 5.5%-15.5% to sector equity investments; 2.5%-12.5% to fixed income investments; 7%-17% to money market investments and 10%-20% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

PORTFOLIO ADVISOR COMMENTARY

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 2.2% during Q4 of 2018. This was a decrease from the 3.4% AGR during Q3 2018. The largest component of GDP is Personal Consumption Expenditures (PCE), which helps us to understand how consumption in the US is fairing. One of the key data points driving PCE has historically been the employment to population ratio (Emp/Pop), which currently sits at 60.7%. Emp/Pop’s recent cycle-high, during April 2000, was 64.7%; that cycle-high was followed by a decline to 58.2% in July 2011. During that downtrend, a number of important consumption statistics showed significant weakness, even during periods of moderate economic growth. Average weekly earnings, much discussed during the current expansion, have long followed Emp/Pop’s trends, and have started to show strength following the ratio’s rebound. In light of this and other relevant data, we continue to believe that growth in the domestic economy should be sustainable during the near-term, though at a moderate pace.

The Federal Reserve’s (Fed) restrictive monetary policy over the past several years has moderated recently. The monetary base continues to decline, though the Fed recently stopped increasing the Fed Funds rate. While we believe Fed policy has slowed economic growth, we currently do not see a recession in the near-term.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2019, we believe monetary policy is neutral for the stock sector and negative for the bond sector, interest rates are neutral for the stock sector and negative for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and negative for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	18.5%
Schwab U.S. Large-Cap Value ETF	14.3%
Vanguard Total Bond Market Index Fund	12.1%
Saratoga Mid Capitalization Portfolio, Class I	9.5%
James Alpha Macro Portfolio, Class I	6.5%
Schwab US Small-Cap ETF	6.3%
Schwab International Equity ETF	4.6%
Saratoga Health & Biotechnology Portfolio, Class I	2.6%
Saratoga Technology & Communications Portfolio, Class I	2.2%
Vanguard Financials ETF	2.2%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 50%-70% Equity invests in stocks and bonds and maintains a relatively higher position in stocks. The Funds typically have 50%-70% of assets in equities and the remainder in fixed income and cash.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

Advised by: Saratoga Capital Management, LLC, Goodyear, Arizona

Objective: The Portfolio seeks total return consisting of capital appreciation and income.

Total Aggregate Return for the Period Ended February 28, 2019
		Class I
Inception:	1/10/18 – 2/28/19*	-0.70%
One Year:	3/1/18 – 2/28/19	1.45%
Six Month:	9/1/18 – 2/28/19	-3.40%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018 is 2.95%.

*	Commencement of offering is December 29, 2017. Start of performance is January 10, 2018.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”). The Portfolio’s Manager allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. Currently, the Manager intends to allocate approximately 48%-68% of the Portfolio’s assets to core equity investments; 5.5%-15.5% to fixed income investments, 11%-21% to money market investments and 10.5%-20.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

PORTFOLIO ADVISOR COMMENTARY

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States advanced by an annualized growth rate (AGR) of 2.2% during Q4 of 2018. This was a decrease from the 3.4% AGR during Q3 2018. The largest component of GDP is Personal Consumption Expenditures (PCE), which helps us to understand how consumption in the US is fairing. One of the key data points driving PCE has historically been the employment to population ratio (Emp/Pop), which currently sits at 60.7%. Emp/Pop’s recent cycle-high, during April 2000, was 64.7%; that cycle-high was followed by a decline to 58.2% in July 2011. During that downtrend, a number of important consumption statistics showed significant weakness, even during periods of moderate economic growth. Average weekly earnings, much discussed during the current expansion, have long followed Emp/Pop’s trends, and have started to show strength following the ratio’s rebound. In light of this and other relevant data, we continue to believe that growth in the domestic economy should be sustainable during the near-term, though at a moderate pace.

The Federal Reserve’s (Fed) restrictive monetary policy over the past several years has moderated recently. The monetary base continues to decline, though the Fed recently stopped increasing the Fed Funds rate. While we believe Fed policy has slowed economic growth, we currently do not see a recession in the near-term.

We rely on roughly 50 macro-economic indicators when assembling our allocation strategy for the Saratoga Asset Allocation Portfolios. These indicators fall into four categories: monetary policy, interest rates, valuations, and inflation. As of the six-month period ending February 2019, we believe monetary policy is neutral for the stock sector and negative for the bond sector, interest rates are neutral for the stock sector and negative for the bond sector, valuations are neutral for the stock sector, and inflation is neutral for the stock sector and negative for the bond sector. We did not make an allocation change to our models during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Saratoga Large Capitalization Growth Portfolio, Class I	19.6%
Schwab U.S. Large-Cap Value ETF	16.0%
Vanguard Total Bond Market Index Fund	13.9%
Saratoga Mid Capitalization Portfolio, Class I	11.3%
Schwab US Small-Cap ETF	6.5%
Schwab International Equity ETF	5.0%
James Alpha Macro Portfolio, Class I	7.8%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Morningstar US Fund Allocation 50%-70% Equity Category invests in stocks and bonds and maintains a relatively higher position in stocks. The funds typically have 50%-70% of assets in equities and the remainder in fixed income and cash.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MACRO PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long -term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Period Ended February 28, 2019
	Six Month:	One Year:	Five Year:	Inception:	Inception:
	9/1/18 – 2/28/19*	3/1/18 – 2/28/19*	3/1/14 – 2/28/19*	2/1/11 – 2/28/19*	8/17/17 – 2/28/19*
Class I	-2.08%	-2.29%	-1.57%	-0.64%	NA
Class S	-1.97%	-2.18%	NA	NA	-0.50%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 2.82% for Class I, and stated in the prospectus dated December 31, 2018, is 2.85% for Class S.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by investing all or substantially all of its assets in the following market sectors (“Sectors”): commodities; global inflation-linked bonds; event-linked securities; global equities; emerging market bonds; emerging market currencies; high-yield bonds, quantitative, and global macro. The Manager allocates the Portfolio’s assets across the Sectors based on the Manager’s forecasted return and risk characteristics for each Sector. The Portfolio may invest no more than 33 % of its assets in any single Sector at the time of initial investment or as a result of a rebalancing, although actual Sector weightings may deviate from the maximum allocation percentage from time to time due to market movements.

PORTFOLIO ADVISOR COMMENTARY

The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed no signs of concerns during the first two months of 2019, as the rally continued straight up. However, the bond market gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. Global equity markets rebounded over the quarter and posted their best quarterly performance since 2010. The rebound was driven by optimism on a trade deal with China and a reversal in interest rate policy from the Federal Reserve. Large, mid and small cap stock sectors in the US all posted strong performance. Developed international equity markets and Emerging Markets rebounded during the quarter, however, both underperformed the US markets. The US government yield curve continued to flatten over the past six months. One of the few bright spots were government bonds, which proved to be a good diversifier over the quarter. Overall, rates dropped. The global real estate sector underperformed most asset classes as the weight of monetary policy normalization weighed on investors in the second half of 2018. Momentum in commodities continued to deteriorate during the quarter, mostly driven by the plunge in crude oil as rising supply caught up with demand.

In 2019, we expect moderate global growth (albeit slowing) will offset interest rate sensitivity in real estate. We believe the MLP sector recovery will continue, given seemingly attractive relative valuations. We maintain our merger arbitrage position in an attempt to offset our interest rate sensitive income-oriented investments.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MACRO PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Vanguard Total International Bond ETF	11.6%
AQR Managed Futures Strategy Fund	7.0%
Altegris Futures Evolution Strategy Fund	7.0%
iShares JP Morgan USD Emerging Markets Bond ETF	2.3%
iShares S&P GSCI Commodity Indexed Trust	2.0%
Global X S&P 500 Covered Call ETF	1.6%
SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	1.4%
Highland/iBoxx Senior Loan ETF	1.1%
SPDR Gold Shares	1.1%
SPDR EURO STOXX 50 ETF	0.8%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks total return consisting of current income and capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2019
	Six Month:	One Year:	Five Year:	Inception:	Inception:
	9/1/18 – 2/28/19*	3/1/18 – 2/28/19	3/1/14 – 2/28/19*	8/1/11 – 2/28/19*	8/17/17 – 2/28/19*
Class I	0.34%	10.60%	7.44%	8.47%	NA
Class S	0.57%	10.94%	NA	NA	7.09%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 1.37% for Class I, and stated in the prospectus dated December 31, 2018, is 1.37% for Class S.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Sub-Adviser uses both a quantitative screening process and a qualitative stock selection process when selecting securities for investment by the Portfolio. Quantitative Screening Process: The Sub-Adviser and Green Street Advisors have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Sub-Adviser uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 80 qualifying securities for evaluation by the Sub-Adviser (“Qualifying Securities”). Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors. Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Sub-Adviser in determining appropriate investments for the Portfolio. The Sub-Adviser selects the top 40 to 50 securities from among the approximately 80 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, balance sheet strength, debt structure and maturities, lease term and renewal schedule, tenant credit quality, regional macroeconomic conditions and trends and projected demand drivers and supply constraints for space. The Sub-Adviser may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Model.

PORTFOLIO ADVISOR COMMENTARY

During the period from September 1, 2018 through February 28, 2019, global real estate stocks initially sold off, fueled by fears of rising interest rates as the US Fed adopted a slightly more hawkish tone. During the latter part of the period, fueled by continued improvement in fundamentals and solid earnings growth, the global REIT market regained its focus on industry fundamentals instead of the exogenous factors that seemingly distracted investors and drove the sell-off in Q4. We believe there is a potential for strong returns for property stocks in the year ahead. We expect the economic and real estate cycles to remain in a prolonged recovery stage. The still-slow pace of economic growth, subdued development starts, and a low inflation/low interest rate environment could ensure continued investor demand for real estate. Thus, we believe the bull case for global REITs remains intact. Despite the length of the current bull market, we remain focused on the idea that bull markets don’t die of old age, they die of excesses. For real estate, that means excess new supply from development, which continues to be muted as the most recent data points to a slight slowdown in new construction. We believe that gains in this part of the economic cycle will be tougher to come by which means that selectivity and stock-picking could continue to be important. We estimate that listed property companies globally trade at a 15% discount to our estimates of the private market value of the real estate they own; thus we believe commercial real estate is “on sale” in the listed markets.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
CyrusOne, Inc.	6.4%
NEXTDC Ltd.	5.7%
Colony Capital, Inc.	5.3%
Inmobiliaria Colonial SA	4.6%
Equinix, Inc.	4.1%
Tokyu Fudosan Holdings Corp.	4.1%
COVIVIO	2.9%
American Homes 4 Rent	2.6%
InterXion Holding NV	2.6%
Kennedy-Wilson Holdings, Inc.	2.5%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition *

The FTSE EPRA/NAREIT Developed Net Index Series is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide long-term capital appreciation as its primary objective, with a secondary objective of providing income for its shareholders.

Total Aggregate Return for the Period Ended February 28, 2019
	Six Months:	One Year:	Inception:	Inception:
	9/1/18 – 2/28/19	3/1/18 – 2/28/19*	9/29/14 – 2/28/19*	8/17/17 – 2/28/19*
Class I	-3.26%	6.32%	1.01%	NA
Class S	-3.03%	6.52%	NA	7.61%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 4.16% for Class I, and stated in the prospectus dated December 31, 2018 is 4.39% for Class S.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The principal investment strategies that will be employed by the Portfolio include the following: (i) Equity Strategies- the Portfolio will seek equity exposure using a combination of investment strategies that may include long-only strategies and long/short equity strategies; (ii) Merger Arbitrage Strategies- the Portfolio’s merger arbitrage strategy is to invest in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations; (iii) Real Estate-Related Strategies- the Portfolio’s real-estate related strategy is to invest, either directly or through other investment companies, in publicly traded real estate investment trusts (“REITs”), including REIT preferred stock, and securities of other publicly traded real estate and real estate-related companies; (iv) Master Limited Partnership (MLP) Strategies- the Portfolio will invest up to 25% of its assets in publicly traded MLP investments and exchange-traded notes (ETNs) that track MLPs; and (v) Risk-Adjusted Long/Short Debt Strategy- the risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the strategy will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). The Portfolio may invest in companies of any size (from micro-cap to large-cap) in each of its investment strategies. While the Portfolio may generally invest in foreign securities without limitation, the Portfolio will limit its investments in emerging markets securities to 25% of the Portfolio’s assets.

PORTFOLIO ADVISOR COMMENTARY

The first quarter of 2019 was a welcomed turnaround for most asset classes after the correction and volatility spike in the fourth quarter of 2018. Global equity markets showed no signs of concerns during the first two months of 2019, as the rally continued straight up. However, the bond market gave a dose of caution as a portion of the yield curve inverted for the first time since 2007. Global equity markets rebounded over the quarter and posted their best quarterly performance since 2010. The rebound was driven by optimism on a trade deal with China and a reversal in interest rate policy from the Federal Reserve. Large, mid and small cap stock sectors in the US all posted strong performance. Developed international equity markets and Emerging Markets rebounded during the quarter, however, both underperformed the US markets. The US government yield curve continued to flatten over the past six months. One of the few bright spots were government bonds, which proved to be a good diversifier over the quarter. Overall, rates dropped. The global real estate sector underperformed most asset classes as the weight of monetary policy normalization weighed on investors in the second half of 2018. Momentum in commodities continued to deteriorate during the quarter, mostly driven by the plunge in crude oil as rising supply caught up with demand.

In 2019, we expect moderate global growth (albeit slowing) will offset interest rate sensitivity in real estate. We believe the MLP sector recovery will continue, given seemingly attractive relative valuations. We maintain our merger arbitrage position in an attempt to offset our interest rate sensitive income-oriented investments.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit Value Portfolio	7.9%
SunTrust Banks, Inc.	2.3%
MB Financial, Inc.	1.5%
Twenty-First Century Fox, Inc.	1.5%
Nutrisystem, Inc.	1.5%
CyrusOne, Inc.	1.5%
L3 Technologies, Inc.	1.4%
Red Hat, Inc.	1.3%
Bank of America Corp.	1.3%
NeoGenomics, Inc.	1.2%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments and short-sales.

Portfolio Composition*

The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide capital appreciation as its primary objective.

Total Aggregate Return for the Period Ended February 28, 2019
	Six Month:	One Year:	Inception:	Inception:
	9/1/18 – 2/28/19	3/1/18 – 2/28/19	7/31/15 – 2/28/19*	8/17/17 – 2/28/19*
Class I	2.23%	6.42%	3.95%	NA
Class S	2.60%	7.10%	NA	7.59%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 2.35% for Class I, and stated in the prospectus dated December 31, 2018, is 2.32% for Class S.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the S&P 500® Index and to enhance these returns through the use of leverage. The Portfolio will achieve exposure to S&P 500® Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks. The Portfolio’s Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices. The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio intends to borrow money to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the S&P 500® Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% its assets. The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk, the time to expiration of options, the rate that options lose value as they near maturity, the risk of gain or loss resulting from changes in volatility, and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

PORTFOLIO ADVISOR COMMENTARY

In contrast to the last several years, 2018 provided a stark reminder that markets don’t go straight up. Interestingly, the Federal Reserve’s committed hawkishness took its toll on international equities as the strength of the US dollar and negative trade rhetoric significantly hurt foreign prospects. While the Fed had been raising rates gradually since 2017, their continued normalization rhetoric in the face of a potential rollover in Chinese and European GDP growth began to concern US investors. That concern led to deep tumble from late September highs and precipitated some major dislocations in stock dispersion and sector and asset correlations. During that late-2018 down period in US equities, the James Alpha Managed Risk Domestic Equity Portfolio avoided a lion’s share of market losses allowing the fund to generate a positive return while markets fell. Most notable during that time was the reduction in correlation of the portfolio to equity markets due largely to our unique put structure, which has potential to greatly reduce correlation during market declines. Since that time, the Fed announced a dovish pivot and equities have regained footing. Interestingly, US equity earnings forecasts are being downgraded but many valuations are above 5- and 10-year averages. Given the slowdown in US equities earnings estimates, the still remaining US-China trade conflict, and the potential that the Fed may not be as dovish as expected, we see continued risks of equity declines accompanied by bouts of volatility.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top Portfolio Holdings*
% of
Company	Net Assets
SPDR S&P 500 ETF Trust	88.5%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments and written options.

Portfolio Composition*

The S&P 500™ Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide capital appreciation as its primary objective.

Total Aggregate Return for the Period Ended February 28, 2019
	Six Months:	One Year:	Inception:	Inception:
	9/1/18 – 2/28/19	3/1/18 – 2/28/19	7/31/15 – 2/28/19*	8/17/17 – 2/28/19*
Class I	1.66%	-0.12%	1.77%	NA
Class S	1.87%	0.20%	NA	2.68%

*	Annualized performance for periods greater than one year. for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 2.92% for Class I, and stated in the prospectus dated December 31, 2018, is 3.04% for Class S.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the MSCI Emerging Markets Index and to enhance these returns through the use of leverage. The Portfolio will achieve exposure to MSCI Emerging Markets Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks. The Portfolio’s Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices. The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or investments that provide exposure to equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the MSCI Emerging Markets Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% its assets. The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk, the time to expiration of options, the rate that options lose value as they near maturity, the risk of gain or loss resulting from changes in volatility, and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

PORTFOLIO ADVISOR COMMENTARY

As 2018 opened, the initial signs of interest rate reversal clearly flashed to the upside. Additional concerns that nationalism (not just a US phenomenon, potentially) will lead to greater protectionism, increasing the cost of goods and trade, along with other inflationary forces seemed to pause the global appetite for risk. As the calendar turned to 2019, initial signs of the Fed pivot have clearly supported an equity rally and fostered risk taking. At the same time the US dollar strength that had characterized much of the fear around foreign equities last year also relented, giving international and emerging markets equities some breathing room. While the markets have largely been positive this year with volatility slowly receding from their highs, we believe remaining uncertainties around trade, geopolitics, and economic growth continue to warrant a down-side risk management focus.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top Portfolio Holdings*
% of
Company	Net Assets
iShares MSCI Emerging Markets ETF	66.4%

*	Based on total net assets as of February 28, 2019.

**	Based on total investments as of February 28, 2019.

Excludes short-term investments and written options.

Portfolio Composition**

The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 830 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide high current income as its primary objective.

Total Aggregate Return for the Period Ended February 28, 2019
	Six Months:	One Year:	Five Year:	Inception:	Inception:
	9/1/18 – 2/28/19	3/1/18 – 2/28/19*	3/1/14 – 2/28/19*	12/31/13 – 2/28/19*	8/17/17 – 2/28/19*
Class I	0.45%	0.62%	2.87%	3.18%	NA
Class S	0.78%	1.26%	NA	NA	2.32%

*	Annualized performance for periods greater than one year. for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 1.50% for Class I, and stated in the prospectus dated December 31, 2018, is 2.67% for Class S.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio will seek to achieve its investment objectives by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income-related securities, using a combination of long-short, long-only and hedging strategies. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and foreign fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase. It is expected that the Portfolio will keep its average duration equal to or below three years. Hedging strategies are used by the Portfolio in an attempt to mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for currency and interest rate hedging purposes. The Portfolio will invest its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The principal investment strategies that may be employed by the Portfolio include the following: (i) Senior Loan Floating Rate Strategy- the senior loan floating rate strategy concentrates on investment opportunities in senior-secured and second-lien loans and bonds; (ii) Short Duration High Yield Strategy- the short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility; (iii) Relative Value Long/Short Debt Strategy- the relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund, and derivative securities. Proprietary research tools include credit spread analysis; and (iv) Risk-Adjusted Long/Short Debt Strategy- the risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the strategy will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). One or more of the above strategies may be achieved through investments in ETFs and other registered investment companies instead of direct investments. The Manager’s investment process is based on a consultative four step approach: 1) Asset Allocation – Defining objectives and constraints, determining asset classes, and determining strategic weightings based on objectives and constraints; 2) Manager Research – Sourcing and vetting investment managers; 3) Risk Management – Identifying, characterizing, and assessing portfolio risks, and suggesting ways to reduce risk; and 4) Portfolio Construction – Constructing the portfolio by incorporating input from all three of the above.

PORTFOLIO ADVISOR COMMENTARY

The US economy ended 2018 in good shape. Consumer spending is strong, corporate earnings are excellent, and the unemployment rate is at a 49-year low. We believe the fiscal tax stimulus package introduced late in 2017 should keep the US economy running with moderate growth through the middle of 2019, albeit at a slower pace. US mortgage delinquencies declined during the period as new home sales rose, boosting the returns of the Residential Mortgage Backed Securities market. The Fed raised the federal funds rate four times in 2018 before abruptly shifting their stance in 2019 stating they would be “patient” when

INVESTMENT REVIEW (Continued)

considering future rate hikes. Emerging market debt was the bright spot in fixed income markets over the past six months after a strong rally in the first two months of 2019 amid a healthy environment for risk and steady dollar. Recently, we have seen signs of global growth slowing, but we believe a recession is unlikely in 2019. We view housing aggregate demand to exceed aggregate supply for the intermediate horizon and, on average, home price appreciation rates could continue to outpace inflation in most regions, which should support the US securitized credit market. US corporate speculative grade default rate is forecasted to remain below the long-term average, but we think issuer selection will become more important due to elevated market volatility. The James Alpha Hedged High Income Portfolio rebounded nicely in 2019 after the market sell-off in the fourth quarter of 2018. We maintain what we believe is cautious positioning with short duration and hedging in place. We believe that the high yield market is fully priced and are positioning the portfolio for a correction when we would hope to selectively make opportunistic, potentially high yielding, investments.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
James Alpha Structured Credit	12.6%
American Beacon Sound Point Floating Rate Income Fund	3.7%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1.4%
VanEck Vectors Emerging Markets High Yield Bond ETF	1.4%
Alerian MLP ETF	1.2%
Ford Motor Credit 3.75%, 9/24/20	1.2%
MagnaChip Demiconductor Corp., 6.625%, 7/15/21	1.0%
ION Geophysical Corp 9.125%, 12/15/21	1.0%
iShares 0-5 Year High Yield Corporate Bond ETF	0.9%
Global Ship Lease, Inc., 9.875%, 11/15/22	0.9%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA MOMENTUM PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks to provide high current income as its primary objective.

Total Aggregate Return for the Period Ended February 28, 2019
	Six Months:	One Year:	Inception:	Inception:
	9/1/18 – 2/28/19	3/1/18 – 2/28/19*	4/1/14 – 8/31/18*	6/25/18 – 8/31/18*
Class I	-7.07%	-6.80%	5.92%	NA
Class S	-7.02%	NA	NA	-2.03%

*	Annualized performance for periods greater than one year.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2018, is 1.50% for Class I, and stated in the prospectus dated December 31, 2018, is 1.50% for Class S.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio invests in a group of exchange-traded funds (“ETFs”) and/or money market funds. The underlying ETFs generally invest in fixed income securities, equity securities, convertible securities, real estate investment trusts (“REITs”), and commodities.

The Sub-Adviser allocates the Portfolio’s assets among its investment categories based on a “risk-on”/“risk-off” proprietary screening model. “Risk-on” is defined as asset classes that the Portfolio will invest in, such as ETFs that hold equity securities, REITs and commodities. “Risk-off” investments generally include U.S. Treasury ETFs and cash or cash equivalents and are considered by the Sub-Adviser to present the least amount of credit risk. The Sub-Adviser’s screening process begins with a review of the strongest recent “risk-off” investments relative to other “risk-off” investments. Each “risk-off” investment is compared against the others to create a ratio which the Sub-Adviser then analyzes to determine which investment’s relative price is performing more strongly than the others based on a proprietary weighting system. The strongest relative strength is considered the strongest recent “risk-off” investment with which to compare “risk-on” asset classes. Relative strength calculates which investments are the strongest performers, as compared to other investments based on the investment’s performance return profile over a period of up to one year, and recommends those investments for purchase.

The Sub-Adviser determines if a cash position or U.S. Treasury ETF is most favorable based on the Sub-Adviser’s screening model. The Sub-Adviser then compares the strongest “risk-off” investment to ETFs that hold equity securities, REITs and commodities. In order to buy a “risk-on” investment, that “risk-on” investment must be showing recent relative strength versus the strongest “risk-off” instrument based on the Sub-Adviser’s proprietary screening model at set intervals during the month. The Sub-Adviser sells “risk-on” investments when the strongest “risk-off” ETF is showing greater recent relative strength versus the particular “risk-on” investment based on the Sub-Adviser’s screening model at set intervals during the month.

The Portfolio may purchase ETFs that use derivative instruments such as put and call options on stocks and stock indices, and index contracts and options thereon. The Portfolio may invest in ETFs that hold below-grade fixed income securities (known as “junk bonds”). The Portfolio’s investment strategy may cause it to purchase ETFs that have growth or value style investing, and the Portfolio may invest in ETFs that hold small- and medium-sized companies. There are no limits on the amount of the Portfolio’s assets that may be invested in ETFs and/or cash investments at any one time. Additionally, the Portfolio may be fully invested, partially invested or fully in cash or cash equivalents at any time. Depending on the “risk-on”/“risk-off” ratio, if cash is the recent strongest performing asset class compared to all “risk-on” ETFs and all “risk-off” ETFs that invest in U.S. Treasuries, for example, the Portfolio would then hold 100% in cash.

The Portfolio may also engage in short-term trading. The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. The Portfolio may invest a significant percentage of its assets in a single ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position. Also, the Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular industry.

INVESTMENT REVIEW (Continued)

PORTFOLIO ADVISOR COMMENTARY

US Stock market indices ended September 2018 at a new all-time high. Momentum was strong. Then, the Fed decided to talk about raising interest rates more, as well as reducing the Fed’s balance sheet in a meticulous, robotic way. The underlying economy was beginning to struggle at the same time the Fed was tightening conditions with the higher interest rates and balance sheet reduction. Throw in a trade war with what seemed to be a majority of the world’s major economies, and the conditions were ripe for a demand on safe, liquid assets. October saw a sharp drop in stock indices, which caused the James Alpha Momentum Portfolio to begin rotating into Treasuries after feeling the initial spurt down in the market. As December rolled around, the portfolio had very little exposure to equities and looked very much like a bond portfolio with the large amount of Treasuries it held. This helped the portfolio hold up well during the December swoon. That was short lived, though. As we headed into 2019, the portfolio was rotated out of stocks, but the Fed was beginning to backtrack on everything they said they were going to do in December. For what seems like the 100th time, the Fed came to the rescue and the market saw a strong rally. Unfortunately, the rules of the portfolio are to attempt to avoid long and protracted down moves; while we were insulated from absorbing the full December swoon, we were also insulated from participating in the ensuing rally, as the portfolio began to slowly gain exposure back into stocks in a methodical and calculated way. While these V-shaped trading markets could continue to be a tough market for the portfolio to navigate, we stand by the model being built in an attempt to avoid long and protracted down-moves, sometimes at the expense of rapid up-moves.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE
JAMES ALPHA MOMENTUM PORTFOLIO VS. BENCHMARK

SIGNIFICANT AREAS OF INVESTMENT
AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
iShares 7-10 Year Treasury Bond ETF	33.6%
iShares 20+ Year Treasury Bond ETF	16.2%
iShares MSCI Brazil ETF	8.0%
iShares MSCI China ETF	7.0%
Vanguard FTSE Emerging Markets ETF	5.6%
VanEck Vectors Russia ETF	5.5%
Vanguard Real Estate ETF	5.4%
iShares Latin America 40 ETF	5.4%
Invesco Emerging Markets Sovereign Debt ETF	2.8%
Vanguard Total Stock Market ETF	2.8%

*	Based on total net assets as of February 28, 2019.

Excludes short-term investments.

Portfolio Composition*

The S&P 500™ Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 97.9%
	APPAREL - 4.8%
19,180	Gildan Activewear, Inc.	$684,151

	BANKS - 10.3%
3,975	Northern Trust Corp.	370,470
2,184	SVB Financial Group *	539,797
9,703	Webster Financial Corp.	557,146
		1,467,413
	BUILDING MATERIALS - 4.6%
13,741	Fortune Brands Home & Security, Inc.	647,476

	CHEMICALS - 6.3%
2,073	Air Products & Chemicals, Inc.	375,586
9,850	DowDuPont, Inc.	524,316
		899,902
	COMMERCIAL SERVICES - 4.1%
25,998	Sabre Corp.	583,135

	DISTRIBUTION/WHOLESALE - 4.7%
24,025	LKQ Corp. *	665,493

	ELECTRIC - 4.6%
15,816	NRG Energy, Inc.	659,211

	ENGINEERING & CONSTRUCTION - 4.6%
21,015	AECOM *+	650,624

	HOME BUILDERS - 2.9%
8,589	Lennar Corp.	412,100

	INTERNET - 5.5%
7,006	58.com, Inc. - ADR *	510,807
161	Booking Holdings, Inc. *	273,223
		784,030
	LEISURE TIME - 4.2%
10,803	Norwegian Cruise Line Holdings Ltd. *	599,890

	LODGING - 4.0%
66,325	Caesars Entertainment Corp. *+	571,722

	MEDIA - 8.7%
18,350	Comcast Corp.	709,595
16,750	Liberty Media Corp. - Liberty Formula One *	521,260
		1,230,855
	PACKAGING & CONTAINERS - 11.0%
6,797	Ball Corp.	372,340
12,366	Crown Holdings, Inc. *	671,350
5,437	Packaging Corporation of America	519,723
		1,563,413
	PHARMACEUTICALS - 4.5%
26,725	Bausch Health Companies, Inc. *	633,383

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 97.9% (Continued)
	SEMICONDUCTORS - 4.0%
8,000	Qorvo, Inc. *	$561,120

	SOFTWARE - 2.9%
3,706	Microsoft Corp.	415,183

	TELECOMMUNICATIONS - 2.7%
7,153	GCI Liberty, Inc. *	382,972

	TEXTILES - 3.5%
3,604	Mohawk Industries, Inc. *	490,576

	TOTAL COMMON STOCK (Cost - $14,142,213)	13,902,649

	SHORT-TERM INVESTMENTS - 2.2%
311,712	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	311,712
	(Cost - $311,712)

	TOTAL INVESTMENTS - 100.1% (Cost - $14,453,925)	$14,214,361

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(12,522)

	NET ASSETS - 100.0%	$14,201,839

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

ADR - American Depository Receipt

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 4.2%
2,950	Boeing Co.	$1,297,882
800	Lockheed Martin Corp.	247,528
		1,545,410
	APPAREL - 3.1%
2,600	Columbia Sportswear Co.	267,670
9,840	VF Corp.	859,622
		1,127,292
	AUTO PARTS & EQUIPMENT - 2.2%
16,000	Allison Transmission Holdings, Inc.	795,200

	BANKS - 0.7%
4,440	East West Bancorp, Inc.	242,468

	BEVERAGES - 0.5%
3,700	Coca-Cola Co.	167,758

	BIOTECHNOLOGY - 2.6%
2,400	Biogen, Inc. *	787,224
2,500	Gilead Sciences, Inc.	162,550
		949,774
	CHEMICALS - 1.4%
1,810	Linde PLC	313,565
2,170	LyondellBasell Industries NV	185,579
		499,144
	COMMERCIAL SERVICES - 9.2%
3,800	Automatic Data Processing, Inc.	581,514
4,300	Booz Allen Hamilton Holding Corp.	227,298
3,400	Euronet Worldwide, Inc. *+	456,688
11,700	PayPal Holdings, Inc. *	1,147,419
7,600	Robert Half International, Inc.	518,244
3,390	United Rentals, Inc. *	456,260
		3,387,423
	COMPUTERS - 8.7%
9,300	Apple, Inc.	1,610,295
9,340	Fortinet, Inc. *	810,619
12,040	NetApp, Inc.	785,008
		3,205,922
	COSMETICS/PERSONAL CARE - 0.5%
1,300	Estee Lauder Cos, Inc.	204,022

	DISTRIBUTION/WHOLESALE - 2.0%
17,240	HD Supply Holdings, Inc. *	741,492

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
11,900	E*Trade Financial Corp.	582,981
3,900	LPL Financial Holdings, Inc.	294,099
1,370	Visa, Inc.	202,924
		1,080,004
	ELECTRONICS - 0.5%
1,200	Honeywell International, Inc.	184,884

	FOOD - 2.3%
12,400	Sysco Corp.	837,620

	HEALTHCARE-SERVICES - 7.1%
2,310	Humana, Inc.	658,442
5,730	Molina Healthcare, Inc. *+	771,430
2,100	UnitedHealth Group, Inc.	508,662
2,700	WellCare Health Plans, Inc. *	684,666
		2,623,200

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 98.9% (Continued)
	INSURANCE - 2.5%
12,740	Progressive Corp.	$928,746

	INTERNET - 21.3%
768	Alphabet, Inc. - Class A *	865,190
722	Alphabet, Inc. - Class C *	808,582
1,142	Amazon.com, Inc. *	1,872,686
100	Booking Holdings, Inc. *	169,704
6,800	CDW Corp.	638,452
4,030	F5 Networks, Inc. *	677,604
5,573	Facebook, Inc. *	899,761
1,700	Palo Alto Networks, Inc. *	418,659
12,686	TripAdvisor, Inc. *+	674,515
25,900	Twitter, Inc. *	797,202
		7,822,355
	OFFICE/BUSINESS EQUIPMENT - 2.4%
4,500	Zebra Technologies Corp.	902,295

	PHARMACEUTICALS - 4.5%
7,100	Britsol-Myers Squibb Co.	366,786
3,700	Cigna Corp.	645,428
5,020	Eli Lilly & Co.	633,976
		1,646,190
	REAL ESTATE INVESTMENT TRUSTS - 1.5%
1,290	American Tower Corp.	227,234
560	Public Storage	118,434
1,140	Simon Property Group, Inc.	206,522
		552,190
	RETAIL - 7.1%
4,520	Advance Auto Parts, Inc.	731,246
2,350	Costco Wholesale Corp.	514,039
4,500	Darden Restaurants, Inc.	504,495
2,350	O’Reilly Automotive Corp. *	874,106
		2,623,886
	SOFTWARE - 9.6%
2,050	Adobe Systems, Inc. *	538,125
26,663	Microsoft Corp.	2,987,056
		3,525,181
	TRANSPORTATION - 2.1%
8,200	CSX Corp.	595,894
1,100	Union Pacific Corp.	184,470
		780,364

	TOTAL COMMON STOCK (Cost - $31,458,811)	36,372,820

	SHORT-TERM INVESTMENTS - 1.2%
422,624	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	422,624
	(Cost - $422,624)

	TOTAL INVESTMENTS - 100.1% (Cost - $31,881,435)	$36,795,444

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(27,949)

	NET ASSETS - 100.0%	$36,767,495

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

PLC - Public Limited Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 96.8%
	APPAREL - 1.0%
3,175	Gildan Activewear, Inc.	$113,252

	BANKS - 7.3%
8,650	Bank of NT Butterfield & Son Ltd.	352,401
6,050	Chemical Financial Corp.	277,272
3,875	PacWest Bancorp	158,953
		788,626
	BUILDING MATERIALS - 1.0%
1,950	Masonite International Corp. *	108,127

	CHEMICALS - 2.5%
2,500	FMC Corp.	223,750
975	Versum Materials, Inc.	47,775
		271,525
	COMMERCIAL SERVICES - 7.0%
450	Bright Horizons Family Solutions, Inc. *	55,800
2,525	Brink’s Co. +	199,273
1,825	Global Payments, Inc.	237,943
12,200	Laureate Education, Inc. *	186,538
1,750	ServiceMaster Global Holdings, Inc. *	79,030
		758,584
	COMPUTERS - 4.8%
1,525	CACI International, Inc. *	277,946
1,550	Check Point Software Technologies Ltd. *	189,565
750	Maximus, Inc.	53,010
		520,521
	DISTRIBUTION/WHOLESALE - 0.5%
350	Pool Corp. +	55,839

	DIVERSIFIED FINANCIAL SERVICES - 8.0%
865	Alliance Data Systems Corp.	149,645
6,425	Ares Management Corp.	151,758
13,704	Mr. Cooper Group, Inc. +	187,060
2,050	Nasdaq, Inc.	187,719
1,325	SEI Investments Co.	69,894
3,825	Synchrony Financial	124,733
		870,809
	ELECTRIC - 10.1%
3,725	Ameren Corp.	265,369
8,125	Atlantica Yield PLC	162,175
4,675	CMS Energy Corp.	254,320
2,450	Energy, Inc.	136,979
10,725	Vistra Energy Corp. *	279,279
		1,098,122
	ELECTRICAL COMPONENTS & EQUIPMENTS - 1.0%
875	Hubbell, Inc.	103,294

	ELECTRONICS - 4.2%
1,625	Allegion PLC	146,185
2,850	Keysight Technologies, Inc. *	240,569
2,650	nVent Electric PLC	72,822
		459,576
	ENGINEERING & CONSTRUCTION - 1.1%
12,050	Willscot Corp. *	122,790

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 96.8% (Continued)
	FOOD SERVICE - 1.3%
4,525	Aramark	$137,108

	GAS - 2.1%
2,925	Spire, Inc.	232,011

	HEALTHCARE-PRODUCTS - 3.2%
390	Cooper Cos, Inc.	111,536
3,100	Hologic, Inc. *	146,165
800	West Pharmaceutical Services, Inc.	83,800
		341,501
	HEALTHCARE-SERVICES - 3.1%
2,900	Centene Corp. *	176,581
1,155	IQVIA Holdings, Inc. *	161,816
		338,397
	HOUSEHOLD PRODUCTS/WARES - 1.3%
1,275	Avery Dennison Corp.	137,751

	INSURANCE - 8.0%
2,925	Arthur J. Gallagher & Co.	234,819
5,100	Athene Holding Ltd. *	227,205
1,475	Essent Group Ltd. *	63,631
4,700	MGIC Investment Corp. *	61,006
3,425	Radian Group, Inc.	69,733
1,475	Reinsurance Group of America, Inc.	213,123
		869,517
	INTERNET - 1.5%
1,050	CDW Corp.	98,585
625	RingCentral, Inc. *	65,806
		164,391
	MACHINERY-CONSTRUCTION & MINING - 1.2%
1,625	Oshkosh Corp.	126,441

	MEDIA - 3.4%
3,800	Nexstar Media Group, Inc.	371,374

	METAL FABRICATE/HARDWARE - 1.5%
3,775	Timken Co.	163,797

	MINING - 1.1%
12,000	Constellium NV *	113,520

	MISCELLANEOUS MANUFACTURING - 0.7%
750	AptarGroup, Inc.	76,297

	OIL & GAS - 5.2%
3,925	Continental Resources, Inc. *	175,094
18,050	QEP Resources, Inc. *	140,068
20,250	WPX Energy, Inc. *	249,885
		565,047

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 96.8% (Continued)
	OIL & GAS SERVICES - 0.7%
2,900	Baker Hughes, a GE company +	$76,502

	PACKAGING & CONTAINERS - 2.5%
5,000	Crown Holdings, Inc. *	271,450

	REAL ESTATE INVESTMENT TRUSTS - 3.4%
1,625	CyrusOne, Inc.	80,990
17,325	New Residential Investment Corp.	286,555
		367,545
	SEMICONDUCTORS - 1.2%
1,200	Analog Devices, Inc.	128,352

	SOFTWARE - 4.8%
1,375	Electronic Arts, Inc. *	131,697
2,425	Fidelity National Information Services, Inc.	262,264
1,550	Fiserv, Inc. *+	131,269
		525,230
	TEXTILES - 1.2%
975	Mohawk Industries, Inc. *	132,717

	TRANSPORTATION - 0.9%
2,950	Knight-Swift Transportation Holdings, Inc.	99,209

	TOTAL COMMON STOCK (Cost - $8,598,648)	10,509,222

	SHORT-TERM INVESTMENTS - 3.6%
386,454	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	386,454
	(Cost - $386,454)

	TOTAL INVESTMENTS - 100.4% (Cost - $8,985,102)	$10,895,676

	LIABILITIES LESS OTHER ASSETS - (0.4)%	(38,668)

	NET ASSETS - 100.0%	$10,857,008

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

PLC - Public Limited Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 97.1%
	AEROSPACE/DEFENSE - 3.2%
1,238	Aerojet Rocketdyne Holdings, Inc. * +	$46,116
503	Curtiss-Wright Corp.	62,015
813	MSA Safety, Inc.	84,056
		192,187
	AIRLINES - 0.6%
658	Spirit Airlines, Inc. *	37,012

	APPAREL - 0.4%
1,045	Crocs, Inc. *	26,836

	AUTO PARTS & EQUIPMENT - 2.1%
2,979	Dana, Inc.	58,835
3,057	Meritor, Inc. *	68,110
		126,945
	BANKS - 7.6%
1,548	1st Source Corp.	73,607
1,083	BancFirst Corp.	61,060
1,432	Banner Corp.	88,970
1,006	City Holding Co. +	80,621
3,250	First of Long Island Corp.	75,920
929	Hancock Holding Co.	40,579
1,470	TriState Captial Holdings, Inc. *	33,237
		453,994
	BIOTECHNOLOGY - 1.5%
851	FibroGen, Inc. *+	49,188
348	Ligand Pharmaceuticals, Inc. * +	43,180
		92,368
	BUILDING MATERIALS - 1.3%
1,664	Continental Building Products, Inc. *	47,973
2,089	PGT Innovations, Inc. *	31,502
		79,475
	COAL - 1.1%
735	Arch Coal, Inc.	68,473

	COMMERCIAL SERVICES - 4.3%
967	ASGN, Inc. *	62,284
503	FTI Consulting, Inc. *	37,302
929	Insperity, Inc.	117,305
348	Medifast, Inc.	44,346
		261,237
	COMPUTERS - 4.0%
813	Maximus, Inc. *	57,463
3,095	NetScout Systems, Inc. *+	84,710
542	Qualys, Inc. *+	45,327
735	Science Applications International Corp.	54,905
		242,405
	DISTRIBUTION/WHOLESALE - 0.8%
1,277	G-III Apparel Group Ltd. * +	45,474

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 97.1% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
2,747	Aircastle Ltd.	$54,555
3,134	Curo Group Holdings Corp. *+	34,537
2,554	Hamilton Lane, Inc. +	119,221
542	Moelis & Co.	24,179
		232,492
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
1,045	Generac Holdings, Inc. *	53,880
464	Littelfuse, Inc.	89,594
735	Novanta, Inc. *	60,072
		203,546
	ELECTRONICS - 2.5%
3,637	AVX Corp.	66,193
387	Tech Data Corp. *	39,559
2,051	Vishay Intertechnology, Inc.	44,958
		150,710
	ENGINEERING & CONSTRUCTION - 3.5%
967	Comfort Systems USA, Inc.	51,851
619	EMCOR Group, Inc.	44,648
1,315	MasTec, Inc. * +	56,782
967	TopBuild Corp. *	57,535
		210,816
	ENTERTAINMENT - 1.8%
580	Churchill Downs, Inc.	54,404
1,199	Monarch Casino & Resort, Inc. *	52,576
		106,980
	FOOD - 0.8%
2,399	Simply Good Foods Co. *	49,083

	GAS - 1.3%
929	ONE Gas, Inc.	80,312

	HEALTHCARE-PRODUCTS - 5.2%
232	ICU Medical, Inc. *	57,016
387	Inogen, Inc. * +	41,587
774	Masimo Corp. *	101,611
580	Quidel Corp. * +	38,025
967	Tactile Systems Techology, Inc. * +	73,502
		311,741
	HEALTHCARE-SERVICES - 2.2%
310	Amedisys, Inc. *	38,533
658	Molina Healthcare, Inc. *	88,587
		127,120
	HOUSEHOLD PRODUCTS/WARES - 0.6%
348	Helen of Troy Ltd. *	39,014

	INSURANCE - 5.4%
2,051	American Equity Investment Life Holding Co.	64,914
813	Argo Group International Holdings Ltd.	56,511
4,952	MGIC Investment Corp. *	64,277
2,128	NMI Holdings, Inc. *	51,391
1,315	National General Holdings Corp.	33,940
2,515	Radian Group, Inc.	51,205
		322,238

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 97.1% (Continued)
	INTERNET - 2.0%
6,461	Groupon, Inc. *	$21,127
9,015	Meet Group, Inc. *	54,090
542	Shutterfly, Inc. *	24,287
193	Stamps.com, Inc. * +	18,140
		117,644
	IRON/STEEL - 1.1%
1,354	Carpenter Technology Corp.	63,557

	LEISURE PRODUCTS - 3.7%
4,256	Acushnet Holdings Corp. +	106,017
4,991	Lindblad Expeditions Holdings, Inc. *	67,828
1,045	Malibu Boats, Inc. *+	48,289
		222,134
	LODGING - 0.7%
929	Marcus Corp.	39,380

	MACHINERY-DIVERSIFIED - 4.0%
1,354	Albany International Corp.	105,003
1,122	Columbus McKinnon Corp.	42,019
1,432	DXP Enterprises, Inc. *	50,650
464	Kadant, Inc.	40,577
		238,249
	MEDIA -2.4%
2,205	Liberty Media Corp. - Liberty Braves Series C *	61,387
1,935	Scholastic Corp.	81,870
		143,257
	MISCELLANEOUS MANUFACTURERS - 1.4%
813	EnPro Industries, Inc.	55,764
1,315	Harsco Corp. *	29,430
		85,194
	OIL & GAS - 0.6%
19,462	Denbury Resources, Inc. * +	37,367

	PHARMACEUTICALS - 1.5%
851	PRA Health Sciences, Inc. *	91,040

	REAL ESTATE - 1.0%
967	McGrath RentCorp	57,865

	REAL ESTATE INVESTMENT TRUSTS - 1.5%
4,762	Ladder Capital Corp.	87,383

	RETAIL - 4.3%
1,393	Abercrombie & Fitch Co.	30,576
696	Dine Brands Global, Inc. +	69,043
3,714	Hudson Ltd. *	55,339
1,509	National Vision Holdings, Inc. *+	50,702
1,315	Rush Enterprises, Inc.	55,125
		260,785
	SAVINGS & LOANS - 2.0%
1,509	First Financial Northwest, Inc.	24,476
3,598	Provident Financial Services, Inc.	98,765
		123,241

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 97.1% (Continued)
	SEMICONDUCTORS - 1.5%
387	Cabot Microelectronics Corp. +	$43,770
580	Silicon Laboratories, Inc. *	46,992
		90,762
	SOFTWARE - 7.5%
580	Alteryx, Inc. *+	44,260
1,896	Five9, Inc. *	100,564
271	MicroStrategy, Inc. *	38,347
696	Omnicell, Inc. *	59,125
890	SPS Commerce, Inc. *	95,034
2,128	Verint Systems, Inc. *	113,316
		450,646
	STORAGE/WAREHOUSING - 0.9%
1,509	Mobile Mini, Inc.	54,339

	TELECOMMUNICATIONS - 0.5%
619	Shenandoah Telecommunications Co.	27,508

	TRANSPORTATION - 1.9%
9,015	Ship Finance International Ltd. +	111,696

	TRUCKING & LEASING -1.1%
1,625	Greenbrier Companies, Inc. +	67,031

	TOTAL COMMON STOCK (Cost - $5,357,608)	5,829,536

	SHORT-TERM INVESTMENTS - 3.2%
191,948	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	191,948
	(Cost - $191,948)

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.8%
	REPURCHASE AGREEMENTS - 0.8%
$49,215	RBC Dominion Securities, Inc., dated 02/28/19, due 03/01/18, 2.55%, total to be received $49,218	49,215
	(Collateralized by various US Government agency obligations, due 05/15/19-09/09/49, 0.000%-7.250% totaling $50,060)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $49,215)

	TOTAL INVESTMENTS - 101.1% (Cost - $5,598,771)	$6,070,699

	LIABILITIES LESS OTHER ASSETS - (1.1)%	(68,158)

	NET ASSETS - 100.0%	$6,002,541

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 98.8%
	ADVERTISING - 2.4%
14,500	Hakuhodo DY Holdings, Inc.	$223,162

	AIRLINES - 2.4%
13,630	easyJet PLC *	222,392

	APPAREL - 2.4%
400	Kering	218,466

	AUTO MANUFACTURERS - 2.4%
15,060	Volvo AB	221,626

	AUTO PARTS & EQUIPMENTS - 2.6%
173,000	Weichai Power Co. Ltd.	240,856

	BANKS - 16.6%
32,200	Bangkok Bank PCL	218,550
51,500	China Merchants Bank Co. Ltd.	236,334
16,450	Credit Agricole SA	210,768
2,500	Macquarie Group Ltd.	228,938
2,780	Royal Bank of Canada	217,340
16,000	Sberbank of Russia PJSC * - ADR	204,160
3,771	Toronto-Dominion Bank +	216,380
		1,532,470
	BEVERAGES - 4.7%
1,820	Carlsberg A/S	220,741
4,520	Coca-Cola European Partners PLC	213,073
		433,814
	BIOTECHNOLOGY - 2.1%
9,040	Swedish Orphan Biovitrum AB *	196,327

	COMPUTERS - 8.0%
1,236	Accenture PLC	199,466
336,000	Lenovo Group Ltd. +	302,432
21,700	NTT Data Corp. *	237,975
		739,873
	ELECTRIC - 2.3%
35,200	Enel SpA *	213,093

	ENGINEERING & CONSTRUCTION - 7.6%
256,000	China Communications Services Corp Ltd.	257,540
6,500	CIMIC Group Ltd.	232,079
4,690	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	213,864
		703,483
	GAS - 3.0%
9,900	Tokyo Gas Co. Ltd.	273,268

	HOME BUILDERS - 2.7%
7,600	Persimmon PLC	246,168

	HOME FURNISHINGS - 2.6%
5,000	Sony Corp.	240,390

	INSURANCE - 7.1%
9,887	Allianz SE - ADR	219,343
12,410	Manulife Financial Corp.	209,481
5,000	SCOR SE	225,200
		654,024
	IRON/STEEL - 2.2%
6,843	Ternium SA - ADR	197,421

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	LEISURE PRODUCTS - 2.9%
8,250	Flight Centre Travel Group Ltd.	$268,797

	MACHINERY-CONSTRUCTION & MINING - 2.3%
10,718	ABB Ltd. - ADR	211,252

	MINING - 2.4%
8,300	Anglo American PLC	220,753

	OIL & GAS - 7.8%
5,020	BP PLC - ADR +	214,103
169,500	PTT PCL	260,465
16,000	Showa Shell Sekiyu KK	240,397
		714,965
	PHARMACEUTICALS - 7.8%
1,490	Ipsen SA	206,239
930	Roche Holding AG	258,577
4,000	Shionogi & Co. Ltd.	256,291
		721,107
	REAL ESTATE - 2.3%
85,000	CapitaLand Ltd.	214,845

	TELECOMMUNICATIONS - 2.2%
30,400	Turkcell Iletism Hizmetleri AS - ADR	200,640

	TOTAL COMMON STOCK (Cost - $9,071,518)	9,109,192
	SHORT-TERM INVESTMENTS - 1.0%
92,684	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	92,684
	(Cost - $92,684)

Principal
	COLLATERAL FOR SECURITIES LOANED - 3.8%
	REPURCHASE AGREEMENTS - 3.8%
$99,333	Mizuho Securities, dated 02/28/19, due 03/01/19, 2.55%, total to be received $99,340	99,333
	(Collateralized by various U.S Government Agency Obligations, 07/11/19 - 05/31/20, 0.000%- 1.500%, totaling $99,333)

250,000	RBC, dated 02/28/19, due 03/01/19, 2.55%, total to be received $250,017	250,000
	(Collateralized by various U.S Government Agency Obligations, 05/15/19-09/09/49, 0.000%- 7.250%, totaling $250,000)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $349,333)	349,333

	TOTAL INVESTMENTS - 103.6% (Cost - $9,513,535)	$9,551,209

	OTHER ASSETS AND LIABILITIES - (3.6)%	(327,718)

	NET ASSETS - 100.0%	$9,223,491

*	Non-income producing security.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

+	All or a portion of the security is on loan.

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 93.2%
	BIOTECHNOLOGY - 20.3%
6,820	Amgen, Inc.	$1,296,346
3,000	Biogen, Inc. *	984,030
5,250	Celgene Corp. *	436,380
6,580	Gilead Sciences, Inc.	427,832
		3,144,588
	ELECTRONICS - 6.6%
4,420	Waters Corp. *	1,022,169

	HEALTHCARE-PRODUCTS - 2.2%
3,700	Medtronic PLC	334,850

	HEALTHCARE-SERVICES - 15.3%
1,740	Anthem, Inc.	523,270
3,830	Charles River Laboratories International, Inc. *	544,511
10,550	DaVita, Inc. *	600,295
3,900	Quest Diagnostics, Inc.	337,545
1,450	UnitedHealth Group, Inc.	351,219
		2,356,840
	PHARMACEUTICALS - 48.8%
2,300	Allegran PLC	316,733
15,150	Cardinal Health, Inc.	823,251
5,744	Cigna Corp.	1,001,983
6,346	CVS Health Corp.	366,989
37,200	Endo International PLC * +	408,828
19,400	GlaxoSmithKline PLC - ADR +	782,984
5,610	Johnson & Johnson	766,550
6,700	McKesson Corp.	851,972
12,100	Mylan NV *	319,319
2,900	Novartis AG - ADR	264,567
3,780	Novo Nordisk A/S - ADR	185,031
11,000	Pfizer, Inc.	476,850
14,808	Sanofi - ADR	616,013
21,300	Teva Pharmaceutical Industries Ltd. - ADR *	358,479
		7,539,549
	TOTAL COMMON STOCK (Cost - $11,834,959)	14,397,996

	SHORT-TERM INVESTMENTS - 6.7%
1,040,177	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	1,040,177
	(Cost - $1,040,177)

	TOTAL INVESTMENTS - 99.9% (Cost - $12,875,136)	$15,438,173

	OTHER ASSETS AND LIABILITIES - 0.1%	11,254

	NET ASSETS - 100.0%	$15,449,427

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

ADR - American Depository Receipt.

PLC - Public Limited Company

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 98.8%
	COMMERCIAL SERVICES - 2.9%
16,600	Total System Services, Inc.	$1,567,040

	COMPUTERS - 22.5%
6,020	Accenture PLC	971,508
27,620	Amdocs Ltd.	1,534,843
17,019	Apple, Inc.	2,946,840
15,890	Check Point Software Technologies Ltd. *	1,943,347
11,920	Cognizant Technology Solutions Corp.	846,082
3,201	Dell Technologies, Inc. *	178,680
3,000	DXC Technology Co.	197,580
4,510	International Business Machines Corp.	622,966
23,600	NetApp, Inc.	1,538,720
22,000	Seagate Technology PLC	1,024,320
7,700	Western Digital Corp. +	387,310
		12,192,196
	DIVERSIFIED FINANCIAL SERVICES - 6.1%
5,400	Alliance Data Systems Corp.	934,200
4,139	MasterCard, Inc.	930,323
9,502	Visa, Inc. +	1,407,436
		3,271,959
	INTERNET - 23.3%
2,014	Alphabet, Inc. - Cl. A *	2,268,872
2,861	Alphabet, Inc. - Cl. C *	3,204,091
1,933	Amazon.com, Inc. *	3,169,791
38,100	eBay, Inc.	1,415,415
15,899	Facebook, Inc. *	2,566,894
		12,625,063
	SEMICONDUCTORS - 16.9%
39,600	Intel Corp.	2,097,216
17,720	KLA-Tencor Corp.	2,046,483
23,860	QUALCOMM, Inc.	1,273,885
9,300	Skyworks Solutions, Inc.	759,438
23,820	Xilinx, Inc.	2,984,646
		9,161,668
	SOFTWARE - 17.9%
6,000	Citrix Systems, Inc.	633,000
27,461	Microsoft Corp.	3,076,456
43,026	Oracle Corp.	2,242,945
6,020	salesforce.com, Inc. *	985,173
5,900	Synopsys, Inc. *	599,912
12,500	VMware, Inc. +	2,147,625
		9,685,111
	TELECOMMUNICATIONS - 9.2%
76,850	Cisco Systems, Inc.	3,978,524
36,500	Juniper Networks, Inc.	988,420
		4,966,944
	TOTAL COMMON STOCK (Cost - $24,996,544)	53,469,981

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 1.2%
646,143	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	$646,143
	(Cost - $646,143)

	TOTAL INVESTMENTS - 100.0% (Cost - $25,642,687)	$54,116,124

	OTHER ASSETS AND LIABILITIES - 0.0%	20,872

	NET ASSETS - 100.0%	$54,136,996

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

PLC - Public Limited Company

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 98.3%
	BUILDING MATERIALS - 2.1%
1,390	Louisiana-Pacific Corp.	$35,125

	CHEMICALS - 15.7%
2,850	BASF SE - ADR	54,407
340	DowDuPont, Inc.	18,098
390	Eastman Chemical Co.	32,249
1,670	Huntsman Corp.	41,399
50	Linde PLC	8,662
210	LyondellBasell Industries NV	17,959
650	Methanex Corp. *	36,660
1,430	Sasol Ltd. - ADR	43,672
120	Westlake Chemical Corp.	8,384
		261,490
	COAL - 4.4%
1,051	CONSOL Energy, Inc. *	39,885
1,080	Peabody Energy Corp.	33,318
		73,203
	FOREST PRODUCTS & PAPER - 2.1%
780	International Paper Co.	35,740

	IRON/STEEL - 7.7%
1,590	ArcelorMittal - ADR *	36,331
690	Posco - ADR	40,227
210	Reliance Steel & Aluminum Co.	18,742
1,480	United States Steel Corp.	33,167
		128,467
	MINING - 2.4%
150	BHP Billiton Ltd. - ADR	7,935
1,420	Teck Resouces Ltd.	31,865
		39,800
	OIL & GAS - 55.5%
1,850	Antero Resources Corp. *	16,021
1,030	BP PLC - ADR	43,929
1,490	Canadian Natural Resources Ltd.	42,316
497	Chevron Corp.	59,431
520	China Petroleum & Chemical Corp. - ADR	44,616
370	CNOOC Ltd. - ADR	64,273
210	ConocoPhillips	14,249
600	Devon Energy Corp.	17,706
6,052	Encana Corp.	43,877
1,740	Eni SpA - ADR	60,117
1,950	EQT Corp.	35,334
1,255	Exxon Mobil Corp.	99,183
440	Murphy Oil Corp.	12,716
1,100	PBF Energy, Inc.	34,177
380	PetroChina Co. Ltd. - ADR *	25,027
3,847	Petroleo Brasileiro - ADR	60,475
3,210	Range Resources Corp.	34,347
1,200	Royal Dutch Shell PLC - ADR	76,332
1,770	TOTAL SA - ADR	100,731
509	Valero Energy Corp.	41,514
		926,371
	OIL & GAS SERVICES - 1.0%
610	Baker Hughes, a GE Company	16,092

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 98.3% (Continued)
	PACKAGING & CONTAINERS - 4.7%
2,110	Owens-Illinois, Inc. *	$42,031
970	WestRock Co.	36,259
		78,290
	PIPELINES - 2.7%
250	Enbridge, Inc.	9,248
800	TransCanada Corp.	35,776
		45,024
	TOTAL COMMON STOCK (Cost - $1,530,629)	1,639,602

	SHORT-TERM INVESTMENTS - 0.5%
8,260	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	8,260
	(Cost - $8,260)

	TOTAL INVESTMENTS - 98.8% (Cost - $1,538,890)	$1,647,862

	OTHER ASSETS LESS LIABILITIES - 1.2%	20,195

	NET ASSETS - 100.0%	$1,668,057

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes notes to financial statements

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 97.7%
	BANKS - 47.8%
2,101	Bank of America Corp.	$61,097
140	Bank of New York Mellon Corp.	7,347
880	Banl OZK	28,864
140	BB&T Corp.	7,135
950	Citigroup, Inc.	60,781
290	Citizens Financial Group, Inc.	10,713
380	Comerica, Inc.	33,102
620	East West Bancorp, Inc.	33,858
1,240	Fifth Third Bancorp	34,199
58	Goldman Sachs Group, Inc.	11,409
591	JPMorgan Chase & Co.	61,677
210	M&T Bank Corp.	36,343
160	Morgan Stanley	6,717
200	Northern Trust Corp.	18,640
59	PNC Financial Services Group, Inc.	7,435
490	State Street Corp.	35,216
470	SunTrust Banks, Inc.	30,489
80	SVB Financial Group *	19,773
1,148	US Bancorp	59,340
1,240	Wells Fargo & Co.	61,864
650	Zions Bancorp NA	33,215
		659,214
	COMMERCIAL SERVICES - 0.6%
40	S&P Global, Inc.	8,015

	DIVERSIFIED FINANCIAL SERVICES - 16.3%
135	American Express Co.	14,545
39	BlackRock, Inc.	17,286
80	Capital One Financial Corp.	6,686
170	Charles Schwab Corp.	7,822
60	CME Group, Inc.	10,915
543	Discover Financial Services	38,884
660	E*Trade Fiancial Corp.	32,333
310	Evercore, Inc.	28,551
110	Intercontinental Exchange, Inc.	8,486
530	Stifel Financial Corp.	28,848
940	Synchrony Financial	30,653
		225,009
	INSURANCE - 27.2%
860	Aflac, Inc.	42,260
423	Allstate Corp.	39,923
129	American International Group, Inc.	5,573
40	Aon PLC	6,861
642	Berkshire Hathaway, Inc. *	129,235
79	Chubb Ltd.	10,578
720	Hartford Financial Services Group, Inc.	35,539
70	Marsh & McLennan Companies, Inc.	6,511
432	MetLife, Inc.	19,522
810	Progressive Corp.	59,049
210	Prudential Financial, Inc.	20,128
		375,179

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 97.7% (Continued)
	MEDIA - 2.6%
150	FactSet Research Systems, Inc.	$35,276

	SAVINGS & LOANS - 0.7%
820	New York Community Bancorp, Inc.	10,258

	SOFTWARE - 2.5%
190	MSCI, Inc.	35,097

	TOTAL COMMON STOCK (Cost - $968,747)	1,348,048

	SHORT-TERM INVESTMENTS - 1.2%
15,895	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	15,895
	(Cost - $15,895)

	TOTAL INVESTMENTS - 98.9% (Cost - $984,643)	$1,363,943

	OTHER ASSETS AND LIABILITIES - 1.1%	15,519

	NET ASSETS - 100.0%	$1,379,462

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 28, 2019

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS & NOTES - 2.0%
	REGIONAL - 2.0%
$100,000	Province of Ontario, Canada	2.450%	6/29/2022	$98,818
	TOTAL CORPORATE BONDS & NOTES (Cost - $99,860)

Shares
	EXCHANGE TRADED FUNDS - 11.6%
	DEBT FUND - 11.6%
11,119	iShares Floating Rate Bond ETF			565,512
	TOTAL EXCHANGE TRADED FUNDS (Cost - $565,513)			565,512

	MUTUAL FUNDS - 75.0%
	DEBT FUNDS - 75.0%
354,228	Vanguard Short-Term Bond Index Fund - Admiral Shares			3,662,727
	TOTAL MUTUAL FUNDS (Cost - $3,637,830)

	SHORT-TERM INVESTMENTS - 11.4%
557,702	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^			557,702
	(Cost - $557,702)

	TOTAL INVESTMENTS - 100.0% (Cost - $4,861,905)			$4,884,759

	OTHER ASSETS AND LIABILITIES - (0.0)%			(2,871)

	NET ASSETS - 100.0%			$4,881,888

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

See accompanying notes notes to financial statements.

SCHEDULE OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUND - 5.0%
765	iShares Floating Rate Bond ETF	$38,908
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,977)

	OPEN END FUND - 84.5%
41,525	Vanguard Short-Term Tax-Exempt Fund - Admiral Shares	654,842
	TOTAL OPEN END FUND (Cost - $652,761)

	SHORT-TERM INVESTMENT - 9.6%
74,412	Dreyfus Tax Exempt Cash Management - Institutional Class, 1.58% ^	74,412
	(Cost - $74,412)

	TOTAL INVESTMENTS - 99.1% (Cost - $766,150)	$768,162

	OTHER ASSETS LESS LIABILITIES - 0.9%	7,325

	NET ASSETS - 100.0%	$775,487

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 28, 2019

Principal		Value
	REPURCHASE AGREEMENT - 99.8%
$8,536,000	Credit Agricole Repo, 2.55%, due 03/01/2019 with a full maturity value of $8,536,596
	(Collateralized by $8,929,500 U.S. Treasury Bill, 0.000% due 02/27/2020, aggregate market value plus accrued interest $8,706,736)
	(Cost - $8,536,000)	$8,536,000

	TOTAL INVESTMENTS - 99.8% (Cost - $8,536,000)	$8,536,000

	OTHER ASSETS LESS LIABILITIES - 0.2%	13,461

	NET ASSETS - 100.0%	$8,549,461

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 34.1%
362	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	$10,838
486	iShares Global REIT ETF	12,719
1,245	Schwab International Equity ETF	38,745
1,372	Schwab U.S. Large-Cap Value ETF	75,007
630	Schwab U.S. Small-Cap ETF	44,938
236	Vanguard Financials ETF	15,805
	TOTAL EXCHANGE TRADED FUNDS (Cost - $203,475)	198,052

	OPEN ENDED FUNDS - 43.4%
3,432	James Alpha Macro Portfolio - Class I * +	30,747
970	Saratoga Energy & Basic Materials Portfolio, Class I * +	12,361
820	Saratoga Health & Biotechnology Portfolio, Class I +	18,114
3,920	Saratoga Large Capitalization Growth Portfolio, Class I +	93,461
4,542	Saratoga Mid Capitalization Portfolio, Class I +	50,511
741	Saratoga Technology & Communications Portfolio, Class I +	17,221
2,846	Vanguard Total Bond Market Index Fund	29,886
	TOTAL OPEN ENDED FUNDS (Cost - $273,381)	252,301

	SHORT-TERM INVESTMENTS - 21.7%
126,381	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^
	(Cost - $126,381)	126,381

	TOTAL INVESTMENTS - 99.2% (Cost - $603,237)	$576,734

	OTHER ASSETS LESS LIABILITIES - 0.8%	4,769

	NET ASSETS - 100.0%	$581,503

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

+	Affiliated investment.

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 18.0%
668	Schwab International Equity ETF	$20,788
3,261	Schwab U.S. Large-Cap Value ETF	178,279
385	Schwab U.S. Small-Cap ETF	27,462
	TOTAL EXCHANGE TRADED FUNDS (Cost - $226,400)	226,529

	OPEN ENDED FUNDS - 46.4%
5,654	James Alpha Macro Portfolio, Class I * +	50,661
8,899	Saratoga Large Capitalization Growth Portfolio, Class I +	212,154
11,120	Saratoga Mid Capitalization Portfolio, Class I +	123,656
18,975	Vanguard Total Bond Market Index Fund	199,241
	TOTAL OPEN ENDED FUNDS (Cost - $625,040)	585,712

	SHORT-TERM INVESTMENTS - 35.4%
446,932	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^
	(Cost - $446,932)	446,932

	TOTAL INVESTMENTS - 99.8% (Cost - $1,298,372)	$1,259,173

	OTHER ASSETS LESS LIABILITIES - 0.2%	2,494

	NET ASSETS - 100.0%	$1,261,667

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

+	Affiliated investment.

ETF - Exchange Traded Fund

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
MODERATE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 24.7%
255	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	$7,635
268	iShares Global REIT ETF	7,014
520	Schwab International Equity ETF	16,182
1,594	Schwab U.S. Large-Cap Value ETF	87,144
325	Schwab U.S. Small-Cap ETF	23,182
152	Vanguard Financials ETF	10,180
	TOTAL EXCHANGE TRADED FUNDS (Cost - $154,336)	151,337

	OPEN ENDED FUNDS - 54.3%
3,852	James Alpha Macro Portfolio - Class I * +	34,514
619	Saratoga Energy & Basic Materials Portfolio, Class I * +	7,897
592	Saratoga Health & Biotechnology Portfolio, Class I +	13,093
5,001	Saratoga Large Capitalization Growth Portfolio, Class I +	119,212
6,073	Saratoga Mid Capitalization Portfolio, Class I +	67,532
482	Saratoga Technology & Communications Portfolio, Class I +	11,194
7,590	Vanguard Total Bond Market Index Fund	79,696
	TOTAL OPEN ENDED FUNDS (Cost - $366,404)	333,138

	SHORT-TERM INVESTMENTS - 20.8%
127,472	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^
	(Cost - $127,472)	127,472

	TOTAL INVESTMENTS - 99.8% (Cost - $648,212)	$611,947

	OTHER ASSETS LESS LIABILITIES - 0.2%	1,109

	NET ASSETS - 100.0%	$613,056

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

+	Affiliated investment.

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 30.5%
185	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	$5,539
187	iShares Global REIT ETF	4,894
489	Schwab International Equity ETF	15,217
860	Schwab U.S. Large-Cap Value ETF	47,016
288	Schwab U.S. Small-Cap ETF	20,543
107	Vanguard Financials ETF	7,166
	TOTAL EXCHANGE TRADED FUNDS (Cost - $105,355)	100,375

	OPEN ENDED FUNDS - 52.8%
2,375	James Alpha Marco Portfolio * +	21,277
375	Saratoga Energy & Basic Materials Portfolio, Class I * +	4,780
386	Saratoga Health & Biotechnology Portfolio, Class I +	8,524
2,548	Saratoga Large Capitalization Growth Portfolio, Class I +	60,752
2,801	Saratoga Mid Capitalization Portfolio, Class I +	31,150
311	Saratoga Technology & Communications Portfolio, Class I +	7,221
3,795	Vanguard Total Bond Market Index Fund	39,848
	TOTAL OPEN ENDED FUNDS (Cost - $188,971)	173,552

	SHORT-TERM INVESTMENTS - 16.7%
54,877	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	54,877
	(Cost - $54,877)

	TOTAL INVESTMENTS - 100.0% (Cost - $349,203)	$328,804

	OTHER ASSETS LESS LIABILITIES - 0.0%	15

	NET ASSETS - 100.0%	$328,819

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

+	Affiliated investment.

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

See accompanying notes notes to financial statements.

SCHEDULES OF INVESTMENTS
MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 27.5%
1,146	Schwab International Equity ETF	$35,663
2,101	Schwab U.S. Large-Cap Value ETF	114,862
658	Schwab U.S. Small-Cap ETF	46,935
	TOTAL EXCHANGE TRADED FUNDS (Cost - $204,420)	197,460

	OPEN ENDED FUNDS - 52.6%
6,272	James Alpha Macro Portfolio * +	56,199
5,883	Saratoga Large Capitalization Growth Portfolio, Class I +	81,050
7,289	Saratoga Mid Capitalization Portfolio, Class I +	140,261
9,488	Vanguard Total Bond Market Index Fund	99,620
	TOTAL OPEN ENDED FUNDS (Cost - $409,668)	377,130

	SHORT-TERM INVESTMENTS - 19.6%
140,212	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	140,212
	(Cost - $140,212)

	TOTAL INVESTMENTS - 99.7% (Cost - $754,300)	$714,802

	OTHER ASSETS LESS LIABILITIES - 0.3%	2,516

	NET ASSETS - 100.0%	$717,318

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

+	Affiliated investment.

See accompanying notes notes to financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 29.5%
	COMMODITY FUNDS - 3.7%
1,656	Invesco DB Agriculture Fund	$27,225
1,409	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	23,446
237	iShares Commodities Select Strategy ETF	7,783
14,408	iShares S&P GSCI Commodity Indexed Trust *	226,494
56	ProShares UltraShort Bloomberg Crude Oil *	1,039
971	SPDR Gold Shares * +	120,394
		406,381
	EQUITY FUNDS - 7.1%
751	ETFMG Alternative Harvest ETF	27,855
3,326	First Asset Active Utility & Infrastructure ETF	26,896
63	First Trust Financial AlphaDEX Fund	1,950
3,787	Global X S&P 500 Covered Call ETF	177,871
211	Invesco S&P 500 Equal Weight ETF	21,954
3	iShares Currency Hedged MSCI EAFE ETF	85
916	iShares Latin America 40 ETF	31,162
161	iShares Mortgage Real Estate ETF	6,960
107	iShares MSCI All Country Asia ex Japan ETF	7,410
154	iShares MSCI Brazil ETF	6,622
1,114	iShares MSCI EAFE ETF	71,597
1,051	iShares MSCI Emerging Markets ETF	44,604
1,116	iShares MSCI Frontier 100 ETF	31,784
534	iShares MSCI Japan ETF	29,028
465	iShares MSCI Mexico ETF	20,255
215	iShares S&P/TSX Capped Materials Index ETF	2,099
20	iShares S&P/TSX Global Gold Index ETF	181
938	iShares STOXX Europe 600 Basic Resources UCITS ETF	49,934
2,313	SPDR EURO STOXX 50 ETF	84,263
1,843	SPDR S&P Metals & Mining ETF	57,041
509	VanEck Vectors Africa Index ETF	11,061
504	VanEck Vectors Russia ETF	10,292
297	Vanguard FTSE Emerging Markets ETF	12,361
3,060	WisdomTree Middle East Dividend Fund	60,894
		794,159
	FIXED INCOME FUNDS - 18.6%
6,889	Highland/iBoxx Senior Loan ETF	122,073
3	iShares 7-10 Year Treasury Bond ETF	312
605	iShares 20+ Year Treasury Bond ETF	72,612
3,298	iShares Barclays USD Asia High Yield Bond Index ETF	33,969
2,388	iShares JP Morgan USD Emerging Markets Bond ETF	259,982
1	iShares MBS ETF	105
1,040	SPDR Bloomberg Barclays Convertible Securities ETF	54,330
2,382	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	152,257
407	SPDR Bloomberg Barclays High Yield Bond ETF	14,526
9	SPDR Doubleline Total Return Tactical ETF	430
277	VanEck Vectors Emerging Markets High Yield Bond ETF	6,440
23,645	Vanguard Total International Bond ETF	1,296,928
1,826	WisdomTree Emerging Markets Local Debt Fund	63,161
		2,077,125
	SPECIALTY FUNDS - 0.1%
612	Invesco DB US Dollar Index Bullish Fund	15,692
1	ProShares Short VIX Short-Term Futures ETF *	51
		15,743

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,249,965)	3,293,408

	EXCHANGE TRADED NOTES - 0.3%
	COMMODITY NOTES - 0.3%
409	Velocity Shares 3x Inverse Natural Gas ETN *	38,471
	TOTAL EXCHANGE TRADED NOTES (Cost - $28,024)

	MUTUAL FUNDS - 14.1%
	ALTERNATIVE FUNDS - 14.1%
88,244	Altegris Futures Evolution Strategy Fund, Class I	785,372
95,981	AQR Managed Futures Strategy Fund, Class I	786,088
	TOTAL MUTUAL FUNDS (Cost - $1,839,719)	1,571,460

	SHORT-TERM INVESTMENTS - 43.6%
4,857,340	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^ (Cost - $4,857,340)	4,857,340

See accompanying notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Value
TOTAL INVESTMENTS - 87.5% (Cost - $9,975,048)	$9,760,679

OTHER ASSETS LESS LIABILITIES - 12.5%	1,397,625

NET ASSETS - 100.0%	$11,158,304

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

FTSE - Financial Times Stock Exchange

GSCI - Goldman Sachs Commodity Index

MBS - Mortgage Backed Security

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depository Receipt

UCITS - Undertakings for Collective Investments in Transferable Securities

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
3/22/2019	86,964	CAD	BNY Mellon	$65,811	USD	$66,062	$251
3/22/2019	14,644,189	JPY	BNY Mellon	132,881	USD	131,746	(1,135)
To Sell:
3/22/2019	(114,276)	AUD	BNY Mellon	(82,061)	USD	(81,328)	733
3/22/2019	(79,835)	CHF	BNY Mellon	(80,065)	USD	(80,282)	(217)
3/22/2019	(729,554)	EUR	BNY Mellon	(830,067)	USD	(832,043)	(1,976)
3/22/2019	(7,341)	GBP	BNY Mellon	(9,597)	USD	(9,774)	(177)
3/22/2019	(952,858)	MXN	BNY Mellon	(49,725)	USD	(49,306)	419
							$(2,102)

TOTAL RETURN SWAP - (1.7)%	Unrealized Loss
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 64,270, with a receivable rate of 2.70%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016, and has a term of three years there from unless terminated earlier. (Notional Value 6,400,907)	$(190,140)
$(190,140)

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*

					Unrealized
Number of					Appreciation /
Contracts	Open Long Future Contracts	Counterparty		Expiration	(Depreciation)
8	3 year Australian Treasury Bond Future	Deutsche Bank	1,736,450	3/15/2019	$1,918
2	10 year Australian Treasury Bond Future	Deutsche Bank	1,169,098	3/15/2019	160
5	10 year Italian Bond Future	Deutsche Bank	755,448	3/7/2019	11,495
1	10 year Japanese Government Bond Future	Deutsche Bank	895,330	3/13/2019	(281)
2	30 year US Treasury Bonds Future	Deutsche Bank	229,651	6/19/2019	(3,360)
1	DAX Index Future	Deutsche Bank	273,329	3/15/2019	501
57	DJ EURO STOXX Banks Future	Deutsche Bank	317,863	3/15/2019	18,694
5	EURO STOXX 50 Index Future	Deutsche Bank	201,230	3/15/2019	644
3	Euro-BUND Future	Deutsche Bank	498,505	3/7/2019	23,723
6	Euro-OAT Futures	Deutsche Bank	1,037,364	3/7/2019	7,245
19	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	1,086,110	3/20/2019	(76,031)
6	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	348,460	5/21/2019	8,330
2	Long Gilt Future	Deutsche Bank	388,904	6/26/2019	88
7	Mini Japanese Government Bond Future	Deutsche Bank	956,323	3/12/2019	431
4	Nikkei 225 (JPY) Future	Deutsche Bank	428,536	3/7/2019	12,402
2	NY Harbour ULSD Future	Deutsche Bank	193,906	3/29/2019	1,316
2	S&P Canada 60 Index Future	Deutsche Bank	300,746	3/14/2019	5,205
17	Soybeans Future	Deutsche Bank	779,908	5/14/2019	(140)
					$12,340
	Open Short Future Contracts
(2)	2 year Euro-Schatz Future	Deutsche Bank	(228,762)	6/6/2019	54
(9)	2 year Euro-Schatz Future	Deutsche Bank	(1,204,159)	3/7/2019	1,651
(14)	5 year US Treasury Notes Future	Deutsche Bank	(1,650,106)	6/28/2019	3,176
(7)	10 year US Treasury Notes Future	Deutsche Bank	(832,443)	6/19/2019	1,468

See accompanying notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
February 28, 2019

James Alpha Index Swap Top 50 Holdings (Continued)					Unrealized
Number of			Notional Value at		Appreciation /
Contracts	Open Short Future Contracts (Continued)	Counterparty	February 28, 2019	Expiration	(Depreciation)
(4)	AUD/USD	Deutsche Bank	(276,623)	3/18/2019	$3,478
(8)	CAD/USD	Deutsche Bank	(575,851)	3/19/2019	(3,791)
(2)	CHF/USD	Deutsche Bank	(239,682)	3/18/2019	1,821
(7)	CME E-Mini Russell 2000 Index	Deutsche Bank	(572,664)	3/15/2019	(24,317)
(2)	EUR/JPY	Deutsche Bank	(256,645)	3/18/2019	3,867
(6)	EUR/USD	Deutsche Bank	(862,511)	3/18/2019	2,523
(1)	Euro-BOBL Future	Deutsche Bank	(194,707)	3/7/2019	995
(5)	JPY/USD	Deutsche Bank	(512,079)	3/18/2019	(455)
(7)	Lean Hog Future	Deutsche Bank	(205,629)	6/14/2019	(475)
(11)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	(646,126)	11/20/2019	6,211
(14)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	(806,798)	4/22/2019	90,683
(4)	Nikkei 225 Future	Deutsche Bank	(395,925)	3/7/2019	(12,393)
(18)	Soybeans Future	Deutsche Bank	(861,018)	11/14/2019	1,642
					$76,138

	TOTAL FUTURES CONTRACTS				$88,478

PURCHASED PUT OPTIONS^*

		Notional Value at			Unrealized
Description	Counterparty	February 28, 2019	Expiration	Strike Price	Depreciation
CHF/USD	Deutsche Bank	249,876	3/14/2019	0.94	—
JPY/EUR	Deutsche Bank	298,548	8/27/2019	110.50	(475)
TOTAL PURCHASED PUT OPTIONS					(475)

PURCHASED CALL OPTIONS^*

		Notional Value at			Unrealized
Description	Counterparty	February 28, 2019	Expiration	Strike Price	Appreciation
HKD/USD	Deutsche Bank	333,168	4/2/2019	7.95	—
HKD/USD	Deutsche Bank	324,839	9/18/2019	7.95	—
HKD/USD	Deutsche Bank	266,535	1/20/2020	7.98	—
USD/EUR	Deutsche Bank	189,481	3/8/2019	1.20	—
USD/EUR	Deutsche Bank	284,222	4/17/2019	1.28	—
TOTAL PURCHASED CALL OPTIONS					—

WRITTEN CALL OPTIONS^*
					Unrealized
Description	Counterparty		Expiration		Depreciation
CHF/EUR	Deutsche Bank	(199,901)	7/9/2019	1.20	(51)

^	Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*

							Unrealized
Settlement	Units to					US Dollar	Appreciation /
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
3/26/2019	236,119	CAD	Deutsche Bank	$311,440	USD	$236,119	$(447)
3/26/2019	308,544	CHF	Deutsche Bank	307,974	USD	308,544	(1,057)
3/4/2019	308,772	JPY	Deutsche Bank	34,284,662	USD	308,772	1,497
3/4/2019	435,324	MXN	Deutsche Bank	8,409,382	USD	435,324	(1,291)
3/26/2019	314,702	USD	Deutsche Bank	358,003	EUR	357,958	966
							$(332)
To Sell:
3/26/2019	(355,338)	USD	Deutsche Bank	$(253,015)	AUD	$(252,059)	$213
3/26/2019	(515,173)	USD	Deutsche Bank	(351,485)	NZD	(350,833)	468
							$681

TOTAL FOREIGN CURRENCY							$349

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreviations:
AUD - Australian Dollar	JPY - Japanese Yen
CAD - Canadian Dollar	NZD - New Zealand Dollar
CHF - Swiss Franc	MXN - Mexican Peso
EUR - Euro	USD - U.S. Dollar
HKD - Hong Kong Dollar

See accompanying notes to consolidated financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	COMMON STOCK - 95.0%
	ASIA PACIFIC - 21.3%
	AUSTRALIA - 6.0%
9,910,563	NEXTDC Ltd. *	$44,006,129
1,338,026	Viva Energy REIT	2,303,711
		46,309,840
	HONG KONG - 6.5%
979,331	CK Asset Holdings Ltd.	8,125,508
2,118,221	Hang Lung Properties Ltd.	5,001,162
2,319,199	Hongkong Land Holdings Ltd.	16,634,578
1,520,375	Swire Properties Ltd.	6,103,009
2,018,206	Wharf Real Estate Investment Co. Ltd.	14,170,166
		50,034,423
	JAPAN - 8.2%
145,684	Aeon Mall Co. Ltd.	2,378,533
4,681	Industrial & Infrastructure Fund Investment Corp. *	4,984,092
9,088	Invincible Investment Corp.	4,139,517
149,195	Mitsubishi Estate Co. Ltd.	2,566,253
730,159	Mitsui Fudosan Co. Ltd.	17,349,876
5,638,458	Tokyu Fudosan Holdings Corp.	31,247,790
		62,666,061
	SINGAPORE - 0.6%
4,016,874	Keppel DC REIT	4,370,045

	TOTAL ASIA PACIFIC - (Cost - $181,973,163)	163,380,369

	EUROPE - 25.1%
	BELGIUM - 0.7%
68,415	VGP NV	5,423,844

	FRANCE - 4.8%
220,303	Covivio	22,328,467
99,189	Gecina SA	14,704,481
		37,032,948
	GERMANY - 2.4%
45,882	ADO Properties SA #	2,629,946
720	Alstra Office REIT-AG	10,912
709,645	Instone Real Estate Group AG. *#	15,435,159
		18,076,017
	IRELAND - 2.4%
18,830,365	Glenveagh Properties PLC *#	18,438,253

	ITALY - 1.3%
1,090,575	COIMA RES SpA #	9,807,835

	NETHERLANDS - 2.6%
307,335	InterXion Holding NV *	20,130,443

	SPAIN - 4.6%
3,397,785	Inmobiliaria Colonial Socimi SA	35,059,477

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 95.0% (Continued)
	EUROPE - 25.1% (Continued)
	UNITED KINGDOM - 6.3%
15,140,509	Assura PLC	$11,626,661
6,010,092	Empiric Student Property PLC	7,715,985
3,101,456	Grainger PLC *	10,185,331
580,225	Great Portland Estates PLC	5,873,632
5,407,385	Hansteen Holdings PLC *	7,003,342
3,567,262	McCarthy & Stone PLC #	5,856,612
		48,261,563

	TOTAL EUROPE (Cost - $213,205,572)	192,230,380

	NORTH AMERICA - 48.6%
	CANADA - 2.1%
46,410	Allied Properties Real Estate Investment Trust	1,691,833
359,762	Boardwalk Real Estate Investment Trust	11,246,319
249,421	WPT Industrial Real Estate Investment Trust	3,342,241
		16,280,393
	UNITED STATES - 46.5%
184,155	Acadia Realty Trust	5,246,576
930,510	American Homes 4 Rent	20,322,338
368,803	Americold Realty Trust	10,603,086
246,820	Apartment Investment & Management Co.	12,076,915
572,101	Brixmor Property Group, Inc.	9,988,883
1,511,329	CatchMark Timber Trust, Inc.	14,433,192
141,806	Chatham Lodging Trust	2,833,284
7,279,891	Colony Capital, Inc.	40,476,194
576,241	CoreCivic, Inc.	12,204,784
170,347	CoreSite Realty Corp.	17,417,981
592,000	Corporate Office Properties Trust	15,386,080
689,243	Cushman & Wakefield PLC *	12,633,824
978,823	CyrusOne, Inc.	48,784,538
543,402	Ellington Financial LLC *	9,036,775
74,823	Equinix, Inc.	31,687,541
275,600	GEO Group, Inc.	6,261,632
503,023	Hilton Grand Vacations, Inc. *	15,991,101
341,932	Jernigan Capital, Inc.	7,334,441
921,853	Kennedy-Wilson Holdings, Inc.	19,156,105
247,575	National Storage Affiliates Trust	7,011,324
494,838	New Senior Investment Group, Inc.	2,553,364
349,592	Outfront Media, Inc.	7,844,844
348,051	Physicians Realty Trust	6,289,282
74,337	Prologis, Inc.	5,208,050
43,053	QTS Realty Trust, Inc.	1,796,602
327,672	Wyndham Destinations, Inc.	14,755,070
		357,333,806

	TOTAL NORTH AMERICA (Cost - $442,560,470)	373,614,199

	TOTAL COMMON STOCK (Cost - $837,739,205)	729,224,948

	SHORT-TERM INVESTMENTS - 8.5%
65,215,438	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^
	(Cost - $65,215,438)	65,215,438

	TOTAL INVESTMENTS - 103.5% (Cost - $902,954,643)	$794,440,386
	LIABILITIES LESS OTHER ASSETS - (3.5)%	(26,939,888)
	NET ASSETS - 100.0%	$767,500,498

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At February 28, 2019, these securities amounted to $52,167,805 or 6.80% of net assets.

PLC - Public Liability Company

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
February 28, 2019

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS - 10.3%
	COMMERCIAL SERVICES - 1.1%
$150,000	Hertz Corp. *	5.875%	10/15/2020	$150,000

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
100,000	Springleaf Finance Corp. *	6.125	5/15/2022	104,250

	MACHINERY-DIVERSIFIED - 1.1%
150,000	Cloud Crane LLC * #	10.125	8/1/2024	160,125

	MEDIA - 1.1%
100,000	Dish DBS Corp. *	5.125	5/1/2020	101,000
50,000	Dish DBS Corp. *	6.750	6/1/2021	51,250
				152,250
	MINING - 0.9%
75,000	First Quantum Minerals * #	7.000	2/15/2021	76,378
50,000	Freeport - McmoRan, Inc. *	4.000	11/14/2021	50,188
				126,566
	OIL & GAS - 2.1%
50,000	Ascent Resources Corp. *	5.125	12/1/2022	50,268
98,000	Ascent Resources Utica Holdings LLC * #	10.000	4/1/2022	106,085
50,000	Denbury Resources, Inc. * #	7.500	2/15/2024	44,875
100,000	Denbury Resources, Inc. * #	9.000	5/15/2021	101,375
				302,603
	PHARMACEUTICALS - 1.1%
50,000	Bausch Health Cos., Inc. * #	5.625	12/1/2021	50,106
100,000	Bausch Health Cos., Inc. * #	5.875	5/15/2023	99,875
				149,981
	PIPELINES - 0.7%
100,000	Summit Midstream Partners LP	9.500	6/15/2166	92,583

	PRIVATE EQUITY - 1.1%
150,000	Icahn Enterorises LP *	6.250	2/1/2022	154,845

	TRANSPORTATION - 0.4%
50,000	XPO Logistics, Inc. * #	6.360	6/15/2022	51,063

	TOTAL CORPORATE BONDS (Cost - $1,445,466)			1,444,266
Shares
	COMMON STOCK - 71.6%
	AEROSPACE/DEFENSE - 1.8%
500	Esterline Technologies Corp. *			60,875
900	L3 Technologies, Inc.			190,575
				251,450
	APPAREL - 1.0%
1,043	Canada Goose Holdings, Inc. *			59,357
2,480	Skechers U.S.A., Inc. *			83,402
				142,759
	BANKS - 4.3%
283	First Hawaiian, Inc.			7,630
4,800	MB Financial, Inc.			217,296
5,000	SunTrust Banks, Inc.			324,350
2,700	TCF Financial Corp.			61,830
				611,106
	BEVERAGES - 0.2%
1,627	Cott Corp. *			24,421

	BIOTECHNOLOGY - 2.9%
1,800	Celgene Corp. *			149,616
2,154	Immunomedics, Inc. *			33,947
753	Liquidia Technologies, Inc. *			15,075
8,274	NeoGenomics, Inc. *			162,170
4,045	Stemline Therapeutics, Inc. *			44,374
				405,182
	BUILDING MATERIALS - 0.2%
700	USG Corp.			30,177

	COAL - 0.9%
3,263	Alliance Resource Partners LP			63,302
4,258	SunCoke Energy Partners LP			61,571
				124,873

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 71.6% (Continued)
	COMMERCIAL SERVICES - 5.2%
615	2U, Inc. *	$45,326
299	Avalara, Inc. *	15,611
246	CoStar Group, Inc. *	112,552
788	Evo Payments, Inc. *	21,055
1,671	HMS Holdings Corp. *	57,583
1,400	LSC Communications, Inc.	11,844
434	Macquarie Infrastructure Corp.	17,746
5,000	Nutrisystem, Inc.	216,400
1,688	Paylocity Holding Corp. *	147,818
404	ServiceMaster Global Holdings, Inc. *	18,245
16	Stoneco. Ltd. *	487
1,900	Travelport Worldwide Ltd.	29,868
204	WEX, Inc. *	36,324
		730,859
	COMPUTERS - 1.3%
151	ForeScout Technologies, Inc. *	6,272
2,500	Maxwell Technologies, Inc. *	11,800
777	Nutanix, Inc. *	38,920
858	Pure Storage, Inc. *	17,572
1,086	Qualys, Inc. *	90,822
632	Tenable Holdings, Inc. *	19,706
		185,092
	DISTRIBUTION/WHOLESALE - 1.4%
1,737	Copart, Inc. *	101,910
1,994	KAR Auction Services, Inc.	94,017
		195,927
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
1,534	Ellington Financial LLC	25,510
586	Hamilton Lane, Inc.	27,354
3,900	Investment Technology Group, Inc.	117,897
373	LPL Financial Holdings, Inc.	28,128
2,632	WageWorks, Inc. *	86,593
		285,482
	E-COMMERCE DISCRETIONARY - 0.0%
31	Farfetch Ltd.	760

	ELECTRIC - 0.2%
2,142	Clearway Energy, Inc.	32,109

	ELECTRONICS - 0.2%
66	II-VI, Inc. *	2,804
1,400	Sparton Corp. *	25,872
		28,676
	ENTERTAINMENT - 0.1%
679	Lions Gate Entertainment Corp.	9,975

	GAS - 0.7%
4,318	American Midstream Partners LP	17,056
3,326	Global Partners LP	63,194
486	Western Midstream Partners LP	16,277
		96,527
	HEALTHCARE-PRODUCTS - 1.1%
373	Axonics Modulation Technologies, Inc. *	7,930
473	Bio-Techne Corp.	91,715
3,015	GenMark Diagnostics, Inc. *	23,185
326	Inspire Medical Systems, Inc. *	20,212
3,739	T2 Biosystems, Inc. *	16,227
		159,269
	HEALTHCARE-SERVICES - 0.1%
149	LHC Group, Inc. *	16,344

	HOME BUILDERS - 0.4%
63,123	Glenveagh Properties PLC * #	61,815

	INSURANCE - 0.3%
600	Navigators Group, Inc.	41,868

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 71.6% (Continued)
	INTERNET - 1.5%
16	Evenbrite, Inc. *	$473
21	Okta, Inc. *	1,782
274	Optimize Rx Corp. *	3,935
415	Overstock.com, Inc. *	8,221
1,357	RingCentral, Inc. *	142,879
946	Zscaler, Inc. *	46,997
		204,287
	LODGING - 1.3%
3,300	Belmond Ltd. *	82,005
1,683	Hilton Grand Vacations, Inc. *	53,502
1,097	Wyndham Destinations, Inc.	49,398
		184,905
	MACHINERY-CONSTRUCTION & MINING - 0.3%
803	BWX Technologies, Inc.	42,037

	MACHINERY-DIVERSIFIED - 0.2%
690	Cactus, Inc. *	25,019
136	Gardner Denver Holdings, Inc. *	3,652
		28,671
	MEDIA - 2.1%
1,800	Tribune Media Co.	83,214
4,300	Twenty-First Century Fox, Inc.	216,849
		300,063
	MINING - 0.3%
3,500	Goldcorp, Inc.	36,890

	OIL & GAS - 3.0%
392	Anadarko Petroleum Corp.	17,052
1,352	Cabot Oil & Gas Corp.	33,286
3,173	CNX Resources Corp. *	33,634
649	EOG Resources, Inc.	61,006
3,251	EQT Corp.	58,908
957	Marathon Petroleum Corp.	59,344
2,618	Parsley Energy, Inc. *	47,491
118	Pioneer Natural Resources Co.	16,632
1,477	Range Resources Corp.	15,804
300	Resolute Energy Corp. *	9,273
600	Rowan Cos. PLC *	6,786
1,618	Tellurian, Inc. *	16,601
366	Valero Energy Corp.	29,851
1,236	WPX Energy, Inc. *	15,252
		420,920
	OIL & GAS SERVICES - 0.6%
11,651	Hi-Crush Partners LP	45,089
20	Nine Energy Service, Inc. *	524
1,987	USA Compression Partners LP	31,713
		77,326
	PHARMACEUTICALS - 0.3%
792	Aimmune Therapeutics, Inc. *	19,079
1,100	Akorn, Inc. *	4,455
589	Premier, Inc. *	21,546
		45,080
	PIPELINES - 5.4%
488	Andeavor Logistics LP	17,168
484	Buckeye Partners LP	15,236
263	Cheniere Energy, Inc. *	16,950
799	Cheniere Energy Partners LP	35,420
2,074	CNX Midstream Partners LP	32,168
932	Crestwood Equity Partners LP	29,563
1,454	DCP Midstream LP	46,863
2,737	EnLink Midstream LLC	30,518
1,101	Enterprise Products Partners LP	30,443
370	EQT Midstream Partners LP	14,382
982	MPLX LP	32,563
3,583	NGL Energy Partners LP	46,722
1,801	Noble Midstream Partners LP	60,622
912	ONEOK, Inc.	58,605
1,992	Plains All American Pipeline LP	46,493

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 71.6% (Continued)
	PIPELINES - 5.4% (Continued)
1,752	Shell Midstream Partners LP	$31,326
2,595	Summit Midstream Partners LP	27,455
1,472	Targa Resources Corp.	59,233
471	TC PipeLines LP	14,968
4,228	USD Partners LP	46,170
2,286	Williams Cos., Inc.	61,013
		753,881
	PRIVATE EQUITY - 0.5%
3,440	Kennedy-Wilson Holdings, Inc.	71,483

	REAL ESTATE - 3.7%
154	ADO Properties SA #	8,847
681	Aeon Mall Co. Ltd.	11,109
3,247	CK Asset Holdings Ltd.	26,949
2,306	Cushman & Wakefield PLC	42,269
10,602	Grainger PLC	34,831
7,131	Hang Lung Properties Ltd.	16,842
7,870	Hongkong Land Holdings Ltd.	56,428
2,371	Instone Real Estate Group AG * #	51,567
11,993	McCarthy & Stone PLC #	19,717
583	Mitsubishi Estate Co. Ltd.	10,019
2,435	Mitsui Fudosan Co. Ltd.	57,692
5,091	Swire Properties Ltd.	20,429
18,842	Tokyu Fudosan Holdings Corp.	104,095
229	VGP NV	18,149
6,767	Wharf Real Estate Investment Co. Ltd.	47,543
		526,486
	REAL ESTATE INVESTMENT TRUSTS - 11.1%
657	Acadia Realty Trust	18,718
155	Allied Properties Real Estate Investment Trust	5,650
2	alstria office REIT-AG	30
3,114	American Homes 4 Rent	68,010
1,289	Americold Realty Trust	37,059
828	Apartment Investment & Management Co.	40,498
51,172	Assura PLC	39,273
1,203	Boardwalk Real Estate Investment Trust	37,606
1,904	Brixmor Property Group, Inc.	33,244
5,053	CatchMark Timber Trust, Inc.	48,256
444	Chatham Lodging Trust	8,871
3,698	COIMA RES SpA #	33,266
24,374	Colony Capital, Inc.	135,519
1,844	CoreCivic, Inc.	39,056
573	CorePoint Realty Corp.	58,589
1,988	Corporate Office Properties Trust	51,668
748	COVIVIO	75,806
4,221	CyrusOne, Inc.	210,375
19,119	Empiric Student Property PLC	24,566
251	Equinix, Inc.	106,299
322	Gecina SA	47,813
927	GEO Group, Inc.	21,061
5,525	Global Medical REIT, Inc.	56,908
1,991	Great Portland Estates PLC	20,174
18,459	Hansteen Holdings PLC *	24,061
16	Industrial & Infrastructure Fund Investment Corp. *	17,032
11,354	Inmobiliaria Colonial Socimi SA	117,200
30	Invincible Investment Corp.	13,663
1,079	Jernigan Capital, Inc.	23,145
13,391	Keppel DC REIT	14,568
700	MedEquities Realty Trust, Inc.	7,455
828	National Storage Affiliates Trust	23,449
1,748	New Senior Investment Group, Inc.	9,020
1,172	Outfront Media, Inc.	26,300
1,093	Physicians Realty Trust	19,750
248	Prologis, Inc.	17,375
144	QTS Realty Trust, Inc.	6,009
4,476	Viva Energy REIT	7,706
839	WPT Industrial Real Estate Investment Trust	11,243
		1,556,291

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 71.6% (Continued)
	RETAIL - 0.6%
456	Five Below, Inc. *	$54,880
348	Wingstop, Inc.	23,180
		78,060
	SEMICONDUCTORS - 1.4%
1	Broadcom, Inc.	275
3,000	Integrated Device Technology, Inc. *	144,990
100	KLA-Tencor Corp.	11,549
500	NXP Semiconductors NV	45,660
		202,474
	SHIPBUILDING - 0.0%
2,314	Dynagas LNG Partners LP	5,785

	SOFTWARE - 10.4%
21	Altair Engineering, Inc. *	745
624	Alteryx, Inc. *	47,617
1,073	Black Knight, Inc. *	56,064
2,259	Blackline, Inc. *	118,236
514	Ceridian HCM Holding, Inc. *	25,196
805	Coupa Software, Inc. *	75,823
3,386	Domo, Inc. *	117,460
4,900	First Data Corp. *	123,186
2,728	Five9, Inc. *	144,693
1,065	Guidewire Software, Inc. *	97,703
1,157	Instructure, Inc. *	54,067
1,026	InterXion Holding NV *	67,203
589	Pluralsight, Inc. *	19,148
2,225	PROS Holdings, Inc. *	94,785
1,000	Red Hat, Inc. *	182,600
1,177	SailPoint Technologies Holding, Inc. *	36,299
2,313	SS&C Technologies Holdings, Inc.	142,435
580	Talend SA * - ADR	27,782
151	Yext, Inc. *	2,806
1,314	Zuora, Inc. *	31,221
		1,465,069
	TELECOMMUNICATIONS - 3.4%
900	Arris Group, Inc.	28,512
4,200	Arris International PLC	133,056
3,866	GTT Communications, Inc.	120,851
33,176	NextDC Ltd.	147,283
600	T-Mobile US, Inc.	43,326
		473,028
	TRANSPORTATION - 1.2%
7,570	Capital Product Partners LP	17,260
2,877	CryoPort, Inc. *	33,086
3,628	Gas Log Ltd.	58,483
925	KNOT Offshore Partners LP	16,742
263	Norfolk Southern Corp.	47,156
		172,727

	TOTAL COMMON STOCK (Cost - $9,481,211)	10,080,134

	EXCHANGE TRADED FUNDS - 2.0%
	EQUITY FUNDS - 1.0%
2,048	Global X S&P 500 COVERED CALL ETF	96,192
1,173	Invesco China Real Estate ETF	32,129
547	IQ US Real Estate Small Cap ETF	13,538
1	ProShares UltraShort Russell2000	15
		141,874
	DEBT FUNDS - 1.0%
2,271	Peritus High Yield ETF	78,372
1,052	VanEck Vectors Emerging Markets High Yield Bond ETF	24,459
868	VanEck Vectors Fallen Angel High Yield Bond ETF	24,833
418	WisdomTree Managed Futures Strategy Fund	16,227
		143,891

	TOTAL EXCHANGE TRADED FUNDS (Cost - $298,197)	285,765

	EXCHANGE TRADED NOTE - 1.1%
6,375	JPMorgan Alerian MLP Index ETN	157,080
	TOTAL EXCHANGE TRADED NOTE (Cost - $160,838)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Maturity Date	Interest Rate	Value
	PREFERRED STOCK - 3.1%
7,000	Bank of America Corp.	Perpetual	6.625%	$178,500
2,500	CitiGroup, Inc.	Perpetual	6.300%	65,950
1,500	JPMorgan Chase & Co.	Perpetual	6.125%	38,865
6,225	US Cellular Corp.	12/1/2064	7.250%	161,725
	TOTAL PREFERRED STOCK (Cost - $455,055)			445,040

	CLOSED END FUND - 1.4%
16,000	AllianzGI Convertible & Income Fund			99,840
10,000	PIMCO Income Strategy Fund II			103,100
	TOTAL CLOSED END FUND (Cost - $204,535)			202,940

	OPEN END FUND - 7.9%
108,151	James Alpha Structured Credit Value Portfolio			1,107,467
	TOTAL OPEN END FUND (Cost - $1,100,978)

	SHORT-TERM INVESTMENTS - 17.5%
2,459,163	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^			2,459,163
	(Cost - $2,459,163)

		Notional	Expiration Date -
Contracts ++		Amount	Exercise Price
	OPTIONS PURCHASED - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
7	Bristol Myers Squibb Co.	36,750	4/18/19 - $52.50	1,645
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,042)

	TOTAL INVESTMENTS - 114.9% (Cost - $15,606,485)			$16,183,500

	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.9)%			(2,095,885)

	NET ASSETS - 100.0%			$14,087,615

		Notional	Expiration Date -
Contracts ++		Amount	Exercise Price
	OPTIONS WRITTEN
	PUT OPTIONS WRITTEN - 0.0%
4	Bristol Myers Squibb Co.	16,800	4/18/19 - $42	36
	TOTAL PUT OPTIONS WRITTEN (Cost - $552)

Shares
	SECURITIES SOLD SHORT - (19.3)% *
	COMMON STOCK - (13.3)%
	AEROSPACE/DEFENSE - (1.4)%
1,170	Harris Corp.			$192,968
2	United Technologies Corp.			251
				193,219
	BANKS - (4.1)%
6,476	BB&T Corp.			330,082
1,371	Chemical Financial Corp.			62,833
6,960	Fifth Third Bancorp			191,957
				584,872
	BIOTECHNOLOGY - (1.1)%
1,072	Allakos, Inc. *			42,837
2,187	Insmed, Inc. *			64,845
1,597	Sinovac Biotech Ltd. *			10,333
862	WaVe Life Sciences Ltd. *			36,144
				154,159
	COMMERCIAL SERVICES - (0.1)%
876	Quad/Graphics, Inc.			12,781

	DISTRIBUTION/WHOLESALE - (0.4)%
1,265	EVI Industries, Inc.			51,232

	DIVERSIFIED FINANCIAL SERVICES - (0.3)%
90	Credit Acceptance Corp. *			39,587

	ELECTRIC - (0.9)%
1,148	El Paso Electric Co.			61,762
1,079	Unitil Corp.			59,248
				121,010
	GAS - (1.5)%
688	Atmos Energy Corp.			68,009
846	Chesapeake Utilities Corp.			76,148
831	ONE Gas, Inc.			71,840
				215,997

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	SECURITIES SOLD SHORT - (19.3)% * (Continued)
	COMMON STOCK - (13.3)% (Continued)
	HEALTHCARE - PRODUCTS - (0.3)%
4,403	MiMedx Group, Inc. *	$13,209
1,487	Patterson Cos., Inc.	33,532
		46,741
	HEALTHCARE - SERVICES - (0.4)%
2,564	Select Medical Holdings Corp. *	37,998
1,070	Tivity Health, Inc. *	22,898
		60,896
	MEDIA - (0.2)%
261	Walt Disney Co.	29,451

	MINING - (0.3)%
1,148	Newmont Mining Corp.	39,170

	OIL & GAS - (0.1)%
71	Cimarex Energy Co.	5,106
1,329	Ensco PLC	5,449
1	Transocean Ltd. *	8
		10,563
	PHARMACEUTICALS - (0.9)%
1,800	Bristol-Myers Squibb Co.	92,988
768	Lannett Co., Inc. *	7,227
603	Pacira Pharmaceuticals, Inc. *	24,831
		125,046
	REITS - (0.0)%
164	Omega Healthcare Investors, Inc.	5,888

	SEMICONDUCTORS - (0.1)%
100	KLA-Tencor Corp.	11,549

	SOFTWARE - (0.9)%
1,485	Fiserv, Inc.	125,765

	TELECOMMUNICATIONS - (0.3)%
300	Finisar Corp.	7,347
5,850	Sprint Corp.	37,147
		44,494

	TOTAL COMMON STOCK (Proceeds - $1,683,575)	1,872,420

	EXCHANGED TRADED FUNDS - (6.0)%
	EQUITY FUNDS - (6.0)%
300	iShares PHLX Semiconductor ETF	55,122
822	iShares Russell 2000 ETF	128,873
3,290	iShares Russell 2000 Growth ETF	656,454
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $619,782)	840,449

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,303,357) (a)	2,712,869

*	Non-income producing securities

+	Investment in affiliate

++	One contract is equivalent to 100 shares of the underlying common stock.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At February 28, 2019, these securities amounted to $803,279 or 5.70% of net assets.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnerships

MLP - Master Limited Partnership

PLC - Public Liability Company

							Unrealized
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver	Foreign Currency	Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
3/1/2019	51,808	AUD	Bank of New York	$36,859	USD	$37,001	(142)
3/1/2019	2,391	CAD	Bank of New York	$1,816	USD	$1,818	(2)

To Sell:
3/1/2019	89,753	HKD	Bank of New York	$11,434	USD	$11,434	—
3/1/2019	205,036	JPY	Bank of New York	$1,842	USD	$1,855	13
3/4/2019	51,272	JPY	Bank of New York	$460	USD	$462	2
Total Unrealized:							(129)

AUD - Australian Dollar

CAD - Canadian Dollar

CAD - Canadian Dollar

JPY - Japan Yen

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
February 28, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 88.5%
	EQUITY FUND - 88.5%
69,000	SPDR S&P500 ETF Trust +			$19,228,920
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,302,831)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 1.5% *
	PUT OPTIONS PURCHASED - 1.5%
1,150	SPDR S&P500 ETF Trust	$30,935,000	3/29/19 - $269.00	171,925
400	SPDR S&P500 ETF Trust	11,000,000	4/18/19 - $275.00	149,000
	(Cost - $521,673)			320,925

	CALL OPTIONS PURCHASED - 0.0%
60	Chicago Board Options Exchange	120,000	3/13/19 - $20.00	1,680
	(Cost - $1,697)

	TOTAL PURCHASED OPTIONS (Cost - $523,370)			322,605

Shares
	SHORT-TERM INVESTMENTS - 7.1%
1,554,847	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^
	(Cost - $1,554,847)			1,554,847

	TOTAL INVESTMENTS - 97.1% (Cost - $21,381,048)			$21,106,372

	OTHER ASSETS LESS LIABILITIES - 2.9%			631,529

	NET ASSETS - 100.0%			$21,737,901

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.2)% *
	PUT OPTIONS WRITTEN - (0.5)%
1,150	SPDR S&P500 ETF Trust	$29,325,000	3/29/19 - $255.00	$59,225
400	SPDR S&P500 ETF Trust	10,440,000	4/18/19 - $261.00	55,800
	(Premiums Received - $183,936)			115,025

	CALL OPTIONS WRITTEN - (0.7)%
125	SPDR S&P500 ETF Trust	3,400,000	3/1/19 - $272.00	87,062
375	SPDR S&P500 ETF Trust	10,425,000	3/1/19 - $278.00	48,375
225	SPDR S&P500 ETF Trust	6,322,500	3/8/19 - $281.00	19,800
	(Premiums Received - $169,280)			155,237

	TOTAL WRITTEN OPTIONS (Premiums Received - $353,216)			$270,262

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

(a)	Each contract is equivalent to 100 shares of the underlying security.

TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	Gain/(Loss)
$862,290	SPY SPDR SP 500 ETF Trust	3,000	Goldman Sachs	6/3/2019	Pay	2.5138	$—
1,437,150	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/27/2019	Pay	2.5138	—
1,437,150	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	10/4/2019	Pay	2.5138	—
2,012,010	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2019	Pay	2.5138	—
2,874,300	SPY SPDR SP 500 ETF Trust	10,000	Goldman Sachs	12/2/2019	Pay	2.5138	—
							$—

#	Variable rate is Libor plus 0.40%

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
February 28, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 66.4%
	EQUITY FUND - 66.4%
101,000	iShares MSCI Emerging Markets ETF +			$4,286,440
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,362,133)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 3.3%
861	iShares MSCI Emerging Markets ETF	$3,616,200	3/15/2019 - $42.00	32,718
1,000	iShares MSCI Emerging Markets ETF	4,150,000	4/18/2019 - $41.50	69,500
389	iShares MSCI Emerging Markets ETF	1,633,800	4/18/2019 - $42.00	34,232
750	iShares MSCI Emerging Markets ETF	3,187,500	4/18/2019 - $42.50	78,750
	TOTAL PURCHASED OPTIONS (Cost - $207,514)			215,200

Shares
	SHORT-TERM INVESTMENTS - 18.6%
1,200,478	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^			1,200,478
	(Cost - $1,200,478)

	TOTAL INVESTMENTS - 88.3% (Cost - $5,770,125)			$5,702,118

	OTHER ASSETS AND LIABILITIES -11.7%			754,645

	NET ASSETS - 100.0%			$6,456,763

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (2.1)% *
	PUT OPTIONS WRITTEN - (1.0)%
1,000	iShares MSCI Emerging Markets ETF	$3,850,000	4/18/2019 - $38.50	$19,000
861	iShares MSCI Emerging Markets ETF	3,400,950	3/15/2019 - $39.50	4,736
389	iShares MSCI Emerging Markets ETF	1,536,550	4/18/2019 - $39.50	11,086
750	iShares MSCI Emerging Markets ETF	3,000,000	4/18/2019 - $40.00	26,250
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $53,056)			61,072

	CALL OPTIONS WRITTEN - (1.1)%
450	iShares MSCI Emerging Markets ETF	1,845,000	3/1/2019 - $41.00	64,800
950	iShares MSCI Emerging Markets ETF	4,180,000	3/15/2019 - $44.00	7,600
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $116,114)			72,400

	TOTAL OPTIONS WRITTEN (Premiums Received - $169,170)			$133,472

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

ETF - Exchange Traded Fund

(a)	Each contract is equivalent to 100 shares of the underlying security.

OPEN RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	Gain/(Loss)
$2,339,680	iShares MSCI Emerging Markets ETF	56,000	Goldman Sachs	11/12/2019	Pay	2.5138	$—
1,000,400	iShares Currency Hedged MSCI Emerging Markets ETF	40,000	Goldman Sachs	1/15/2020	Pay	2.5138	—
500,200	iShares Currency Hedged MSCI Emerging Markets ETF	20,000	Goldman Sachs	6/18/2019	Pay	2.5138	—
							$—

#	Variable rate is Libor plus 0.60%.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
February 28, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 8.6%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.4%
$100,000	CPS Auto Receivables Trust 2018-A #	3.6600		12/15/2023	$99,824
109,997	Drive Auto Receivables Trust 2015-A #	4.1200		7/15/2022	110,463
150,000	First Investors Auto Owner Trust 2017-2 #	5.4800		10/15/2024	152,050
160,000	Foursight Capital Automobile Receivables Trust 2018-1 #	6.8200		4/15/2025	164,135
205,000	Westlake Automobile Receivables Trust 2018-1 #	4.5300		5/15/2023	205,184
100,000	Westlake Automobile Receivables Trust 2018-3 #	4.9000		12/15/2023	101,222
					832,878
	COMMERCIAL ASSET-BACKED SECURITIES - 0.6%
160,000	GS Mortgage Securities Trust 2016-GS4 #	3.2330	*	11/10/2049	135,478
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans for distribution date minus 0.5000%	4.1168	*	8/15/2048	88,953
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 #	4.7610	*	6/15/2047	99,773
80,000	Morgan Stanley Capital I Trust 2016-UBS9 #	3.0000		3/15/2049	69,238
					393,442
	OTHER ASSET-BACKED SECURITIES - 1.5%
211,998	Conn’s Receivables Funding 2018-A, LLC. #	6.0200		1/15/2023	213,885
130,000	Engs Commercial Finance Trust 2018-1 #	6.1000		8/22/2025	132,679
150,000	Progress Residential 2017-SFR1 Trust #	5.3500		8/17/2034	152,008
100,000	Progress Residential 2018-SFR1 Trust #	4.7780		3/17/2035	99,662
100,000	Tricon American Homes 2016-SFR1 Trust #	5.7690		11/17/2033	102,024
100,000	Tricon American Homes 2017-SFR2 Trust #	3.6720		1/17/2036	98,205
100,000	Tricon American Homes 2017-SFR2 Trust #	5.1040		1/17/2036	100,423
					898,886
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
165,403	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	111,564
110,000	Angel Oak Mortgage Trust LLC 2017-1 #	6.2676	*	1/25/2047	110,862
150,000	Bellemeade Re 2017-1 Ltd #, 1 mo. LIBOR +3.3500%	5.8399	*	10/25/2027	154,216
140,000	Bellemeade Re 2018-1 Ltd #, 1 mo. LIBOR +1.6000%	4.0899	*	4/25/2028	140,645
100,000	COLT 2017-2 Mortgage Loan Trust #	4.5630	*	10/25/2047	100,199
100,000	Deephaven Residential Mortgage Trust 2018-2 #	4.3750	*	4/25/2058	100,560
130,000	Deephaven Residential Mortgage Trust 2018-2 #	6.0420	*	4/25/2058	130,336
99,880	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +10.2500%	12.7399	*	1/25/2029	132,362
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +4.0000%	6.4899	*	5/25/2030	259,970
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +4.2500%	6.7399	*	1/25/2031	254,695
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +2.0000%	4.4899	*	3/25/2031	248,225
100,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +3.7500%	6.2399	*	3/25/2031	97,980
100,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +2.4000%	4.8899	*	4/25/2031	101,224
133,920	Fannie Mae REMICS	3.0000		12/25/2027	10,837
129,704	Fannie Mae REMICS	3.0000		1/25/2028	10,624
144,458	Fannie Mae REMICS	3.0000		1/25/2028	11,777
273,875	Freddie Mac REMICS	3.0000		10/15/2027	22,000
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +5.1500%	12.9899	*	2/25/2047	214,268
190,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +10.5000%	6.6899	*	2/25/2047	196,704
129,393	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR +2.3000%	11.2899	*	3/25/2028	157,678
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR +8.8000%	13.4899	*	10/25/2048	169,119
220,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.2000%	13.2600	*	1/25/2049	228,718
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +11.0000%	14.7311	*	2/25/2049	100,000
					3,064,563

	TOTAL ASSET-BACKED SECURITIES (Cost - $5,075,206)				5,189,769

	BANK LOANS - 3.9%
	AUTO MANUFACTURING - 0.2%
49,063	Trico Group, 3 mo. LIBOR + 6.5000%	8.8072	*	2/2/2024	47,161
50,000	Trico Group, 3 mo. LIBOR + 6.5000%	—		2/2/2024	48,063
					95,224
	CABLE & SATELLITE - 0.2%
103,163	SFR	4.8435	*	6/22/2025	99,681

	COMMUNICATIONS - 0.1%
50,000	CommScope	—	*	2/7/2026	50,235

	ENTERTAINMENT - 0.1%
48,832	Alterra Mountain	5.0935	*	7/31/2024	48,282

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 3.9% (Continued)
	FOOD - 0.2%
$120,842	Chobani	5.9350	*	10/7/2023	$117,632

	HEALTHCARE-SERVICES - 0.2%
150,000	LifePoint Health, 3 mo. LIBOR + 4.5000%	7.1276	*	11/16/2025	150,062

	HOME IMPROVEMENT - 0.1%
38,962	Janus	5.0935	*	2/9/2025	37,696

	MACHINERY-MANUFACTURING - 0.1%
84,575	Shape Technologies	5.0879	*	4/42025	83,941

	MANUFACTURED GOODS - 0.2%
118,500	Kloeckner Pentaplast	6.3435	*	6/29/2022	108,724

	METAL FABRICATE - 0.3%
184,075	Aleris	—	*	4/15/2023	182,234
34,563	Big River Steel	7.3344	*	8/15/2023	34,692
					216,926
	OIL - 0.0%
11,863	Meg Energy	5.6000	*	12/31/2023	11,855

	PHARMACEUTICALS - 0.3%
126,742	Natures Bounty	5.9350	*	8/15/2024	121,673
57,679	Valeant Pharma	5.0921	*	6/1/2025	57,787
					179,460
	REAL ESTATE - 0.1%
39,700	Iron Mountain	3.8435	*	1/2/2026	39,055

	RETAIL - 0.7%
233,040	Camping World	4.7745		11/8/2023	234,705
59,850	Interior Logic	6.0935		6/1/2025	59,252
133,374	Neiman Marcus Group Ltd.	5.2630		10/25/2020	122,882
					416,839
	SEMICONDUCTORS - 0.1%
82,532	Microchip Technology	4.1000		5/24/2025	82,428

	SOFTWARE - 0.2%
56,540	SS&C Technologies	4.5935		4/16/2025	56,352
21,747	SS&C Technologies	4.5935		4/16/2025	21,675
43,026	West Corp	6.0935		10/3/2024	40,955
					118,982
	TELECOMMUNICATIONS - 0.8%
115,000	CenturyLink	-		1/31/2025	113,706
160,000	SBA Senior Finance II LLC	2.7500		4/11/2025	157,875
164,175	Sprint Communications	3.8200		2/3/2024	162,738
21,892	Windstream Services LLC	6.0900		3/30/2021	21,284
					455,603

	TOTAL BANK LOANS (Cost - $2,323,352)				2,312,625

	TERM LOANS - 0.0%
	ENERGY - 0.0%
25,464	CE STAR Holdings LLC (a)(b)	12.0000		11/28/2021	24,216

	TOTAL TERM LOANS (Cost - $24,898)				24,216

	CORPORATE BONDS - 46.0%
	ADVERTISING - 0.2%
155,000	MDC Partners, Inc. #	6.5000		5/1/2024	135,044

	AEROSPACE/DEFENSE - 0.8%
300,000	Bombardier, Inc.	5.7500		3/15/2022	302,100
112,000	Bombardier, Inc. #	5.7500		3/15/2022	112,784
49,000	Bombardier, Inc. #	7.5000		3/15/2025	49,613
					464,497

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 46.0% (Continued)
	AGRICULTURE - 0.1%
$75,000	Altria Group, Inc.	5.9500		2/14/2049	$75,079

	AIRLINES - 0.7%
400,000	VistaJet Malta Finance PLC #	7.7500		6/1/2020	394,500

	AUTO MANUFACTURERS - 1.6%
696,000	Ford Motor Credit Co. LLC	3.7537		9/24/2020	688,833
154,000	General Motors Financial Co., Inc.	5.1000		1/17/2024	157,566
155,000	General Motors Financial Co., Inc.	3.8500		1/5/2028	140,562
					986,961
	BANKS - 1.7%
200,000	BNP Paribas SA #	3.3750		1/9/2025	193,809
205,000	BNP Paribas SA #, 5 mo. LIBOR + 1.4830%	4.3750	*	3/1/2033	196,461
150,000	Citigroup, Inc.	4.6500		7/23/2048	156,706
130,000	Freedom Mortgage Corp. #	8.1250		11/15/2024	122,525
90,000	Freedom Mortgage Corp. #	8.2500		4/15/2025	85,050
140,000	Goldman Sachs Capital II, 3 mo. LIBOR + 0.7675%	3.8140	*	4/23/2029	136,218
35,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.1580%	5.1500	*	5/22/2045	35,285
105,000	Mitsubishi UFJ Financial Group, Inc.	3.7410		3/7/2029	105,218
					1,031,272
	BEVERAGES - 0.5%
155,000	Anheuser-Busch InBev Worlwide, Inc.	5.5500		1/23/2049	163,457
140,000	Bacardi Ltd. #	5.3000		5/15/2048	126,758
					290,215
	BIOTECHNOLOGY - 0.3%
215,000	Celgene Corp.	3.9000		2/20/2028	211,135

	BUILDING MATERIALS - 0.0%
25,000	Summit Materials LLC #	6.5000		3/15/2027	—

	COAL - 0.3%
318,000	Cloud Peak Energy Resources LLC	12.0000		11/1/2021	155,820

	COMMERCIAL SERVICES - 1.5%
308,000	ACE Cash Express, Inc. #	12.0000		12/15/2022	292,985
10,000	ADT Security Corp.	6.2500		10/15/2021	10,575
500,000	Hertz Corp.	5.8750		10/15/2020	500,000
58,000	Verisk Analytics, Inc.	4.1250		3/15/2029	58,212
48,000	Verscend Escrow Corp. #	9.7500		8/15/2026	49,260
					911,032
	COMPUTERS - 0.3%
45,000	Dell International LLC #	6.0200		6/15/2026	47,786
100,000	Exela Intermediate LLC #	10.0000		7/15/2023	102,375
					150,161
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
200,000	Avation Capital SA #	6.5000		5/15/2021	199,500
250,000	Navient Corp.	8.0000		3/25/2020	261,708
500,000	Springleaf Finance Corp.	6.1250		5/15/2022	521,250
					982,458
	ELECTRIC - 0.6%
45,000	Clearway Energy Operating LLC #	5.7500		10/15/2025	44,381
144,543	Stoneway Capital Corp. #	10.0000		3/1/2027	144,362
110,000	Talen Energy Supply LLC #	10.5000		1/15/2026	114,400
70,000	Vistra Operations Co. LLC #	5.6250		2/15/2027	72,275
					375,418
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
383,000	Artesyn Embedded Technologies, Inc. #	9.7500		10/15/2020	360,020

	ENGINEERING & CONSTRUCTION - 0.6%
517,000	Aldesa Financial Services	7.2500		4/1/2021	343,929

	ENTERTAINMENT - 1.3%
400,000	AMC Entertainment Holdings, Inc.	5.8750		2/15/2022	405,000
160,000	Enterprise Development Authority #	12.0000		7/15/2024	161,600
884,682	Tunica-Biloxi Gaming Authority #	3.7800		6/15/2020	199,053
					765,653

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 45.9% (Continued)
	ENVIRONMENTAL CONTROL - 0.4%
$125,000	Covanta Holding Corp.	6.0000		1/1/2027	$125,938
97,000	Tervita Escrow Corp. #	7.6250		12/1/2021	97,243
					223,181
	FOOD - 1.1%
15,000	Albertsons Cos LLC #	7.5000		3/15/2026	15,525
100,000	Pilgrim’s Pride Corp. #	5.8750		9/30/2027	98,500
70,000	Simmons Foods, Inc. #	5.7500		11/1/2024	58,100
398,320	Youngs PIK SCA	8.2500		8/1/2019	457,649
					629,774
	FOREST PRODUCTS & PAPER - 0.2%
135,000	Schweitzer-Mauduit International, Inc. #	6.8750		10/1/2026	132,975

	HEALTHCARE-SERVICES - 0.8%
475,000	Centene Corp.	4.7500		5/15/2022	485,687

	HOME BUILDERS - 0.4%
125,000	KB Home	6.8750		6/15/2027	125,313
130,000	Lennar Corp.	5.0000		6/15/2027	127,889
					253,202
	INSURANCE - 0.3%
100,000	AXA Equitable Holdings, Inc.	4.3500		4/20/2028	98,731
85,000	Protective Life Corp. #	4.3000		9/30/2028	84,853
					183,584
	LEISURE PRODUCTS - 0.2%
95,000	VOC Escrow Ltd. #	5.0000		2/15/2028	92,863

	LODGING - 0.4%
250,000	MGM Resorts International	6.6250		12/15/2021	266,875

	MACHINERY-DIVERSIFIED - 0.9%
500,000	Cloud Crane LLC #	10.1250		8/1/2024	533,750

	MEDIA - 3.3%
500,000	AMC Networks, Inc.	4.7500		8/1/2025	487,031
200,000	Charter Communications Operating LLC, 3 mo. LIBOR + 1.6500%	3.9858			198,878
447,000	Clear Channel WorldWide Holdings, Inc.	6.5000	*	11/15/2022	459,293
11,000	Comcast Corp.	4.6000		10/15/2038	113,741
415,000	DISH DBS Corp.	6.7500		6/1/2021	425,375
199,000	Lee Enterprises, Inc. #	9.5000		3/15/2022	203,975
100,000	Postmedia Network, Inc. #	8.2500		7/15/2021	75,550
45,000	Yellow Pages Digital & Media Solutions Ltd. #	10.0000		11/1/2022	35,108
					1,998,951
	METAL FABRICATE/HARDWARE - 0.0%
120,000	Constellation Enterprises LLC #(a)(b)	10.6250		2/1/2016	—

	MINING - 1.9%
450,000	First Quantum Minerals Ltd. #	7.2500		5/15/2022	454,500
312,000	Freeport-McMoRan, Inc.	4.0000		11/14/2024	313,170
387,000	Mountain Province Diamonds, Inc. #	8.0000		12/15/2022	389,419
					1,157,089
	MISCELLANEOUS MANUFACTURING - 0.9%
115,000	EnPro Industries, Inc. #	5.7500		10/15/2026	116,150
466,000	Techniplas LLC #	10.0000		5/1/2020	438,040
					554,190
	OIL & GAS - 6.2%
300,000	Anetro Resources Corp.	5.1250		12/1/2022	301,605
324,000	Ascent Resources Utica Holdings LLC #	10.0000		4/1/2022	350,730
444,000	Canbriam Energy, Inc. #	9.7500		11/15/2019	362,970
250,000	Chesapeake Energy Corp.	10.0000		4/15/2019	250,625
744,000	Delphi Energy Corp. #	10.0000		7/15/2021	508,592
100,000	Denbury Resources, Inc. #	7.5000		2/15/2024	89,750
350,000	Denbury Resources, Inc. #	9.0000		5/15/2021	354,813
165,000	EQT Corp.	3.9000		10/1/2027	149,903
277,742	IGas Energy PLC	8.0000		6/30/2021	276,353
150,000	Nabors Industries, Inc.	4.6250		9/15/2021	147,562
300,000	PBF Holding Co., LLC.	7.0000		11/15/2023	308,250
91,080	PetroQuest Energy, Inc.	10.0000		2/15/2024	82,200
303,000	Resolute Energy Corp.	8.5000		5/1/2020	304,136
100,000	Shelf Drilling Holdings Ltd. #	8.2500		2/15/2025	95,875
24,000	Talos Petroleum LLC	7.5000		5/31/2022	20,760
113,000	Transocean, Inc. #	7.2500		11/1/2025	108,480
					3,712,604

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 45.9% (Continued)
	OIL & GAS SERVICES - 2.8%
$95,000	Calfrac Holdings LP #	8.5000		6/15/2026	$70,775
265,000	Era Group, Inc.	7.7500		12/15/2022	261,025
602,000	ION Geophysical Corp.	9.1250		12/15/2021	574,910
214,000	Noram Drilling Co AS #	9.0000	~	6/3/2021	215,070
14,960	Polarcus Ltd. #	—		1/1/2025	9,350
508,000	Seitel, Inc.	9.5000		4/15/2019	501,650
66,000	USA Compression Partners LP #	6.8750		9/1/2027	67,403
					1,700,183
	PACKAGING & CONTAINERS - 0.3%
200,000	Reynolds Group Issuer, Inc.	5.7500		10/15/2020	200,650
	PHARMACEUTICALS - 1.5%
100,000	Bausch Health Companies, Inc. #	5.6250		12/1/2021	100,212
500,000	Bausch Health Companies, Inc. #	5.8750		5/15/2023	499,375
75,000	CVS Health Corp.	3.7000		3/9/2023	75,437
200,000	Takeda Pharmaceutical Co. Ltd. #	4.0000		11/26/2021	203,434
					878,458
	PIPELINES - 1.5%
105,000	Blue Racer Midstream LLC #	6.6250		7/15/2026	107,625
70,000	DCP Midstream Operating LP	5.3750		7/15/2025	72,975
60,000	Enable Midstream Partners LP	4.9500		5/15/2028	59,656
75,000	Genesis Energy LP	6.5000		10/1/2025	72,187
69,000	Genesis Energy LP	6.2500		5/15/2026	64,170
65,000	Kinder Morgan, Inc.	4.3000		3/1/2028	65,780
140,000	MPLX LP	4.5000		4/15/2038	129,295
215,000	Summit Midstream Partners LP, 3 mo. LIBOR + 7.4300%	9.5000		3/15/2027	199,055
90,000	Targa Resources Partners LP	5.1250	*	2/1/2025	90,900
10,000	Targa Resources Partners LP #	6.5000		7/15/2027	10,600
					872,243
	PRIVATE EQUITY - 0.9%
500,000	Icahn Enterprises LP	6.2500		2/1/2022	516,150

	REAL ESTATE - 0.2%
135,000	Kennedy-Wilson, Inc.	5.8750		4/1/2024	132,637

	REAL ESTATE INVESTMENT TRUST - 0.7%
40,000	American Homes 4 Rent LP	4.2500		2/15/2028	38,957
73,000	Highwoods Realty LP	4.2000		4/15/2029	72,357
300,000	Starwood Property Trust	5.0000		12/15/2021	307,125
					418,439
	RETAIL - 1.4%
424,000	DriveTime Automotive Group, Inc. #	8.0000		6/1/2021	428,240
347,000	Hot Topic, Inc. #	9.2500		6/15/2021	348,735
423,000	House of Fraser Funding PLC, 3 mo. LIBOR + 5.7500%	6.6500		9/15/2020	19,692
40,000	JC Penney Corp, Inc. #	8.6250		3/15/2025	24,000
					820,667
	SEMICONDUCTORS - 1.2%
657,000	MagnaChip Semiconductor Corp.	6.6250		7/15/2021	627,435
100,000	Microchip Technology, Inc. #	3.9220		6/1/2021	99,740
					727,175
	SOVEREIGN - 0.8%
260,000	Oman Government International Bond #	4.1250		1/17/2023	250,536
200,000	Saudi Government International Bond #	5.0000		4/17/2049	203,654
					454,190
	TELECOMMUNICATIONS - 3.7%
65,000	Frontier Communications Corp. #	8.5000		4/1/2026	60,612
202,000	Gogo Intermediate Holdings, LLC. #	12.5000		7/1/2022	219,170
559,000	HC2 Holdings, Inc. #	11.5000		12/1/2021	498,907
197,279	Interactive/FriendFinder Networks, Inc. (a)(b)	14.0000		4/27/2025	157,190
536,000	Sorenson Communications LLC #	9.0000		10/31/2020	530,640
390,000	Sprint Communications, Inc.	7.0000		8/15/2020	407,511
70,000	Sprint Corp.	7.6250	~	3/1/2026	72,800
130,000	T-Mobile USA, Inc.	4.7500		2/1/2028	126,737
145,000	Windstream Services LLC #	8.6250		10/31/2025	136,662
					2,210,229
	TRANSPORTATION - 1.4%
565,000	Global Ship Lease, Inc. #	9.8750		11/15/2022	552,401
300,000	XPO Logistics, Inc. #	6.1250		9/1/2023	300,375
					852,776

	TOTAL CORPORATE BONDS (Cost - $29,441,594)				27,641,716

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Coupon Rate (%)		Maturity Date	Value
	CONVERTIBLE BONDS - 3.2%
	FOREST PRODUCTS & PAPER - 0.3%
262,000	Fortress Global Enterprises, Inc.	9.7500		12/31/2021	$156,663

	PHARMACEUTICALS - 0.6%
248,000	Teligent, Inc.	3.7500		12/15/2019	246,138
185,000	VIVUS, Inc. #	4.5000		5/1/2020	146,272
					392,410
	SOFTWARE - 1.0%
481,000	Avid Technology, Inc.	2.0000		6/15/2020	437,710
151,000	Inseego Corp.	5.5000		6/15/2022	190,248
					627,958
	TOYS/GAMES/HOBBIES - 0.4%
247,000	JAKKS Pacific, Inc. #	4.8750		6/1/2020	229,139

	TRANSPORTATION - 0.9%
527,000	Steel Connect, Inc.	5.2500		3/1/2019	528,351

	TOTAL CONVERTIBLE BONDS (Cost - $1,833,712)				1,934,521

	PREFERRED STOCK - 3.8%
	BANKS - 1.7%
9,000	Bank of America Corp.	6.6250		Perpetual	229,500
10,000	Citigroup, Inc.	6.3000		Perpetual	263,800
19,096	JPMorgan Chase & Co.	6.1250		Perpetual	494,777
					988,077
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
21,500	RAIT Financial Trust	7.1250		8/30/2019	494,930

	GAS - 0.2%
5,000	NiSource, Inc.	6.5000	*	Perpetual	132,250

	INSURANCE - 0.4%
10,000	Enstar Group Ltd., 3 mo. LIBOR +4.0150%	7.0000	*	Perpetual	245,700

	PIPELINES - 0.1%
1,000	Energy Transfer Partners LP, 3 mo. LIBOR + 4.5300%	7.6250	*	Perpetual	24,500

	PRIVATE EQUITY - 0.1%
3,000	KKR & Co., Inc.	6.7500		Perpetual	78,480

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
3,200	iStar, Inc.	7.5000		Perpetual	80,512
4,025	SL Green Realty Corp.	6.5000		Perpetual	104,368
					184,880
	TELECOMMUNICATIONS - 0.2%
4,725	United States Cellular Corp.	7.2500		12/1/2064	122,756

	TOTAL PREFERRED STOCK (Cost - $2,303,126)				2,271,573

	COMMON STOCK - 2.5%
	AEROSPACE/DEFENSE - 0.2%
869	Esterline Technologies Corp.				105,801

	BIOTECHNOLOGY - 0.2%
13,136	Pacific Biosciences of California, Inc.				96,024

	CHEMICALS - 0.0%
1,849	A Schulman, Inc. (a)				971

	COMMERCIAL SERVICES - 0.1%
7,818	eHi Car Services Ltd.				94,285

	ENERGY - 0.1%
161	CE Star (a)				44,842

	ENTERTAINMENT - 0.2%
42,469	Nevada Gold & Casinos, Inc.				105,535

	INSURANCE - 0.2%
4,237	FriendFinder Networks, Inc. (a) +				107,528

	INTERNET -0.0%
781	FriendFinder Networks, Inc.				—

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Shares		Value
	COMMON STOCK - 2.5% (Continued)
	METAL FABRICATE - 0.5%
8	RA Parent, Inc.	$332,075

	OIL & GAS - 0.1%
10,132	PetroQuest Energy, Inc.	11,952
2,157,633	Zargon Oil & Gas Ltd.	65,532
		77,484
	OIL & GAS SERVICES - 0.1%
4,454	Harvest Oil & Gas Corp.	74,604
146,785	Polarcus Ltd.	20,575
		95,179
	PHARMACEUTICALS - 0.0%
8,063	Corium International, Inc.	1,451

	RETAIL - 0.4%
2,920	Nebraska Book Holdings, Inc. (a)	228,023

	SEMICONDUCTORS - 0.2%
2,160	Integrated Device Technology, Inc.	104,393

	TELECOMMUNICATIONS - 0.2%
3,301	Avaya Holdings Corp.	104,576

	TOTAL COMMON STOCK (Cost - $1,750,195)	1,498,167

	EXCHANGE TRADED FUNDS- 6.9%
	DEBT FUNDS - 4.4%
12,000	iShares 0-5 Year High Yield Corporate Bond ETF	559,200
1	ProShares UltraShort 20+ Year Treasury ETF	36
35,816	VanEck Vectors Emerging Markets High Yield Bond ETF	832,722
23,808	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	812,567
12,710	WisdomTree Emerging Markets Local Debt Fund	439,639
		2,644,164
	EQUITY FUNDS - 2.5%
71,711	Alerian MLP ETF	694,879
54,055	InfraCap MLP ETF	315,141
33,001	ProShares UltraShort Russell 2000	493,695
		1,503,715
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,527,787)	4,147,879

	MUTUAL FUNDS - 16.3%
	DEBT FUNDS - 16.3%
220,779	American Beacon Sound Point Floating Rate Income Fund, Class Y	2,221,036
737,072	James Alpha Structured Credit Value Portfolio - Class S ++	7,547,618
	TOTAL MUTUAL FUNDS (Cost - $9,685,287)	9,768,654

	CLOSED END FUND - 0.5%
	DEBT FUND - 0.5%
30,500	PIMCO Income Strategy Fund II	314,455
	TOTAL CLOSED END FUND (Cost - $319,916)

	SHORT-TERM INVESTMENTS - 6.4%
3,861,168	Dreyfus Institutional Preferred Government Money Market, Institutional Class, 2.36%	3,861,168
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,861,168)

Principal		Coupon Rate (%)	Maturity Date
	U.S. GOVERNMENT - 0.2%
	U.S. TREASURY BILLS - 0.2%
$100,000	United States Treasury Bill	—	4/4/2019	99,778

	TOTAL U.S. GOVERNMENT (Cost - $99,782)			99,778

	TOTAL INVESTMENTS - 98.3% (Cost - $61,246,023)			$59,064,521

	OTHER ASSETS AND LIABILITIES - 1.7%			1,024,152

	NET ASSETS - 100.0%			$60,088,673

*	Floating or variable rate security; rate shown represents the rate on February 28, 2019.

~	Pay in kind rate security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At February 28, 2019, these securities amounted to $13,813,556 or 22.99% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

^	Perpetual maturity date listed is next call date.

++	Affiliated investment

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

LP - Limited Partnership

PLC - Public Limited Company

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $787,317 or 1.31% of net assets.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
February 28, 2019

Principal			Coupon Rate (%)	Maturity Date	Value
	SECURITIES SOLD SHORT (2.3)%
	CORPORATE BONDS - (2.3)%
	APPAREL - (0.8)%
$500,000	Hanesbrands, Inc. #		4.8750	5/15/2026	$495,000

	BEVERAGES - (0.7)%
400,000	Keurig Dr. Pepper, Inc. #		4.5970	5/25/2028	403,839

	RETAIL - (0.4)%
250,000	New Red Finance, Inc. #		5.0000	10/15/2025	242,656

	TELECOMMUNICATIONS - (0.4)%
250,000	T-Mobile USA, Inc.		4.7500	2/1/2028	243,725

	TOTAL CORPORATE BONDS (Cost - $1,344,420)				1,385,220

	TOTAL SECURITIES SOLD SHORT (Cost - $1,344,420)				$1,385,220

Long (Short)					Unrealized
Contracts		Counter Party	Notional Value	Maturity	Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - 0.0%
12	5-Year US Treasury Note Future	JP Morgan	$1,374,750	Jun-19	$(1,781)
4	Ultra 10-Year US Treasury Note Future	JP Morgan	517,813	Jun-19	(1,938)
	NET UNREALIZED GAIN FROM OPEN LONG CONTRACTS				(3,719)

	OPEN SHORT FUTURE CONTRACTS - (0.0)%
(27)	5-Year USD Deliverable Interest Rate Swap Future	JP Morgan	2,722,570	Mar-19	(40,712)
(10)	10-Year US Treasury Note Future	JP Morgan	1,022,656	Mar-19	(19,511)
(10)	Euro Bund Future	JP Morgan	1,882,386	Mar-19	(34,913)
(7)	US Treasury Long Bond Future	JP Morgan	1,011,281	Jun-19	6,945
(1)	US Ultra Treasury Long Bond Future	JP Morgan	159,594	Jun-19	1,766
	NET UNREALIZED LOSS FROM OPEN SHORT CONTRACTS				(86,425)

	NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS				$(90,144)

	OPEN CREDIT DEFAULT SWAPS - (0.3)%

Notional	Upfront Premiums			Expiration	Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity	Counterparty	Date	Fixed Rate ^	Fixed Rate	Value	Gain (Loss)
$2,100,000	$(144,529)	CDX HY CDSI S30 5Y (a)	JP Morgan	6/20/2023	Receive	5.00%	$(159,024)	$(14,495)
500,000	(30,962)	CDX HY CDSI S31 5Y (b)	JP Morgan	12/20/2023	Receive	5.00%	(35,408)	(4,445)
3,400,000	(65,784)	CDX IG SERIES 31 5Y (c)	JP Morgan	12/20/2023	Receive	1.00%	(67,253)	(1,469)
							$(261,685)	$(20,409)

(a)	Markit CDX NA High Yield Index High Yield Series 30 Index.

(b)	Markit CDX NA High Yield Index High Yield Series 31 Index.

(c)	Markit CDX NA Investment Grade Series 31 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA MOMENTUM PORTFOLIO (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 99.0%
	DEBT FUND - 53.9%
57,689	Invesco Emerging Markets Sovereign Debt ETF	$1,594,524
77,633	iShares 20+ Year Treasury Bond ETF	9,317,513
185,139	iShares 7-10 Year Treasury Bond ETF	19,274,821
924	iShares iBoxx $ High Yield Corporate Bond ETF	793,531
		30,980,389
	EQUITY FUNDS - 45.1%
90,522	iShares Latin America 40 ETF	3,079,558
106,841	iShares MSCI Brazil ETF	4,594,163
65,903	iShares MSCI China ETF	4,000,971
5,686	SPDR S&P 500 ETF Trust	1,584,575
154,494	VanEck Vectors Russia ETF	3,154,768
13,550	Vanguard Extended Market ETF	1,583,453
76,905	Vanguard FTSE Emerging Markets ETF	3,200,786
37,162	Vanguard Real Estate ETF	3,121,236
11,046	Vanguard Total Stock Market ETF	1,584,659
		25,904,169
	TOTAL EXCHANGE TRADED FUNDS (Cost - $56,855,089)	56,884,558

	SHORT-TERM INVESTMENTS - 1.2%
654,845	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	654,845
	(Cost - $654,845)

	TOTAL INVESTMENTS - 100.2% (Cost - $57,509,934)	$57,539,403

	OTHER ASSETS AND LIABILITIES - (0.2)%	(98,019)

	NET ASSETS - 100.0%	$57,441,384

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on loaned securities Note 4)	$14,453,925	$31,881,435	$8,985,102	$5,598,771	$9,513,535
Investments in securities, at value (including collateral on loaned securities Note 4)	$14,214,361	$36,795,444	$10,895,676	$6,070,699	$9,551,209
Receivable for securities sold	—	—	46,830	—	—
Receivable for fund shares sold	74	85	53	36	1,273
Interest and dividends receivable	10,519	36,282	8,000	5,216	28,583
Prepaid expenses and other assets	21,673	58,983	19,479	17,085	21,907
Total Assets	14,246,627	36,890,794	10,970,038	6,093,036	9,602,972

Liabilities:
Securities lending collateral (Note 4)	—	—	—	49,215	349,333
Payable for securities purchased	—	—	54,397	—	—
Payable for fund shares redeemed	18,236	44,640	17,847	14,692	6,241
Payable to manager	8,958	18,771	6,214	2,696	2,543
Administration fees payable	1,785	3,245	1,754	1,737	5,304
Custody fees payable	5,026	8,565	20,568	14,230	12,876
Trustee fees payable	898	2,028	670	633	—
Compliance officer fees payable	—	546	276	96	—
Payable for distribution (12b-1) fees	678	27,031	1,032	214	193
Accrued expenses and other liabilities	9,207	18,473	10,272	6,982	2,991
Total Liabilities	44,788	123,299	113,030	90,495	379,481

Net Assets	$14,201,839	$36,767,495	$10,857,008	$6,002,541	$9,223,491

Net Assets:
Par value of shares of beneficial interest	$7,119	$17,399	$10,093	$10,364	$9,784
Paid in capital	14,829,086	32,931,015	9,320,665	5,667,137	11,677,409
Accumulated earnings (loss)	(634,366)	3,819,081	1,526,250	325,040	(2,463,702)
Net Assets	$14,201,839	$36,767,495	$10,857,008	$6,002,541	$9,223,491

Net Asset Value Per Share
Class I
Net Assets	$13,445,373	$26,659,187	$8,851,377	$5,802,997	$8,830,579
Shares of beneficial interest outstanding	667,219	1,118,414	796,008	959,475	935,630
Net asset value/offering price per share (a)	$20.15	$23.84	$11.12	$6.05	$9.44

Class A
Net Assets	$205,775	$1,526,397	$1,531,014	$32,482	$311,581
Shares of beneficial interest outstanding	10,656	69,814	154,631	5,901	33,081
Net asset value (a)	$19.31	$21.86	$9.90	$5.50	$9.42
Offering price per share (maximum sales charge of 5.75%)	$20.49	$23.19	$10.50	$5.84	$9.99

Class C
Net Assets	$550,691	$8,581,911	$474,617	$167,062	$81,331
Shares of beneficial interest outstanding	34,037	551,666	58,705	71,071	9,640
Net asset value/offering price per share (b)	$16.18	$15.56	$8.08	$2.35	$8.44

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at cost (including collateral on loaned securities Note 4)	$12,875,136	$25,642,687	$1,538,890	$984,643	$4,861,905
Investments in securities, at value (including collateral on loaned securities Note 4)	$15,438,173	$54,116,124	$1,647,862	$1,363,943	$4,884,759
Cash	—	—	67	—	—
Receivable for securities sold	—	—	184,460	218,878	—
Receivable for fund shares sold	15	10,993	11	19	48
Interest and dividends receivable	39,570	68,291	7,299	2,678	6,981
Prepaid expenses and other assets	27,997	69,377	14,935	12,863	19,155
Total Assets	15,505,755	54,264,785	1,854,634	1,598,381	4,910,943

Liabilities:
Payable for securities purchased	—	—	170,106	205,172	—
Payable for fund shares redeemed	13,362	20,153	2,422	2,837	6,064
Payable to manager	15,168	50,932	807	624	3,267
Administration fees payable	2,298	6,052	280	288	3,416
Custody fees payable	5,105	5,203	7,754	5,582	3,665
Trustee fees payable	1,701	2,865	168	105	618
Compliance officer fees payable	301	836	32	—	216
Payable for distribution (12b-1) fees	5,500	13,514	157	75	1,364
Accrued expenses and other liabilities	12,893	28,234	4,851	4,236	10,445
Total Liabilities	56,328	127,789	186,577	218,919	29,055

Net Assets	$15,449,427	$54,136,996	$1,668,057	$1,379,462	$4,881,888

Net Assets:
Par value of shares of beneficial interest	$7,636	$25,648	$1,346	$1,524	$5,242
Paid in capital	12,171,703	24,390,934	2,359,911	1,210,297	4,905,721
Accumulated earnings (loss)	3,270,088	29,720,414	(693,200)	167,641	(29,075)
Net Assets	$15,449,427	$54,136,996	$1,668,057	$1,379,462	$4,881,888

Net Asset Value Per Share
Class I
Net Assets	$8,438,020	$28,233,995	$1,244,197	$1,233,985	$4,507,679
Shares of beneficial interest outstanding	381,816	1,215,639	97,567	134,163	483,983
Net asset value/offering price per share (a)	$22.10	$23.23	$12.75	$9.20	$9.31

Class A
Net Assets	$5,092,887	$16,355,900	$386,224	$97,796	$48,549
Shares of beneficial interest outstanding	258,335	780,674	33,174	11,573	5,220
Net asset value (a)	$19.71	$20.95	$11.64	$8.45	$9.30
Offering price per share (maximum sales charge of 5.75%)	$20.91	$22.23	$12.35	$8.97	$9.87

Class C
Net Assets	$1,918,520	$9,547,101	$37,636	$47,681	$325,660
Shares of beneficial interest outstanding	123,420	568,452	3,884	6,618	34,988
Net asset value/offering price per share (b)	$15.54	$16.79	$9.69	$7.20	$9.31

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

				Aggressive		Conservative		Moderate
	Municipal		U.S. Government	Balanced		Balanced		Balanced
	Bond		Money Market	Allocation		Allocation		Allocation
	Portfolio		Portfolio	Portfolio		Portfolio		Portfolio
Assets:
Investments in Affiliates, at cost	$—		$—	$243,381		$425,040		$286,404
Investments in securities, at cost	766,150		8,536,000	359,856		873,332		361,808
Total Investments, at cost	$766,150		$8,536,000	$603,237		$1,298,372		$648,212

Investments Affiliates, at value	$—		$—	$222,415		$386,471		$253,442
Investments in securities, at value	768,162		8,536,000	354,319		872,702		358,505
Total Investments, at value	$768,162		$8,536,000	$576,734		$1,259,173		$611,947
Cash	—		91	—		—		—
Receivable for fund shares sold	—		8,156	—		—		—
Interest and dividends receivable	1,127		604	138		724		243
Receivable from manager	618		—	3,651		1,194		1,284
Prepaid expenses and other assets	10,185		33,238	3,195		2,721		1,775
Total Assets	780,092		8,578,089	583,718		1,263,812		615,249

Liabilities:
Payable for fund shares redeemed	—		357	—		—		—
Payable to manager	—		3,231	—		—		—
Administration fees payable	1,166		—	—		—		—
Custody fees payable	1,365		4,895	976		975		945
Trustee fees payable	79		549	15		1		9
Compliance officer fees payable	92		136	32		31		26
Payable for distribution (12b-1) fees	206		3,362	1		14		—
Distributions payable	—		7,938	—		—		—
Accrued expenses and other liabilities	1,697		8,160	1,191		1,124		1,213
Total Liabilities	4,605		28,628	2,215		2,145		2,193

Net Assets	$775,487		$8,549,461	$581,503		$1,261,667		$613,056

Net Assets:
Par value of shares of beneficial interest	$866		$85,660	$596		$1,275		$622
Paid in capital	796,310		8,462,987	595,119		1,274,502		634,114
Accumulated earnings (loss)	(21,689)		814	(14,212)		(14,110)		(21,680)
Net Assets	$775,487		$8,549,461	$581,503		$1,261,667		$613,056

Net Asset Value Per Share
Class I
Net Assets	$574,088		$7,656,277	$577,221		$1,231,255		$613,036
Shares of beneficial interest outstanding	64,034		7,673,363	59,130		124,380		62,167
Net asset value/offering price per share (a)	$8.97		$1.00	$9.76		$9.90		$9.86

Class A
Net Assets	$672		$299,429	$4,272		$30,402		$10
Shares of beneficial interest outstanding	76		299,400	438		3,072		1
Net asset value (a)	$8.90	(c)	$1.00	$9.76	(c)	$9.90		$9.86	(c)
Offering price per share (maximum sales charge of 5.75%)	$9.44		$1.06	$10.36		$10.50		$10.46

Class C
Net Assets	$200,727		$593,755	$10		$10		$10
Shares of beneficial interest outstanding	22,452		593,234	1		1		1
Net asset value/offering price per share (b)	$8.94		$1.00	$9.76	(c)	$9.90	(c)	$9.86	(c)

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(c)	Does not recalculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	Moderately		Moderately			James Alpha	James Alpha
	Aggressive Balanced		Conservative		James Alpha	Global Real Estate	Multi Strategy
	Allocation		Balanced Allocation		Macro	Investments	Alternative Income
	Portfolio		Portfolio		Portfolio	Portfolio	Portfolio
					(Consolidated)
Assets:
Investments in Affiliates, at cost	$148,971		$309,668		$—	$—	$1,100,978
Investments in Unaffilated securities, at cost	200,232		444,632		9,975,048	902,954,643	14,505,507
Total Investments, at cost	$349,203		$754,300		$9,975,048	$902,954,643	$15,606,485

Investments Affiliates, at value	$133,704		$277,510		$—	$—	$1,107,467
Investments in Unaffiated securities, at value	195,100		437,292		9,760,679	794,440,386	15,076,033
Total Investments, at value	$328,804		$714,802		$9,760,679	$794,440,386	$16,183,500
Cash	—		—		386,371	253,975	15,544
Foreign Cash (Cost $0, $0, $0, $2,865, $91)	—		—		2,872	53,113	95
Deposit at Broker	—		—		1,159,500	—	468,085
Receivable for securities sold	—		—		—	5,347,056	434,304
Receivable for fund shares sold	—		—		15,834	833,265	8
Interest and dividends receivable	101		265		16,247	1,970,867	54,624
Receivable from manager	1,526		1,473		—	—	—
Prepaid expenses and other assets	868		3,065		36,237	377,165	31,830
Total Assets	331,299		719,605		11,377,740	803,275,827	17,187,990

Liabilities:
Options written (premiums received $0, $0, $0, $552)	—		—		—	—	36
Securities sold short (Cost $0, $0, $0, $0, $2,303,357)	—		—		—	—	2,712,869
Payable for securities purchased	—		—		—	34,301,803	359,456
Payable for fund shares redeemed	—		—		9,465	446,473	5
Payable to manager	—		—		970	634,267	8,793
Unrealized depreciation on forward currency exchange contracts	—		—		2,102	39,038	129
Unrealized depreciation on swaps	—		—		190,140	—	—
Supervisory fee payable	—		—		2,329	43,481	1,354
Administration fees payable	—		—		216	57,420	—
Custody fees payable	1,224		1,157		6,689	—	—
Trustee fees payable	16		7		846	27,632	1,149
Compliance officer fees payable	31		13		65	2,539	288
Payable for distribution (12b-1) fees	—		—		810	103,216	190
Dividend Payable	—		—		—	—	2,760
Interest Payable	—		—		—	—	2,408
Accrued expenses and other liabilities	1,209		1,110		5,804	119,460	10,938
Total Liabilities	2,480		2,287		219,436	35,775,329	3,100,375

Net Assets	$328,819		$717,318		$11,158,304	$767,500,498	$14,087,615

Net Assets:
Par value of shares of beneficial interest	$340		$746		$12,479	$419,896	$15,445
Paid in capital	348,353		739,756		13,881,008	855,348,818	14,402,274
Accumulated loss	(19,874)		(23,184)		(2,735,183)	(88,268,216)	(330,104)
Net Assets	$328,819		$717,318		$11,158,304	$767,500,498	$14,087,615

Net Asset Value Per Share
Class I
Net Assets	$328,799		$717,298		$6,617,069	$572,903,040	$11,618,102
Shares of beneficial interest outstanding	34,030		74,583		738,328	31,138,819	1,274,649
Net asset value/offering price per share (a)	$9.66		$9.62		$8.96	$18.40	$9.11

Class A
Net Assets	$10		$10		$206,054	$101,176,832	$75,577
Shares of beneficial interest outstanding	1		1		23,078	5,674,865	8,316
Net asset value (a)	$9.66	(c)	$9.62	(c)	$8.93	$17.83	$9.09
Offering price per share (maximum sales charge of 5.75%)	$10.25		$10.21		$9.47	$18.92	$9.64

Class C
Net Assets	$10		$10		$602,444	$78,485,175	$224,036
Shares of beneficial interest outstanding	1		1		70,982	4,368,400	25,123
Net asset value/offering price per share (b)	$9.66	(c)	$9.62	(c)	$8.49	$17.97	$8.92

Class S
Net Assets	N/A		N/A		$3,732,737	$14,935,451	$2,169,900
Shares of beneficial interest outstanding	N/A		N/A		415,503	807,509	236,420
Net asset value/offering price per share (a)	N/A		N/A		$8.98	$18.50	$9.18

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(c)	May not calculate due to rounding.

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	James Alpha	James Alpha	James Alpha
	Managed Risk	Managed Risk	Hedged
	Domestic Equity	Emerging Markets	High Income	James Alpha
	Portfolio	Equity Portfolio	Portfolio	Momentum Portolio
Assets:
Investments in Affiliates, at cost	$—	$—	$7,418,752	$—
Investments in Unaffilated securities, at cost	21,381,048	5,770,125	53,827,271	57,509,934
Total Investments, at cost	$21,381,048	$5,770,125	$61,246,023	$57,509,934
Investments Affiliates, at value	$—	$—	$7,547,618	$—
Investments in Unaffiated securities, at value	21,106,372	5,702,118	51,516,903	57,539,403
Total Investments, at value	21,106,372	5,702,118	59,064,521	57,539,403
Cash	—	138	—	—
Deposit at Broker	623,608	919,037	2,020,792	—
Variation margin receivable	—	—	4,748	—
Receivable for securities sold	2,594	22,598	1,172,553	—
Receivable on open swap contracts	246,114	—	—	—
Receivable for fund shares sold	34,700	2,415	44,713	50,000
Interest and dividends receivable	1,746	3,150	570,935	14,283
Prepaid expenses and other assets	39,024	35,662	97,320	12,603
Total Assets	22,054,158	6,685,118	62,975,582	57,616,289

Liabilities:
Options written (premiums received (Cost $353,216, $169,170, $0, $0)	270,262	133,472	—	—
Due to Custodian	—	—	1,345	—
Securities sold short (Cost $0, $0, $1,344,420, $0)	—	—	1,385,220	—
Payable for securities purchased	17,679	33,333	1,043,816	—
Payable for fund shares redeemed	11,105	256	111,410	104,146
Payable to manager	8,564	2,753	45,284	40,866
Foreign exchange contracts	—	—	9,508	—
Payable on open swap contracts	—	49,239	500	—
Premium received on open swap contract	—	—	241,275	—
Unrealized depreciation on swaps	—	—	20,409	—
Supervisory fee payable	1,008	1,012	2,683	3,706
Administration fees payable	—	—	412	2,182
Custody fees payable	128	2,092	—	979
Trustee fees payable	511	797	2,221	1,560
Compliance officer fees payable	—	49	—	963
Payable for distribution (12b-1) fees	326	108	3,782	7
Interest Payable	—	—	17,637	—
Accrued expenses and other liabilities	6,674	5,244	1,407	20,496
Total Liabilities	316,257	228,355	2,886,909	174,905

Net Assets	$21,737,901	$6,456,763	$60,088,673	$57,441,384

Net Assets:
Par value of shares of beneficial interest	$21,407	$7,540	$65,741	$61,457
Paid in capital	21,980,802	7,169,396	64,167,713	61,291,195
Accumulated loss	(264,308)	(720,173)	(4,144,781)	(3,911,268)
Net Assets	$21,737,901	$6,456,763	$60,088,673	$57,441,384

Net Asset Value Per Share
Class I
Net Assets	$4,215,890	$3,826,622	$24,530,571	$57,295,482
Shares of beneficial interest outstanding	417,935	447,350	2,696,549	6,130,092
Net asset value/offering price per share (a)	$10.09	$8.55	$9.10	$9.35

Class A
Net Assets	$203,587	$108,747	$4,029,955	$145,882
Shares of beneficial interest outstanding	20,337	12,803	444,503	15,607
Net asset value (a)	$10.01	$8.49	$9.07	$9.35
Offering price per share (maximum sales charge of 5.75%)	$10.62	$9.01	$9.62	$9.92

Class C
Net Assets	$329,138	$96,843	$1,144,238	$10
Shares of beneficial interest outstanding	33,221	11,621	126,052	1
Net asset value/offering price per share (b)	$9.91	$8.33	$9.08	$9.36	(c)

Class S
Net Assets	$16,989,286	$2,424,551	$30,383,909	$10
Shares of beneficial interest outstanding	1,669,249	282,194	3,307,042	1
Net asset value/offering price per share (a)	$10.18	$8.59	$9.19	$9.36	(c)

(a)	Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(c)	May not calculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2019 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$79,538	$211,730	$106,523	$42,119	$93,815
Interest income	3,932	3,969	2,095	1,678	2,143
Interest income from Affiliates	983	1,395	572	750	256
Securities lending income - net	1,904	1,191	689	787	718
Less: Foreign withholding taxes	(425)	—	(123)	—	(7,978)
Total Investment Income	85,932	218,285	109,756	45,334	88,954

Operating Expenses:
Management fees	46,191	120,815	42,058	20,085	38,525
Distribution (12b-1) fees
Class A Shares	727	3,204	3,630	79	653
Class C Shares	2,762	43,112	2,705	925	466
Administration fees	11,423	28,555	9,986	6,010	12,849
Registration fees	7,365	9,469	7,154	6,162	6,749
Professional fees	3,846	10,281	3,108	1,726	2,994
Custodian fees	5,392	9,589	12,575	11,399	8,927
Trustees’ fees	970	2,565	792	458	1,261
Compliance officer fees	1,074	2,888	834	570	879
Printing and postage expense	4,013	5,516	3,532	3,254	4,403
Insurance expense	242	417	133	77	110
Shareholder servicing fees	466	5,094	2,151	653	1,397
Miscellaneous expenses	699	699	699	699	759
Total Operating Expenses	85,170	242,204	89,357	52,097	79,972
Less: Expenses waived and/or reimbursed	—	—	—	—	(14,722)
Net Operating Expenses	85,170	242,204	89,357	52,097	65,250

Net Investment Income (Loss)	762	(23,919)	20,399	(6,763)	23,704

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	(351,696)	2,523,406	160,025	(137,165)	(1,493,778)
Net realized gain	(351,696)	2,523,406	160,025	(137,165)	(1,493,778)

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency translations	(522,871)	(5,411,213)	(1,264,347)	(874,791)	344,041
Net Realized and Unrealized Gain on investments	(874,567)	(2,887,807)	(1,104,322)	(1,011,956)	(1,149,737)

Net Decrease in Net Assets Resulting From Operations	$(873,805)	$(2,911,726)	$(1,083,923)	$(1,018,719)	$(1,126,033)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2019 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$119,410	$691,525	$28,503	$17,022	$58,908
Interest income	2,931	10,823	269	170	4,594
Interest income from Affiliates	1,308	—	98	118	597
Securities lending income - net	706	510	—	—	—
Less: Foreign withholding taxes	—	—	(2,145)	—	—
Total Investment Income	124,355	702,858	26,725	17,310	64,099

Operating Expenses:
Management fees	102,085	325,650	11,510	8,836	14,106
Distribution (12b-1) fees
Class A Shares	10,829	31,105	799	198	140
Class C Shares	10,104	47,983	222	268	1,674
Administration fees	12,940	40,213	2,301	1,871	6,498
Registration fees	9,228	9,843	6,628	6,598	6,613
Professional fees	4,149	13,875	519	385	1,228
Custodian fees	5,284	7,887	6,489	4,482	3,151
Trustees’ fees	1,057	3,577	137	98	328
Compliance officer fees	1,075	4,250	161	125	443
Printing and postage expense	5,283	10,999	2,247	1,999	6,122
Insurance expense	178	586	22	17	55
Shareholder servicing fees	6,267	17,958	810	412	653
Miscellaneous expenses	699	759	759	759	699
Total Operating Expenses	169,178	514,685	32,604	26,048	41,710
Less: Expenses waived	—	—	(4,009)	(4,393)	—
Net Operating Expenses	169,178	514,685	28,595	21,655	41,710

Net Investment Income (Loss)	(44,823)	188,173	(1,870)	(4,345)	22,389

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	798,832	1,512,904	(16,098)	57,048	(25,531)
Net realized gain (loss)	798,832	1,512,904	(16,098)	57,048	(25,531)

Net change in unrealized appreciation (depreciation) on Investments and Foreign currency transactions	(1,664,970)	(3,625,386)	(228,151)	(192,606)	44,533
Net Realized and Unrealized Gain (Loss) on Investments	(866,138)	(2,112,482)	(244,249)	(135,558)	19,002

Net Increase (Decrease) in Net Assets Resulting From Operations	$(910,961)	$(1,924,309)	$(246,119)	$(139,903)	$41,391

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2019 (Unaudited)

			Aggressive	Conservative	Moderate
	Municipal	U.S. Government	Balanced	Balanced	Balanced
	Bond	Money Market	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$6,792	$—	$4,656	$5,162	$3,440
Interest income	361	95,484	824	4,205	1,767
Dividend income from Affiliates	—	—	25,518	41,620	30,904
Total Investment Income	7,153	95,484	30,998	50,987	36,111

Operating Expenses:
Management fees	2,136	19,928	2,550	4,741	2,760
Distribution (12b-1) fees
Class A Shares	2	742	1	21	—
Class C Shares	1,006	2,647	—	—	—
Registration fees	4,644	6,809	3,605	1,555	578
Administration fees	2,135	6,613	1,075	1,419	928
Custodian fees	858	5,449	488	488	488
Printing and postage expense	747	4,494	744	744	744
Professional fees	180	2,320	140	209	134
Shareholder servicing fees	93	233	12	12	12
Compliance officer fees	64	572	48	71	46
Trustees’ fees	48	528	37	53	34
Insurance expense	8	90	5	9	5
Miscellaneous expenses	699	759	759	759	759
Total Operating Expenses	12,620	51,184	9,464	10,081	6,488
Less: Expenses waived and/or reimbursed	(5,291)	(268)	(8,310)	(7,035)	(5,082)
Net Operating Expenses	7,329	50,916	1,154	3,046	1,406

Net Investment Income (Loss)	(176)	44,568	29,844	47,941	34,705

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(1,773)	—	(4,290)	(1,381)	(4,845)
Affiliated Investments	—	—	—	—	(457)
Net realized gain (loss)	(1,773)	—	(4,290)	(1,381)	(5,302)

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	—	—	(39,563)	(57,031)	(47,864)
Investments	2,705	—	(7,505)	(2,837)	(2,984)
Net change in unrealized appreciation (depreciation)	2,705	—	(47,068)	(59,868)	(50,848)
Net Realized and Unrealized Gain (Loss) on Investments	932	—	(51,358)	(61,249)	(56,150)

Net Increase (Decrease) in Net Assets Resulting From Operations	$756	$44,568	$(21,514)	$(13,308)	$(21,445)

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2019 (Unaudited)

	Moderately	Moderately		James Alpha	James Alpha
	Aggressive Balanced	Conservative	James Alpha	Global Real Estate	Multi Strategy
	Allocation	Balanced Allocation	Macro	Investments	Alternative Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
			(Consolidated)
Investment Income:
Dividend income	$2,455	$4,309	$119,335	$10,660,949	$182,450
Interest income	578	1,560	39,478	222,354	72,582
Dividend income from Affiliates	18,686	33,643	—	—	12,349
Less: Foreign withholding taxes	—	—	(491)	(144,150)	(1,426)
Total Investment Income	21,719	39,512	158,322	10,739,153	265,955

Operating Expenses:
Management fees	1,576	3,155	64,332	3,358,206	142,566
Supervisory fees	—	—	7,439	252,153	7,439
Distribution (12b-1) fees
Class A Shares	—	—	312	127,832	87
Class C Shares	—	—	3,125	382,969	1,211
Administration fees	921	991	10,490	559,313	15,350
Printing and postage expense	744	743	6,011	64,676	7,859
Custodian fees	488	488	15,537	123,967	32,701
Registration fees	227	1,089	12,849	25,428	11,420
Professional fees	92	170	3,216	221,582	3,671
Compliance officer fees	32	58	1,003	63,166	1,263
Trustees’ fees	24	43	746	47,046	938
Shareholder servicing fees	12	12	2,843	165,521	1,704
Insurance expense	4	7	126	7,845	157
Dividend Expense	—	—	—	—	20,164
Interest Expense	—	—	3,500	—	56,880
Miscellaneous expenses	759	759	789	10,712	1,488
Total Operating Expenses	4,879	7,515	132,318	5,410,416	304,898
Less: Expenses waived and/or reimbursed	(3,985)	(5,577)	(56,534)	(373,180)	(64,879)
Net Operating Expenses	894	1,938	75,784	5,037,236	240,019

Net Investment Income	20,825	37,574	82,538	5,701,917	25,936

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	(5,793)	(4,269)	(196,334)	15,875,363	(165,566)
Affiliated Investments	(5,331)	—	—	—	—
Securities sold short	—	—	—	—	(75,025)
Options purchased	—	—	—	—	(7,172)
Options written	—	—	—	—	3,093
Swaps	—	—	(19,993)	—	—
Net realized gain (loss)	(11,124)	(4,269)	(216,327)	15,875,363	(244,670)

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign Currency Transactions	(3,484)	(7,541)	(40,945)	(26,062,240)	(558,281)
Affiliated Investments	(25,541)	(51,081)			6,489
Options purchased	—	—	—	—	603
Options written	—	—	—	—	110
Securities sold short	—	—	—	—	229,432
Swaps	—	—	(85,857)	—	—
Net change in unrealized depreciation	(29,025)	(58,622)	(126,802)	(26,062,240)	(321,647)
Net Realized and Unrealized Loss on investments	(40,149)	(62,891)	(343,129)	(10,186,877)	(566,317)

Net Decrease in Net Assets Resulting From Operations	$(19,324)	$(25,317)	$(260,591)	$(4,484,960)	$(540,381)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2019 (Unaudited)

	James Alpha	James Alpha	James Alpha	James
	Managed Risk	Managed Risk	Hedged	Alpha
	Domestic Equity	Emerging Markets	High Income	Momentum
	Portfolio	Equity Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$173,185	$102,747	$459,567	$598,824
Interest income	16,244	15,489	1,549,708	40,441
Interest income from Affiliates	—	—		—
Securities lending income	—	—	—	—
Less: Foreign withholding taxes	—	—	—	—
Total Investment Income	189,429	118,236	2,009,275	639,265

Operating Expenses:
Management fees	135,468	46,395	545,743	309,950
Supervisory fees	7,439	7,439	21,693	21,228
Distribution (12b-1) fees
Class A Shares	255	138	4,301	76
Class C Shares	1,614	518	4,454	—
Administration fees	16,795	6,050	69,136	45,427
Registration fees	13,164	15,087	15,613	5,249
Professional fees	5,773	1,956	15,886	17,870
Custodian fees	3,260	2,205	8,513	7,138
Trustees’ fees	1,500	489	4,157	4,466
Compliance officer fees	1,965	541	5,291	6,008
Printing and postage expense	5,831	4,070	12,413	10,893
Insurance expense	241	83	645	—
Shareholder servicing fees	13,190	2,222	25,921	1,488
Dividend Expense	—	—	2,335	—
Interest Expense	5,813	3,879	93,763	—
Miscellaneous expenses	1,488	1,488	1,488	1,488
Total Operating Expenses	213,796	92,560	831,352	431,281
Less: Expenses waived	(55,837)	(15,797)	(232,513)	—
Plus:Recapture	—	—	—	—
Net Operating Expenses	157,959	76,763	598,839	431,281

Net Investment Income	31,470	41,473	1,410,436	207,984

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	1,049,216	313,352	(174,148)	(1,872,181)
Options purchased	1,123,262	(900,690)	—	—
Options written	141,778	741,538	—	—
Swaps	(379,219)	(172,916)	(155,440)	—
Securities sold short	—	—	—	—
Futures	—	—	(28,503)	—
Net realized gain (loss)	1,935,037	(18,716)	(358,091)	(1,872,181)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,437,348)	25,088	(728,040)	(3,395,861)
Options purchased	(135,090)	(14,350)	—	—
Options written	94,577	44,496	—	—
Swaps	—	—	35,457	—
Securities sold short	—	—	(25,423)	—
Futures contracts	—	—	(62,472)	—
Net change in unrealized appreciation (depreciation)	(1,477,861)	55,234	(780,478)	(3,395,861)
Net Realized and Unrealized Gain (Loss) on investments	457,176	36,518	(1,138,569)	(5,268,042)

Net Increase (Decrease) in Net Assets Resulting From Operations	$488,646	$77,991	$271,867	$(5,060,058)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$762	$66,183	$(23,919)	$(101,895)	$20,399	$34,454
Net realized gain (loss) on investments	(351,696)	979,118	2,523,406	6,637,789	160,025	1,025,116
Net change in unrealized appreciation (depreciation) on investments	(522,871)	(472,612)	(5,411,213)	4,024,032	(1,264,347)	575,715
Net increase (decrease) in net assets resulting from operations	(873,805)	572,689	(2,911,726)	10,559,926	(1,083,923)	1,635,285

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(900,191)		(5,157,667)		(896,643)
Class A	(29,759)		(337,431)		(199,494)
Class C	(42,502)		(2,202,129)		(64,901)
Net Realized Gains:
Class I	—	(531,917)	—	(1,568,793)	—	(725,043)
Class A	—	(15,297)	—	(90,938)	—	(171,151)
Class C	—	(26,716)	—	(690,528)	—	(88,168)
Net Investment Income:
Class I	—	(1,090)	—	—	—	(47,488)
Class A	—	—	—	—	—	(1,979)
Class C	—	—	—	—	—	—
Return of Capital
Class I	—	(692,475)	—	—	—	—
Class A	—	(19,914)	—	—	—	—
Class C	—	(34,781)	—	—	—	—
Total Dividends and Distributions to Shareholders	(972,452)	(1,322,190)	(7,697,227)	(2,350,259)	(1,161,038)	(1,033,829)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	226,498	657,673	2,465,559	2,081,183	189,169	793,431
Class A	408	78,016	124,992	408,544	2,480	99,845
Class C	50,181	127,201	427,655	347,918	10,702	31,365
Reinvestment of dividends and distributions
Class I	827,955	1,163,147	4,651,659	1,445,933	827,035	742,521
Class A	11,940	11,082	324,463	87,187	192,566	164,550
Class C	42,356	61,497	2,190,675	676,227	54,412	80,742
Redemption fee proceeds
Class I	—	—	—	—	—	6
Class A	—	—	—	—	—	1
Class C	—	—	—	—	—	—
Cost of shares redeemed
Class I	(862,349)	(3,453,022)	(3,154,794)	(6,564,557)	(691,274)	(2,106,317)
Class A	(210,928)	(107,333)	(242,492)	(773,104)	(490,029)	(398,452)
Class C	(115,256)	(220,799)	(1,090,748)	(1,705,767)	(138,837)	(446,059)
Net increase (decrease) in net assets from share transactions of beneficial interest	(29,195)	(1,682,538)	5,696,969	(3,996,436)	(43,776)	(1,038,367)

Total Increase (Decrease) in Net Assets	(1,875,452)	(2,432,039)	(4,911,984)	4,213,231	(2,288,737)	(436,911)

Net Assets:
Beginning of period	16,077,291	18,509,330	41,679,479	37,466,248	13,145,745	13,582,656
End of period**	$14,201,839	$16,077,291	$36,767,495	$41,679,479	$10,857,008	$13,145,745

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes undistributed net investment income of $36,186 for Large Capitalization Value, $0 for Large Capitalization Growth and $18,585 for Mid Capitalization Portfolios as of August 31, 2018.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(6,763)	$(17,454)	$23,704	$66,123	$(44,823)	$(85,014)
Net realized gain (loss) on investments and foreign currency transactions	(137,165)	1,008,874	(1,493,778)	319,531	798,832	2,806,972
Net change in unrealized appreciation (depreciation) on investments foreign currency transactions	(874,791)	473,582	344,041	(746,362)	(1,664,970)	(1,337,394)
Net increase (decrease) in net assets resulting from operations	(1,018,719)	1,465,002	(1,126,033)	(360,708)	(910,961)	1,384,564

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(777,977)	—	(60,541)	—	(1,387,583)	—
Class A	(5,555)	—	(1,371)	—	(922,061)	—
Class C	(49,216)	—	—	—	(413,521)	—
Net Realized Gains:
Class I	—	—	—	—	—	(1,398,214)
Class A	—	—	—	—	—	(967,665)
Class C	—	—	—	—	—	(461,948)
Net Investment Income:
Class I	—	—	—	(1,388)	—	—
Class A	—	—	—	—	—	—
Total Dividends and Distributions to Shareholders	(832,748)	—	(61,912)	(1,388)	(2,723,165)	(2,827,827)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	95,430	395,127	2,343,385	7,614,628	255,930	554,569
Class A	175	7,976	112,741	325,904	30,564	57,498
Class C	4,696	18,672	3,891	9,336	19,767	101,408
Reinvestment of dividends and distributions
Class I	692,711	—	58,378	1,317	1,301,843	1,315,771
Class A	5,555	—	1,371	—	865,742	900,521
Class C	49,034	—	—	—	398,026	448,355
Redemption fee proceeds
Class I	—	—	403	—	—	1
Class A	—	—	14	—	—	1
Class C	—	—	5	—	—	—
Cost of shares redeemed
Class I	(557,613)	(1,440,162)	(3,448,855)	(801,866)	(687,864)	(2,042,616)
Class A	(10,728)	(12,327)	(118,192)	(9,490)	(436,957)	(1,295,219)
Class C	(47,827)	(35,059)	(34,479)	(37,946)	(151,216)	(670,440)
Net increase (decrease) in net assets from share transactions of beneficial interest	231,433	(1,065,773)	(1,081,338)	7,101,883	1,595,835	(630,151)

Total Increase (Decrease) in Net Assets	(1,620,034)	399,229	(2,269,283)	6,739,787	(2,038,291)	(2,073,414)

Net Assets:
Beginning of period	7,622,575	7,223,346	11,492,774	4,752,987	17,487,718	19,561,132
End of period**	$6,002,541	$7,622,575	$9,223,491	$11,492,774	$15,449,427	$17,487,718

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes undistributed net investment income (loss) of $0 for Small Capitalization, $61,874 for International Equity and $(29,920) for Health & Biotechnology Portfolios as of August 31, 2018.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment loss	$188,173	$(434,555)	$(1,870)	$(13,939)	$(4,345)	$(26,762)
Net realized gain on investments and foreign currency transactions	1,512,904	2,195,013	(16,098)	225,926	57,048	303,388
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,625,386)	11,901,188	(228,151)	143,912	(192,606)	(21,278)
Net increase in net assets resulting from operations	(1,924,309)	13,661,646	(246,119)	355,899	(139,903)	255,348

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(1,055,533)	—	—	—	(194,973)	—
Class A	(669,408)	—	—	—	(16,714)	—
Class C	(507,609)	—	—	—	(10,019)	—
Net Realized Gains:
Class I	—	(1,911,195)	—	—	—	—
Class A	—	(1,244,038)	—	—	—	—
Class C	—	(839,344)	—	—	—	—
Total Dividends and Distributions to Shareholders	(2,232,550)	(3,994,577)	—	—	(221,706)	—

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,822,055	2,102,699	28,512	491,369	188,373	171,914
Class A	1,385,070	1,115,200	32	3,375	992	1,071
Class C	278,786	1,342,790	252	2,741	338	3,018
Reinvestment of dividends and distributions
Class I	988,234	1,795,688	—	—	185,216	—
Class A	624,254	1,168,032	—	—	13,263	—
Class C	501,622	830,612	—	—	9,918	—
Redemption fee proceeds
Class I	335	535	—	—	—	—
Class A	193	317	—	—	—	—
Class C	114	195	—	—	—	—
Cost of shares redeemed
Class I	(2,495,501)	(4,775,684)	(379,352)	(426,467)	(231,374)	(728,900)
Class A	(2,108,110)	(3,400,662)	(20,737)	(100,351)	(2,646)	(29,786)
Class C	(1,265,206)	(1,119,746)	(13,649)	(24,321)	(14,906)	(7,300)
Net increase (decrease) in net assets from share transactions of beneficial interest	(268,154)	(940,024)	(384,942)	(53,654)	149,174	(589,983)

Total Increase (Decrease) in Net Assets	(4,425,013)	8,727,045	(631,061)	302,245	(212,435)	(334,635)

Net Assets:
Beginning of period	58,562,009	49,834,964	2,299,118	1,996,873	1,591,897	1,926,532
End of period**	$54,136,996	$58,562,009	$1,668,057	$2,299,118	$1,379,462	$1,591,897

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $(274,784) for Technology & Communications, $(10,373) for Energy & Basic Materials and $0 for Financial Services Portfolios as of August 31, 2018.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond		Municipal Bond				U.S. Government Money Market
	Portfolio		Portfolio				Portfolio

	Six Months Ended	Year Ended	Six Months Ended		Year Ended		Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019		August 31, 2018		February 28, 2019	August 31, 2018
	(Unaudited)		(Unaudited)				(Unaudited)
Operations:
Net investment income (loss)	$22,389	$52,571	$(176)		$3,364		$44,568	$28,152
Net realized loss on investments	(25,531)	(31,995)	(1,773)		(14,217)		—	—
Net change in unrealized appreciation (depreciation) on investments	44,533	(108,403)	2,705		(12,131)		—	—
Net increase (decrease) in net assets resulting from operations	41,391	(87,827)	756		(22,984)		44,568	28,152

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(40,581)	—	(299)		—		(42,553)	—
Class A	(501)	—	(0	) ^	—		(1,415)	—
Class C	(1,532)	—	(105)		—		(582)	—
Net Realized Gains:
Class I	—	(44,043)	—		—		—	—
Class A	—	(697)	—		—		—	—
Class C	—	(2,682)	—		—		—	—
Net Investment Income:
Class I	—	(39,292)	—		(2,991)		—	(25,185)
Class A	—	(677)	—		(4)		—	(1,322)
Class C	—	(1,682)	—		(398)		—	(1,636)
Total Dividends and Distributions to Shareholders	(42,614)	(89,073)	(404)		(3,393)		(44,550)	(28,143)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	63,849	341,959	213		40,110		1,388,372	2,885,859
Class A	68	6,865	—		—		302,354	1,114,277
Class C	13,799	38,266	6,741		22,162		218,485	431,922
Reinvestment of dividends and distributions
Class I	37,059	77,616	294		2,905		41,144	24,910
Class A	419	1,175	(0	) ^	(0	) ^	1,238	1,210
Class C	1,484	4,251	105		398		478	1,569
Cost of shares redeemed
Class I	(527,956)	(1,740,813)	(16,149)		(94,991)		(1,429,193)	(4,899,863)
Class A	(32,153)	(27,415)	—		—		(463,730)	(930,827)
Class C	(54,293)	(43,349)	(11,905)		(37,944)		(132,753)	(449,748)
Net decrease in net assets from share transactions of beneficial interest	(497,724)	(1,341,445)	(20,701)		(67,360)		(73,605)	(1,820,691)

Total Decrease in Net Assets	(498,947)	(1,518,345)	(20,349)		(93,737)		(73,587)	(1,820,682)

Net Assets:
Beginning of period	5,380,835	6,899,180	795,836		889,573		8,623,048	10,443,730
End of period**	$4,881,888	$5,380,835	$775,487		$795,836		$8,549,461	$8,623,048

^	Less than $0.50

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes undistributed net investment income of $25,822 for Investment Quality Bond, $0 for Municipal Bond and $796 for U.S. Government Money Market Portfolios as of August 31, 2018.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced			Conservative Balanced			Moderate Balanced
	Allocation Portfolio			Allocation Portfolio			Allocation Portfolio

	Six Months Ended		Period Ended	Six Months Ended		Period Ended	Six Months Ended		Period Ended
	February 28, 2019		August 31, 2018 (a)	February 28, 2019		August 31, 2018 (a)	February 28, 2019		August 31, 2018 (a)
	(Unaudited)			(Unaudited)			(Unaudited)
Operations:
Net investment income	$29,844		$2,193	$47,941		$2,747	$34,705		$2,017
Net realized gain (loss) on investments	(4,290)		333	(1,381)		157	(5,302)		256
Net change in unrealized appreciation (depreciation) on investments	(47,068)		20,565	(59,868)		20,669	(50,848)		14,583
Net increase (decrease) in net assets resulting from operations	(21,514)		23,091	(13,308)		23,573	(21,445)		16,856

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(15,789)		—	(24,014)		—	(17,091)		—
Class A	(0	) ^	—	(361)		—	(0	) ^	—
Class C	(0	) ^	—	(0	) ^	—	(0	) ^	—
Total Dividends and Distributions to Shareholders	(15,789)		—	(24,375)		—	(17,091)		—

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	11,882		608,881	321,800		925,329	146,280		571,345
Class A	4,177		10	30,026		10	—		10
Class C	—		10	—		10	—		10
Reinvestment of dividends and distributions
Class I	15,789		—	20,423		—	17,091		—
Class A	0	^	—	361		—	0	^	—
Class C	0	^	—	0	^	—	0	^	—
Redemption fee proceeds
Class I	6		309	—		18	—		—
Cost of shares redeemed
Class I	(20,489)		(24,860)	(10,400)		(11,800)	(100,000)		—
Net increase in net assets from share transactions of beneficial interest	11,365		584,350	362,210		913,567	63,371		571,365

Total Increase (Decrease) in Net Assets	(25,938)		607,441	324,527		937,140	24,835		588,221

Net Assets:
Beginning of period	607,441		—	937,140		—	588,221		—
End of period**	$581,503		$607,441	$1,261,667		$937,140	$613,056		$588,221

(a)	For the period from December 29, 2017 through August 31, 2018.

^	Less than $0.50

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $2,193 for Aggressive Balanced Allocation, $2,747 for Conservative Balanced Allocation and $2,017 for Moderate Balanced Allocation Portfolios as of August 31, 2018.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced			Maderately Conservative Balanced			James Alpha Macro
	Allocation Portfolio			Allocation Portfolio			Portfolio
							(Consolidated)

	Six Months Ended		Year Ended	Six Months Ended		Year Ended	Six Months Ended	Year Ended
	February 28, 2019		August 31, 2018 (a)	February 28, 2019		August 31, 2018 (a)	February 28, 2019	August 31, 2018
	(Unaudited)			(Unaudited)			(Unaudited)
Operations:
Net investment income	$20,825		$1,229	$37,574		$2,205	$82,538	$86,496
Net realized loss on investments, swaps and foreign currency transactions	(11,124)		—	(4,269)		—	(216,327)	(15,085)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency transactions	(29,025)		8,626	(58,622)		19,124	(126,802)	(105,495)
Net increase (decrease) in net assets resulting from operations	(19,324)		9,855	(25,317)		21,329	(260,591)	(34,084)

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(10,405)		—	(19,196)		—	—	—
Class A	(0	) ^	—	(0	) ^	—	—	—
Class C	(0	) ^	—	(0	) ^	—	—	—
Total Dividends and Distributions to Shareholders	(10,405)		—	(19,196)		—	—	—

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	—		389,465	—		721,286	375,980	641,035
Class A	—		10	—		10	228	37,058
Class C	—		10	—		10	38,740	38,103
Class S	—		—	—		—	1,324,964	5,595,043
Reinvestment of dividends and distributions
Class I	10,405		—	19,196		—	—	—
Class A	(0	) ^	—	(0	) ^	—	—	—
Class C	(0	) ^	—	(0	) ^	—	—	—
Cost of shares redeemed
Class I	(48,478)		(2,719)	—		—	(467,640)	(2,245,755)
Class A	—		—	—		—	(113,537)	(280,087)
Class C	—		—	—		—	(159,733)	(151,366)
Class S	—		—	—		—	(2,131,685)	(1,036,426)

Net increase (decrease) in net assets from share transactions of beneficial interest	(38,073)		386,766	19,196		721,306	(1,132,683)	2,597,605

Total Increase (Decrease) in Net Assets	(67,802)		396,621	(25,317)		742,635	(1,393,274)	2,563,521

Net Assets:
Beginning of year/period	396,621		—	742,635		—	12,551,578	9,988,057
End of year/period**	$328,819		$396,621	$717,318		$742,635	$11,158,304	$12,551,578

(a)	For the period from December 29, 2017 through August 31, 2018.

^	Less than $0.50

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of year/period includes distributions in excess of net investment income of $1,229 for Moderately Aggressive Balanced Allocation, $2,205 for Moderately Conservative Balanced Allocation and $89,733 for James Alpha Macro Portfolios as of August 31, 2018.

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

					James Alpha Managed
	James Alpha Global		James Alpha Multi Strategy		Risk Domestic
	Real Estate Investments Portfolio		Alternative Income Portfolio		Equity Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$5,701,917	$11,677,603	$25,936	$29,113	$31,470	$(47,960)
Net realized gain (loss) on investments, swaps and foreign currency transactions	15,875,363	62,725,959	(244,670)	(94,733)	1,935,037	434,576
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency transactions	(26,062,240)	(19,963,912)	(321,647)	1,856,495	(1,477,861)	860,687
Net increase (decrease) in net assets resulting from operations	(4,484,960)	54,439,650	(540,381)	1,790,875	488,646	1,247,303

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(26,485,489)	—	(238,673)	—	(346,245)	—
Class A	(5,059,414)	—	(1,404)	—	(17,384)	—
Class C	(3,559,258)	—	(4,027)	—	(26,010)	—
Class S	(793,414)	—	(58,372)	—	(1,690,632)	—
Net Realized Gains:
Class I	—	(21,948,996)	—	—	—	—
Class A	—	(5,727,961)	—	—	—	—
Class C	—	(4,392,673)	—	—	—	—
Class S	—	(521,327)	—	—	—	—
Net Investment Income:
Class I	—	(15,447,156)	—	—	—	(104,099)
Class A	—	(3,615,480)	—	—	—	(6,052)
Class C	—	(2,206,561)	—	—	—	(5,632)
Class S	—	(477,450)	—	—	—	(193,195)
Return of Capital
Class I	—	—	—	(494,694)	—	—
Class A	—	—	—	(3,189)	—	—
Class C	—	—	—	(9,108)	—	—
Class S	—	—	—	(85,167)	—	—
Total Dividends and Distributions to Shareholders	(35,897,575)	(54,337,604)	(302,476)	(592,158)	(2,080,271)	(308,978)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	155,020,335	350,534,970	19,145	63,258	866,041	77,511
Class A	14,545,053	44,512,113	5,406	149	19,163	23,145
Class C	6,493,274	19,806,292	210	10,241	65,000	38,990
Class S	4,389,142	23,123,612	446,844	3,382,036	4,006,036	22,329,412
Reinvestment of dividends and distributions
Class I	13,855,243	21,901,003	238,600	494,598	129,268	74,435
Class A	3,989,244	7,583,261	1,404	3,189	17,383	6,052
Class C	2,753,351	5,197,652	4,027	8,459	26,010	5,632
Class S	671,784	872,164	48,781	73,609	1,442,927	171,819
Redemption fee proceeds
Class I	1,890	1,761	—	—	8	—
Class A	357	442	—	—	—	—
Class C	266	341	—	—	1	—
Class S	54	43	—	—	33	—
Cost of shares redeemed
Class I	(157,771,223)	(97,594,626)	(44,911)	(2,849,283)	(252,987)	(1,295,237)
Class A	(21,575,104)	(35,703,470)	(5,148)	(30,878)	(50,132)	(183,742)
Class C	(8,851,710)	(15,537,930)	(35,423)	(89,668)	(63,977)	(43,986)
Class S	(10,256,328)	(3,212,307)	(1,335,852)	(562,526)	(8,191,791)	(2,580,458)

Net increase (decrease) in net assets from share transactions of beneficial interest	3,265,628	321,485,321	(656,917)	503,184	(1,987,017)	18,623,573

Total Increase (Decrease) in Net Assets	(37,116,907)	321,587,367	(1,499,774)	1,701,901	(3,578,642)	19,561,898

Net Assets:
Beginning of period	804,617,405	483,030,038	15,587,389	13,885,488	25,316,543	5,754,645
End of period**	$767,500,498	$804,617,405	$14,087,615	$15,587,389	$21,737,901	$25,316,543

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes undistributed net investment income of $757,230 for James Alpha Global Real Estate Investments, $77,348 for James Alpha Multi Strategy Alternative Income and $690,320 for James Alpha Managed Risk Domestic Equity Portfolios as of August 31, 2018.

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Managed Risk
	Risk Emerging Markets		James Alpha Hedged
	Equity Portfolio		High Income Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
	(Unaudited)		(Unaudited)
Operations:
Net investment gain (loss)	$41,473	$(9,414)	$1,410,436	$2,073,694
Net realized gain (loss) on investments	(18,716)	1,502,011	(358,091)	(151,145)
Net change in unrealized (depreciation ) on investments	55,234	(1,396,477)	(780,478)	(1,135,630)
Net increase in net assets resulting from operations	77,991	96,120	271,867	786,919

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(880,488)	—	(567,079)	—
Class A	(9,474)	—	(77,969)	—
Class C	(12,340)	—	(16,894)	—
Class S	(265,498)	—	(784,186)	—
Net Investment Income:
Class I	—	(614,521)	—	(870,669)
Class A	—	(9,561)	—	(61,929)
Class C	—	(8,421)	—	(21,567)
Class S	—	(61,233)	—	(856,853)
Return of Capital
Class I	—	—	—	(100,368)
Class A	—	—	—	(11,117)
Class C	—	—	—	(2,629)
Class S	—	—	—	(155,929)
Total Dividends and Distributions to Shareholders	(1,167,800)	(693,736)	(1,446,128)	(2,081,061)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	2,520,524	205,766	7,553,549	16,550,790
Class A	25,266	4,943	1,490,764	2,485,163
Class C	—	3,723	379,790	304,299
Class S	836,078	2,596,956	8,227,945	43,207,810
Reinvestment of dividends and distributions
Class I	302,735	289,828	476,215	808,044
Class A	9,474	9,561	72,547	67,482
Class C	12,340	8,421	4,990	6,682
Class S	230,029	52,251	660,046	875,464
Redemption fee proceeds
Class I	321	571	392	3,166
Class A	6	11	30	—
Class C	7	10	6	1
Class S	161	82	—	53
Cost of shares redeemed
Class I	(3,592,736)	(3,266,660)	(7,657,297)	(9,013,395)
Class A	(53,096)	(52,371)	(401,396)	(880,519)
Class C	(20,406)	(19,096)	(47,774)	(187,125)
Class S	(799,280)	(216,287)	(16,914,990)	(4,981,803)
Net increase (decrease) in net assets from share transactions of beneficial interest	(528,577)	(382,291)	(6,155,183)	49,246,112

Total Increase (decrease) in Net Assets	(1,618,386)	(979,907)	(7,329,444)	47,951,970

Net Assets:
Beginning of period	8,075,149	9,055,056	67,418,117	19,466,147
End of period**	$6,456,763	$8,075,149	$60,088,673	$67,418,117

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes undistributed net investment income (loss) of $(340,941) for James Alpha Managed Risk Emerging Markets Equity Portfolio, $118,085 and for James Alpha Hedged High Income Portfolios as of August 31, 2018.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha
	Momentum Portfolio

		For the
	Six Months Ended	Period Ended	Year Ended
	February 28, 2019	August 31, 2018 (a)	March 31,2018
	(Unaudited)
Operations:
Net investment gain (loss)	$207,984	$147,384	$512,759
Net realized gain (loss) on investments	(1,872,181)	(2,077,374)	6,121,911
Net change in unrealized (depreciation) on investments	(3,395,861)	2,443,513	(6,008)
Net increase in net assets resulting from operations	(5,060,058)	513,523	6,628,662

Distributions to Shareholders:
Total Distributions Paid*:
Class I	(1,987,043)	—	—
Class A	(2,320)	—	—
Class C	—	—	—
Class S	—	—	—
Net Investment Income:
Class I	—	—	(493,444)
Net Realized Gains:
Class I	—	—	(5,075,644)
Total Dividends and Distributions to Shareholders	(1,989,363)	—	(5,569,088)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,729,168	5,165,478	37,482,551
Class A	149,251	10	—
Class C	—	10	—
Class S	—	10	—
Reinvestment of dividends and distributions
Class I	1,958,545	—	5,569,088
Class A	2,320	—	—
Redemption fee proceeds
Class I	—	1,071	26,611
Cost of shares redeemed
Class I	(14,271,773)	(12,398,189)	(22,443,794)
Net increase (decrease) in net assets from share transactions of beneficial interest	(10,432,489)	(7,231,610)	20,634,456

Total Increase (decrease) in Net Assets	(17,481,910)	(6,718,087)	21,694,030

Net Assets:
Beginning of period	74,923,294	81,641,381	59,947,351
End of period**	$57,441,384	$74,923,294	$81,641,381

(a)	For the period from prior fiscal year end April 1, 2018 through August 31, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes distributions in excess of net investment income of $164,805 for the period ended August 31, 2018 and $17,421 for the year ended March 31, 2018.

See accompanying notes to financial statements.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of thirty one series. These financial statements include the following twenty-four series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, Moderately Conservative Balanced Allocation Portfolio, the James Alpha Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, the James Alpha Hedged High Income Portfolio, and James Alpha Momentum Portfolio (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. The James Alpha Macro Portfolio, the James Alpha Global Real Estate Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, the James Alpha Hedged High Income Portfolio and the James Alpha Momentum Portfolio are all managed by James Alpha Advisors, LLC (“James Alpha Advisors”), and all seven are supervised by the Manager. With the exception of the James Alpha Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio, the James Alpha Hedged High Income Portfolio and the James Alpha Momentum Portfolio, each of the Portfolios is provided with the discretionary advisory services of an investment adviser or advisers identified, retained, supervised and compensated by the Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, Financial Services and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; CLS Investments, LLC serves as Adviser to U.S. Government Money Market; Saratoga Capital Management, LLC serves as Adviser for Investment Quality Bond, Municipal Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation; James Alpha Advisors, LLC serves as Adviser to James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, James Alpha Hedged High Income and James Alpha Momentum Fund. Ranger Global Real Estate Advisors, LLC serves as the sub-adviser to the James Alpha Global Real Estate Investments; Ranger Global Real Estate Advisors, LLC, Bullseye Asset Management LLC, Kellner Private Fund Management, LP and Coherence Capital Partners LLC serve as the sub-advisers to the James Alpha Multi Strategy Alternative Income; EAB Investment Group, LLC serves as the sub-adviser to the James Alpha Managed Risk Domestic Equity and James Alpha Managed Risk Emerging Markets Equity; Concise Capital Management, LP and Amundi Smith Breeden LLC and Coherence Capital Partners LLC serve as sub-advisers to the James Alpha Hedged High Income Portfolio; and NWM Fund Group, LLC serves as the sub-adviser to the James Alpha Momentum. Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, the James Alpha Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, and the James Alpha Hedged High Income Portfolio are diversified portfolios. The James Alpha Managed Risk Domestic Equity Portfolio, the James Alpha Managed Risk Emerging Markets Equity Portfolio and the James Alpha Momentum Portfolio are non-diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced Allocation	Total return consisting of capital appreciation and income
James Alpha Macro	Attractive long-term risk-adjusted returns relative to traditional financial market indices
James Alpha Global Real Estate	Total return consisting of current income and capital appreciation
James Alpha Multi Strategy Alternative Income	Long-term capital appreciation
James Alpha Managed Risk Domestic Equity	Capital appreciation
James Alpha Managed Risk Emerging Markets Equity	Capital appreciation
James Alpha Hedged High Income	High current income
James Alpha Momentum	Long-term capital appreciation

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

Currently, all Portfolios offer Class A, Class C and Class I shares and the James Alpha Portfolios also offer Class S shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and the Class S share’s management fee. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% redemption fee on the value of shares that are redeemed within 30 days of purchase. Such fees are paid directly to the Portfolio from which the redemption is made. Please see the Trust’s prospectuses for additional details.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a)	Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2019, for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$13,902,649	$—	$—	$13,902,649
Short-Term Investments	311,712	—	—	311,712
Total	$14,214,361	$—	$—	$14,214,361

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$36,372,820	$—	$—	$36,372,820
Short-Term Investments	422,624	—	—	422,624
Total	$36,795,444	$—	$—	$36,795,444

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$10,509,222	$—	$—	$10,509,222
Short-Term Investments	386,454	—	—	386,454
Total	$10,895,676	$—	$—	$10,895,676

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$5,829,536	$—	$—	$5,829,536
Short-Term Investments	191,948	—	—	191,948
Collateral for Securities Loaned	—	49,215	—	49,215
Total	$6,021,484	$49,215	$—	$6,070,699

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Advertising	$—	$223,162	$—	$223,162
Airlines	—	222,392	—	222,392
Apparel	—	218,466	—	218,466
Auto Manufacturers	—	221,626	—	221,626
Auto Parts & Equipment	—	240,856	—	240,856
Banks	433,720	1,098,750	—	1,532,470
Beverages	—	433,814	—	433,814
Biotechnology	—	196,327	—	196,327
Computers	—	739,873	—	739,873
Electric	—	213,093	—	213,093
Engineering & Construction	213,864	489,619	—	703,483
Gas	—	273,268	—	273,268
Home Builders	—	246,168	—	246,168
Home Furnishings	—	240,390	—	240,390
Insurance	209,481	444,543	—	654,024
Iron/Steel	—	197,421	—	197,421
Leisure Time	—	268,797	—	268,797
Machinery-Construction & Mining	—	211,252	—	211,252
Mining	—	220,753	—	220,753
Oil & Gas	—	714,965	—	714,965
Pharmaceuticals	—	721,107	—	721,107
Real Estate	—	214,845	—	214,845
Telecommunications	—	200,640	—	200,640
Short-Term Investments	92,684	—	—	92,684
Collateral for Securities Loaned	—	349,333	—	349,333
Total	$949,749	$8,601,460	$—	$9,551,209

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,397,996	$—	$—	$14,397,996
Short-Term Investments	1,040,177	—	—	1,040,177
Total	$15,438,173	$—	$—	$15,438,173

Technology & Communications

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$53,469,981	$—	$—	$53,469,981
Short-Term Investments	646,143	—	—	646,143
Total	$54,116,124	$—	$—	$54,116,124

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,639,602	$—	$—	$1,639,602
Short-Term Investments	8,260	—	—	8,260
Total	$1,647,862	$—	$—	$1,647,862

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,348,048	$—	$—	$1,348,048
Short-Term Investments	15,895	—	—	15,895
Total	$1,363,943	$—	$—	$1,363,943

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$98,818	$—	$98,818
Exchange Traded Funds	565,512	—	—	565,512
Mutual Funds	3,662,727	—	—	3,662,727
Short-Term Investments	557,702	—	—	557,702
Total	$4,785,941	$98,818	$—	$4,884,759

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,908	$—	$—	$38,908
Open End Fund	654,842	—	—	$654,842
Short-Term Investments	74,412	—	—	74,412
Total	$768,162	$—	$—	$768,162

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$8,536,000	$—	$8,536,000
Total	$—	$8,536,000	$—	$8,536,000

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$198,052	$—	$—	$198,052
Open Ended Funds	252,301	—	—	252,301
Short-Term Investments	126,381	—	—	126,381
Total	$576,734	$—	$—	$576,734

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$226,529	$—	$—	$226,529
Open Ended Funds	585,712	—	—	585,712
Short-Term Investments	446,932	—	—	446,932
Total	$1,259,173	$—	$—	$1,259,173

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$151,337	$—	$—	$151,337
Open Ended Funds	333,138	—	—	333,138
Short-Term Investments	127,472	—	—	127,472
Total	$611,947	$—	$—	$611,947

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$100,375	$—	$—	$100,375
Open Ended Funds	173,552	—	—	173,552
Short-Term Investments	54,877	—	—	54,877
Total	$328,804	$—	$—	$328,804

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$197,460	$—	$—	$197,460
Open Ended Funds	377,130	—	—	377,130
Short-Term Investments	140,212	—	—	140,212
Total	$714,802	$—	$—	$714,802

James Alpha Macro

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,293,408	$—	$—	$3,293,408
Exchange Traded Notes	38,471	—	—	38,471
Mutual Funds	1,571,460	—	—	1,571,460
Short-Term Investments	4,857,340	—	—	4,857,340
Total	$9,760,679	$—	$—	$9,760,679

Derivatives - Liabilities *
Forward Currency Contracts	$—	$(2,102)	$—	$(2,102)
Total Return Swap	—	(190,140)	—	(190,140)
Total	$—	$(192,242)	$—	$(192,242)

James Alpha Global Real Estate Investments

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$729,224,948	$—	$—	$729,224,948
Short-Term Investments	65,215,438	—	—	65,215,438
Total	$794,440,386	$—	$—	$794,440,386

James Alpha Multi Strategy Alternative Income

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,444,266	$—	$1,444,266
Common Stock	10,080,134	—	—	10,080,134
Exchange Traded Funds	285,765	—	—	285,765
Exchange Traded Note	157,080	—	—	157,080
Preferred Stock	445,040	—	—	445,040
Closed End Fund	202,940	—	—	202,940
Open End Fund	1,107,467	—	—	1,107,467
Short-Term Investments	2,459,163	—	—	2,459,163
Call Options Purchased	1,645	—	—	1,645
Total	$14,739,234	$1,444,266	$—	$16,183,500
Liabilities*
Common Stock Sold Short	$(1,872,420)	$—	$—	(1,872,420)
Exchange Traded Funds Sold Short	(840,449)	—	—	(840,449)
Derivatives* - Liabilities
Put Options Written	(36)	—	—	(36)
Forward Foreign Currency Contracts	(129)	—	—	(129)
Total	$(2,713,034)	$—	$—	$(2,713,034)

James Alpha Managed Risk Domestic Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,228,920	$—	$—	$19,228,920
Put Options Purchased	320,925	—	—	320,925
Call Options Purchased	1,680	—	—	1,680
Short-Term Investments	1,554,847	—	—	1,554,847
Total	$21,106,372	$—	$—	$21,106,372
Liabilities*
Put Options Written	$(115,025)	$—	$—	$(115,025)
Call Options Written	(155,237)	—	—	(155,237)
Total	$(270,262)	$—	$—	$(270,262)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

James Alpha Managed Risk Emerging Markets Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,286,440	$—	$—	$4,286,440
Put Options Purchased	215,200	—	—	215,200
Short-Term Investments	1,200,478	—	—	1,200,478
Total	$5,702,118	$—	$—	$5,702,118
Derivatives* - Liabilities
Put Options Written	$(61,072)	$—	$—	$(61,072)
Call Options Written	(72,400)	—	—	(72,400)
Total	$(133,472)	$—	$—	$(133,472)

James Alpha Hedged High Income

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,189,769	$—	$5,189,769
Bank Loans	—	2,312,625	—	2,312,625
Term Loans	—	—	24,216	24,216
Corporate Bonds	—	27,484,526	157,190	27,641,716
Convertible Bonds	—	1,934,521	—	1,934,521
Preferred Stock	2,271,573	—	—	2,271,573
Common Stock	892,256	—	605,911	1,498,167
Exchange Traded Funds	4,147,879	—	—	4,147,879
Mutual Fund	9,768,654	—	—	9,768,654
Closed End Fund	314,455	—	—	314,455
Short-Term Investments	3,861,168	—	—	3,861,168
U.S. Government	—	99,778	—	99,778
Total	$21,255,985	$37,021,219	$787,317	$59,064,521
Liabilities*
Corporate Bonds	$—	$1,385,220	$—	$1,385,220
Total	$—	$1,385,220	$—	$1,385,220
Derivatives* - Liabilities
Long Futures Contracts	3,719	—	—	3,719
Short Futures Contracts	86,425	—	—	86,425
Credit Default Swaps	—	20,409	—	20,409

James Alpha Momentum Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,884,558	$—	$—	$56,884,558
Short-Term Investments	654,845	—	—	654,845
Total	$57,539,403	$—	$—	$57,539,403

It is the Portfolios’ policy to recognize transfers into and out of Levels at the end of the reporting period.

There were no transfers between Level 1 and Level 2 during the current period presented.

*	Refer to the Schedules of Investments for industry or category classifications.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

The following is a reconciliation for the James Alpha Hedged High Income Portfolio for which Level 3 inputs were used in determining value:

	Beginning							Ending
	balance		Change in				Net transfers	balance
	August 31,	Total realized	unrealized		Net		in/(out) of	February 28,
	2018	gain/(loss)	appreciation	Conversion	Purchases	Net Sales	Level 3	2019
A Schulman, Inc.	$—	$—	—	$—	$—	—	$971	$971
Avaya, Inc.	—	—	—	—	—	—	—	—
Interactive/Friend Finder	157,190	—	—	—	—	—		157,190
FriendFinder Networks, Inc.	—

Nebraska Book Holdings, Inc.	214,227	—	13,796	—	—	—	—	228,023
CE STAR Holdings LLC	32,492	—	(8,276)	—	—	—	—	24,216
Constellation Enterprises LLC	—	—	—	—	—	—	—	—
CE Star	44,842	—	—	—	—	—	—	44,842
Real Alloy Parent, Inc.	332,075	—	—	—	—	—	—	332,075

Quantitative disclosures of unobservable inputs and assumptions used by James Alpha Hedged High Income are below:

Investments in Securities:
Corporate Bonds	Fair Value	Valuation Techniques	Unobservable Input
Constellation Enterprises LLC	0		Potential future cash payments
Avaya, Inc.	0		Potential future cash payments
Interactive/Friend Finder	157,190	Sell Price	Discount for lack of marketability
Term Loans
CE STAR Holdings LLC	24,216	Independent Valuation	Discount for lack of marketability
Preferred Stock
A Schulman, Inc.	971
Common Stock
CE STAR	44,842	Independent Valuation	Discount for lack of marketability
FriendFinder Networks, Inc.	0
Nebraska book Holidngs, Inc.	228,023	Independent Valuation	Adjusted by management to reflect current conditions
Real Alloy Parent, Inc.	332,075
Total Fair Value Securities	$787,317

Fair value securities as a percent of net assets at February 28, 2019, were 1.31%.

Consolidation of Subsidiary – James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the company’s law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

		SPC Net Assets at	% of Fund Net Assets at
	Inception Date of SPC	February 28, 2019	February 28, 2019
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$506,765	4.54%

(b)	Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2018 (for the tax year ended December 31, 2017 for the James Alpha Global Real Estate Investments Portfolio), available to offset future capital gains, if any, are as follows:

			Non-Expiring	Non-Expiring	CLCF
	Expiring/Expired		Short-Term	Long-Term	Total	Utilized
Large Capitalization Value	$—		$—	$—	$—	$—
Large Capitalization Growth	—		—	—	—	—
Mid Capitalization	—		—	—	—	—
Small Capitalization	—		—	—	—	119,221
International Equity	1,801,080	8/31/2018	780,504	250,301	1,030,805	200,528
Health & Biotechnology	—		—	—	—	—
Technology & Communications	—		—	—	—	—
Energy & Basic Materials	292,003	8/31/2018	767,054	—	767,054	226,909
Financial Services	281,412	8/31/2018	38,517	—	38,517	—
Investment Quality Bond	—		—	—	—	—
Municipal Bond	—		5,308	2,921	8,229	—
U.S. Government Money Market	—		—	—	—	—
Aggressive Balanced Allocation	—		—	—	—	—
Conservative Balanced Allocation	—		—	—	—	—
Moderate Balanced Allocation	—		—	—	—	—
Moderately Aggressive Balanced Allocation	—		—	—	—	—
Moderately Conservative Balanced Allocation	—		—	—	—	—
James Alpha Macro	—		494,370	801,629	1,295,999	—
James Alpha Global Real Estate Investments	—		—	—	—	—
James Alpha Multi Strategy Alternative Income	—		—	—	—	—
James Alpha Managed Risk Domestic Equity	—		84,917	—	84,917	86,892
James Alpha Managed Risk Emerging Markets Equity	—		—	—	—	85,542
James Alpha Hedged High Income	—		131,938	1,333,161	1,465,099	—
James Alpha Momentum	—		1,943,623	—	1,943,623	—

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2016-2018 returns and expected to be taken in the Portfolios’ 2019 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2019, the Portfolios did not incur any interest or penalties.

(c)	Security Transactions and Other Income

Security transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d)	Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Monthly	Annually
Municipal Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

James Alpha Macro	Annually	Annually
James Alpha Global Real Estate Investments	Quarterly	Annually
James Alpha Multi Strategy Alternative Income	Quarterly	Annually
James Alpha Managed Risk Domestic Equity	Annually	Annually
James Alpha Managed Risk Emerging Markets Equity	Annually	Annually
James Alpha Hedged High Income	Monthly	Annually
James Alpha Momentum Portfolio	Annually	Annually

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e)	Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f)	Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g)	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h)	Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. For the James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, James Alpha Hedged High Income and James Alpha Momentum management fees are payable to the Advisor monthly and are computed daily at the annual rates of 1.10%, 0.90%, 2.00%, 1.20%, 1.20%, 1.70% and 0.99% respectively, of the Portfolio’s average daily net assets. The Manager receives an annual supervision fee which is the greater of 0.10% of those Portfolios’ average daily net assets decreasing at various asset levels or a minimum of $15,000 per Portfolio annually paid out monthly.

For the six months ended February 28, 2019, the Manager waived $14,722 for International Equity, $4,009 for Energy & Basic Materials, $4,393 for Financial Services, $3,565 for Municipal Bond, $268 for U.S. Government Money Market, $8,310 for Aggressive Balanced Allocation, $7,035 for Conservative Balanced Allocation, $5,082 for Moderate Balanced Allocation, $3,985 for Moderately Aggressive Balanced Allocation, and $5,577 for Moderately Conservative Balanced Allocation; James Alpha Advisors waived $56,534, $64,879, $55,837, $15,797, $232,513 and $373,180, respectively, for James Alpha Macro, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, James Alpha Hedged High Income and James Alpha Global Real Estate Investments.

(b) Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of GFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager and James Alpha Advisors, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of James Alpha Macro, James Alpha Global Real Estate Investments, James Alpha Multi Strategy Alternative Income, James Alpha Managed Risk Domestic Equity, James Alpha Managed Risk Emerging Markets Equity, James Alpha Hedged High Income, James Alpha Momentum, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, James Alpha Advisors or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. For the six months ended February 28, 2019, the Distributor waived $1,726 in fees for the Municipal Bond Portfolio and $260 in fees for the U.S. Government Money Market Portfolio.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class S shares are offered at net asset value.

For the six months ended February 28, 2019, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

	Distributor Sales Charges	CDSC’s
Portfolio	Class A	Class C
Large Capitalization Value	$1	$43
Large Capitalization Growth	82	17
Mid Capitalization	12	11
Small Capitalization	1	7
International Equity	1	7
Health & Biotechnology	235	2
Technology & Communications	1,655	1,137
Energy & Basic Materials	—	1
Financial Services	8	4
Investment Quality Bond	1	8
Municipal Bond	2	1,006
U.S Government Money Market	—	173
Aggressive Balanced Allocation	1	—
Moderate Balanced Allocation	—	—
Conservative Balanced Allocation	21	—
Moderately Aggressive Balanced Allocation	—	—
Moderately Conservative Balanced Allocation	—	—
James Alpha Macro	312	3,125
James Alpha Global Real Estate Investments	72,486	3,705
James Alpha Multi Strategy Alternative Income	87	1,211
James Alpha Managed Risk Domestic Equity	77	—
James Alpha Managed Risk Emerging Markets Equity	—	—
James Alpha Hedged High Income	1,905	4
James Alpha Momentum	155	—

(d) The Trust and the Manager and the Trust and James Alpha Advisors on behalf of the James Alpha Macro, the James Alpha Global Real Estate, the James Alpha Multi Strategy Alternative Income, the James Alpha Managed Risk Domestic Equity, the James Alpha Managed Risk Emerging Markets Equity the James Alpha Hedged High Income and the James Alpha Momentum, have entered into Excess Expense Agreements (the “Expense Agreements”).

In connection with the Expense Agreements, the Manager is currently voluntarily waiving, and James Alpha Advisors is currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at February 28, 2019, for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 1.65%, 2.25% and 1.25% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90%, for Class A, C and I shares, respectively, of Investment Quality Bond and

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 1.50%, 2.25%, 1.25%, and 1.25% for Class A, C, I and S shares, respectively, of James Alpha Macro; 1.69%, 2.37%, 1.19% and 1.19% for Class A, C, I and S shares, respectively, of James Alpha Global Real Estate Investments; 2.24%, 2.99, 1.99% and 1.99% (2.75%, 3.50%, 2.50% and 2.50% prior to January 1, 2019) for Class A, C, I and S shares, respectively, of James Alpha Multi Strategy Alternative Income; 2.25%, 3.00%, 1.79% and 1.79% (2.45%, 3.20%, 1.99% and 1.99% prior to January 1, 2019) for Class A, C, I and S shares, respectively, of James Alpha Managed Risk Domestic Equity and James Alpha Managed Risk Emerging Markets Equity; 2.39%, 2.99%, 1.85% and 1.85% for Class A, C, I and S shares, respectively, of James Alpha Hedged High Income: 1.64%, 2.49%, 1.39%, 1.39% for Class A,C,I and S shares, respectively for James Alpha Momentum. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation and extraordinary or non-routine expenses) the expense caps are 1.04%, 0.79% and 1.79% for Classes A, I and C shares respectively. Pursuant to a fee waiver and operating expense limitation agreement between James Alpha Advisors and the James Alpha Portfolios, James Alpha Advisors has contractually agreed to waive all of the James Alpha Portfolios’ management fees payable to James Alpha Advisors by the James Alpha Portfolios on Class S assets, less any portion of such fee that is payable by James Alpha Advisors to the Sub-Advisers. Under the terms of the Expense Agreements, the Manager and James Alpha Advisors are permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2019. The Expense Agreement with James Alpha Advisors shall continue through December 31, 2019.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2019	8/31/2020	8/31/2021
International Equity	—	3,352	26,037
Energy & Basic	13,714	10,970	11,040
Financial Services	14,033	10,521	8,438
Investment Quality Bond	6,891	9,558	21,839
Municipal Bond	18,786	23,006	21,167
U.S. Government Money Market	94,344	45,872	7,716
Aggressive Balanced Allocation	—	—	9,362
Conservative Balanced Allocation	—	—	6,975
Moderate Balanced Allocation	—	—	6,952
Moderately Aggressive Balanced Allocation	—	—	6,776
Moderately Conservative Balanced Allocation	—	—	7,446
James Alpha Macro	110,092	125,550	90,665
James Alpha Global Real Estate Investments	667,297	748,521	759,176
James Alpha Multi Strategy Alternative Income	75,785	77,000	92,414
James Alpha Managed Risk Domestic Equity	15,085	41,063	—
James Alpha Managed Risk Emerging Markets Equity	15,041	21,891	16,978
James Alpha Momentum Fund	—	—	14,079
James Alpha Hedged High Income **	190,170	117,074	96,578

*	The available waived expenses subject to potential recovery for Class C and Class I Shares.

**	Fees waived and expenses reimbursed by the Predecessor Fund will not be carried forward to the James Alpha Hedged High Income Portfolio. The Advisor may recover $25,493 expiring on August 31, 2019 for the period after the Reorganization through August 31, 2016.

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the six months ended February 28, 2019, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Value, $6,674; Health & Biotechnology, $317; and Technology & Communications, $598. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at February 28, 2019, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments; James Alpha Hedged High Income which is managed by James Alpha Advisors, LLC, are detailed below:

		Shares at			Shares at		Value at
Portfolio	Affiliated Holding	8/31/2018	Purchases	Sales	2/28/2019	Income	2/28/2019
Aggressive Balanced Allocation	James Alpha Macro Portfolio, Cl I	626	2,806	—	3,432	$—	$30,747
	Saratoga Energy & Basic Materials Portfolio, CL I	970	—	—	970	—	12,361
	Saratoga Health & Biotechnology Portfolio, CL I	693	127	—	820	2,816	18,114
	Saratoga Large Capitalization Growth Portfolio, Cl I	3,171	749	—	3,920	17,126	93,461
	Saratoga Mid Capitalization Portfolio, CL I	4,066	476	—	4,542	4,949	50,511
	Saratoga Technology & Communications Portfolio, CL I	712	29	—	741	628	17,221
Conservative Balanced Allocation	James Alpha Macro Portfolio, CL I	3,459	2,195	—	5,654	—	50,661
	Saratoga Large Capitalization Growth Portfolio	5,278	3,621	—	8,899	31,882	212,154
	Saratoga Mid Capitalization Portfolio, CL I	7,080	4,040	—	11,120	9,738	123,656
Moderate Balanaced Allocation	James Alpha Macro Portfolio, CL I	794	3,058	—	3,852	—	34,514
	Saratoga Energy & Basic Materials Portfolio, CL I	518	194	93	619	—	7,897
	Saratoga Health & Biotechnology Portfolio, CL I	421	239	68	592	2,035	13,093
	Saratoga Large Capitalization Growth Portfolio, CL I	3,259	2,269	527	5,001	21,844	119,212
	Saratoga Mid Capitalization Portfolio, CL I	4,254	2,576	757	6,073	9,617	67,532
	Saratoga Technology & Communications Portfolio, CL I	393	153	64	482	408	11,194
Moderately Aggressive Balanced Allocation	James Alpha Macro Portfolio, Cl I	—	2,806	431	2,375	—	21,277
	Saratoga Energy & Basic Materials Portfolio, CL I	459	—	84	375	—	4,780
	Saratoga Health & Biotechnology Portfolio, CL I	388	71	73	386	1,576	8,524
	Saratoga Large Capitalization Growth Portfolio, CL I	2,425	573	450	2,548	13,096	60,752
	Saratoga Mid Capitalization Portfolio, CL I	3,044	356	599	2,801	3,705	31,150
	Saratoga Technology & Communications Portfolio, CL I	351	14	54	311	309	7,221
Moderately Conservative Balanced Allocation	James Alpha Macro Portfolio, Cl I	2,905	3,367	—	6,272	—	56,199
	Saratoga Large Capitalization Growth Portfolio, Cl I	4,759	1,124	—	5,883	25,701	81,050
	Saratoga Mid Capitalization Portfolio, CL I	6,525	764	—	7,289	7,942	140,261
James Alpha Multi Strategy Alternative Income	James Alpha Structured Credit Value Portfolio	—	127,701	19,550	108,151	12,349	1,107,467
James Alpha Hedged High Income	James Alpha Structured Credit Value Portfolio	—	237,272	—	237,272	—	7,547,618

3.	INVESTMENT TRANSACTIONS

(a) For the six Months ended February 28, 2019, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$5,964,824	$6,922,098
Large Capitalization Growth	16,214,331	18,003,968
Mid Capitalization	2,181,731	3,288,236
Small Capitalization	2,712,629	3,293,232
International Equity	6,883,757	7,712,760
Health & Biotechnology	4,544,480	5,720,287
Technology & Communications	1,086,221	3,227,909
Energy & Basic Materials	340,367	716,446
Financial Services	711,229	795,230
Investment Quality Bond	40,357	539,379
Municipal Bond	5,441	37,197
Aggressive Balanced Allocation	80,518	104,154
Conservative Balanced Allocation	456,371	208,636
Moderate Balanced Allocation	281,404	156,964
Moderately Aggressive Balanced Allocation	98,693	133,098
Moderately Conservative Balanced Allocation	163,643	139,550
James Alpha Macro	3,243,535	6,077,066
James Alpha Global Real Estate Investments	480,577,295	534,187,866
James Alpha Multi Strategy Alternative Income	19,413,541	22,374,543
James Alpha Managed Risk Domestic Equity	23,618,604	24,519,991
James Alpha Managed Risk Emerging Markets Equity	18,890,156	20,112,380
James Alpha Hedged High Income	57,588,781	60,697,600
James Alpha Momentum Portfolio	216,939,115	227,720,339

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

(b) Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

(d) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(e) Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Short Sales – Certain portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

including the proceeds of the short sale). A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

(g) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2019, were as follows:

			Location of derivatives on
			Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
James Alpha Macro
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	$(2,102)
	Swap Contracts	Equity	Unrealized depreciation on swaps	(190,140)
			Totals	$(192,242)
James Alpha Managed Risk Domestic Equity
	Put options purchased	Equity	Investments, at value	$320,925
	Call options purchased	Equity	Investments, at value	$1,680
	Put options written	Equity	Options written	(115,025)
	Call options written	Equity	Options written	(155,237)
			Totals	$52,343
James Alpha Managed Risk Emerging Market Equity
	Put options purchased	Equity	Investments, at value	$215,200
	Put options written	Equity	Options written	(61,072)
	Call options written	Equity	Options written	(72,400)
			Totals	$81,728
James Alpha Multi-Strategy Alternative Income Portfolio
	Call options purchased	Equity	Investments, at value	$1,645
	Call options written	Equity	Options written	(36)
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forwards	(129)
			Totals	$1,480
James Alpha Hedged High Income
	Futures Contracts	Interest Rate	Unrealized appreciation on futures	8,711
	Futures Contracts	Interest Rate	Unrealized depreciation on futures	(98,855)
	Swap Contracts	Interest Rate	Unrealized depreciation on swaps	(20,409)
			Totals	$(110,553)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended February 28, 2019, were as follows:

Realized and unrealized gain
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
James Alpha Macro
Swaps Contracts
Net realized loss on swaps
Equity	$(19,993)
Net change in unrealized depreciation on swaps
Equity	$(85,857)
James Alpha Multi Strategy Alternative Income
Options
Net realized loss on options purchased
Equity	$(7,172)
Net realized gain on options written
Equity	3,093
Totals	$(4,079)
Net change in unrealized appreciation on options purchased
Equity	603
Net change in unrealized appreciation on options written
Equity	110
Totals	$713
Forward Contracts
Net realized loss from foreign currency transactions
Foreign Exchange	$(677)
Net change in unrealized appreciation on foreign currency transactions
Foreign Exchange	$(129)
James Alpha Managed Risk Domestic Equity
Options
Net realized gain on options purchased
Equity	$1,123,262
Net realized gain on options written
Equity	141,778
Totals	$1,265,040
Net change in unrealized depreciation on options purchased
Equity	(135,090)
Net change in unrealized depreciation on options written
Equity	94,577
Totals	$(40,513)
Swaps
Net realized loss on swaps
Equity	$(379,219)
Net change in unrealized depreciation on swaps
Equity	$—
James Alpha Managed Risk Emerging Markets Equity
Options
Net realized loss on options purchased
Equity	$(900,690)
Net realized gain on options written
Equity	741,538
Totals	$(159,152)
Net change in unrealized appreciation on options purchased
Equity	(14,350)
Net change in unrealized appreciation on options written
Equity	44,496
Totals	$30,146
Swaps
Net realized loss on swaps
Equity	$(172,916)
Net change in unrealized depreciation on swaps

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

				Realized and unrealized gain
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
James Alpha Hedged High Income
	Futures
		Net realized loss from futures contracts
			Interest Rate	$(28,503)
		Net change in unrealized appreciation on futures contracts
			Interest Rate	$(62,472)

	Swaps
		Net realized loss from swaps
			Interest Rate	$(155,440)
		Net change in unrealized appreciation on swaps
			Interest Rate	$35,457

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of February 28, 2019.

		Gross Amounts not offset in the
		(Consolidated) Statements of Assets
		and Liabilities
	Gross Amounts Recognized	Financial
	in (Consolidated) Statements	Instruments		Cash Collateral	Net Amount
	of Assets and Liabilities	Pledged		Pledged	of Assets

Small Capitalization
Description of Liability
Securities Loaned	$49,215	$49,215		$—	$—

International Equity
Description of Liability
Securities Loaned	$349,333	$349,333		$—	$—

James Alpha Macro
Description of Liability
Total Return Swaps	$190,140	$—		$190,140	$—

James Alpha Multi Strategy Alternative Income
Description of Liability
Securities Sold Short	$2,712,869	$2,712,869	(1)	$—	$—
Options Written	36	$36	(1)

James Alpha Managed Risk Domestic Equity
Description of Liability
Options Written	$270,262	$270,262	(1)	$—	$—

James Alpha Managed Risk Emerging Market Equity
Description of Liability
Options Written	$133,472	$133,472	(1)	$—	$—

James Alpha Hedged High Income
Description of Liability
Credit Default Swaps	$20,409	$—		$20,409	$—
Long Futures Contracts	3,719	—		3,719	—
Short Futures Contracts	86,425	—		86,425	—

1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

4.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At February 28, 2019, the following portfolios loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in repurchase agreements as shown in the Schedules of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities.

	Market Value of	Market Value	Value of
Portfolio	Loaned Securities	of Collateral	Non-cash Collateral
Small Capitalization	$1,219,544	$1,248,306	$1,199,102
International Equity	463,739	483,572	134,373
Health & Biotechnology	875,385	896,531	896,531
Technology & Communications	3,932,895	4,023,770	4,023,770

At February 28, 2019, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	2.22%
Large Capitalization Growth	0.55%
Mid Capitalization	0.63%
Small Capitalization	1.74%
International Equity	0.81%
Health & Biotechnology	0.57%
Technology & Communications	0.07%

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
Large Capitalization Value
Issued	11,369	28,986	21	3,685	2,952	6,923
Redeemed	(43,601)	(151,474)	(12,792)	(4,750)	(6,628)	(11,829)
Reinvested from Dividends	44,158	52,276	664	517	2,807	3,359
Net Increase (Decrease) in Shares	11,926	(70,212)	(12,107)	(548)	(869)	(1,547)
Large Capitalization Growth
Issued	96,247	74,141	4,832	15,614	28,955	17,052
Redeemed	(128,280)	(237,780)	(10,814)	(30,328)	(60,107)	(82,088)
Reinvested from Dividends	203,485	54,812	15,458	3,527	146,534	35,257
Net Increase (Decrease) in Shares	171,452	(108,827)	9,476	(11,187)	115,382	(29,779)
Mid Capitalization
Issued	16,735	60,194	241	8,520	1,256	3,211
Redeemed	(58,998)	(161,369)	(52,056)	(33,500)	(15,878)	(44,773)
Reinvested from Dividends	79,523	58,977	20,773	14,498	7,178	8,455
Net Increase (Decrease) in Shares	37,260	(42,198)	(31,042)	(10,482)	(7,444)	(33,107)
Small Capitalization
Issued	15,196	53,328	29	1,175	1,739	5,464
Redeemed	(84,570)	(194,806)	(1,842)	(1,840)	(15,857)	(9,947)
Reinvested from Dividends	124,142	—	1,095	—	22,597	—
Net Increase (Decrease) in Shares	54,768	(141,478)	(718)	(665)	8,479	(4,483)
International Equity
Issued	252,892	717,663	11,832	32,076	483	959
Redeemed	(401,542)	(74,848)	(13,021)	(883)	(4,013)	(3,872)
Reinvested from Dividends	6,718	122	158	—	—	—
Net Increase (Decrease) in Shares	(141,932)	642,937	(1,031)	31,193	(3,530)	(2,913)
Health & Biotechnology
Issued	9,671	20,733	1,470	2,175	1,182	4,680
Redeemed	(29,261)	(76,981)	(20,885)	(52,138)	(8,684)	(33,797)
Reinvested from Dividends	58,379	51,417	43,483	38,550	25,320	23,123
Net Increase (Decrease) in Shares	38,789	(4,831)	24,068	(11,413)	17,818	(5,994)
Technology & Communications
Issued	82,108	93,016	69,394	54,836	16,667	79,370
Redeemed	(115,251)	(212,398)	(104,216)	(169,162)	(80,263)	(67,180)
Reinvested from Dividends	46,287	85,794	32,395	61,314	32,425	53,416
Net Increase (Decrease) in Shares	13,144	(33,588)	(2,427)	(53,012)	(31,171)	65,606
Energy & Basic Materials
Issued	2,211	34,426	3	257	26	271
Redeemed	(28,092)	(30,539)	(1,681)	(8,338)	(1,320)	(2,215)
Net Increase (Decrease) in Shares	(25,881)	3,887	(1,678)	(8,081)	(1,294)	(1,944)
Financial Services
Issued	16,976	14,960	90	97	42	311
Redeemed	(22,278)	(61,851)	(266)	(2,807)	(1,801)	(768)
Reinvested from Dividends	22,023	—	1,716	—	1,503	—
Net Increase (Decrease) in Shares	16,721	(46,891)	1,540	(2,710)	(256)	(457)
Investment Quality Bond
Issued	6,880	36,448	8	730	1,489	4,076
Redeemed	(56,935)	(185,707)	(3,475)	(2,928)	(5,848)	(4,606)
Reinvested from Dividends	4,007	8,247	45	125	161	452
Net Decrease in Shares	(46,048)	(141,012)	(3,422)	(2,073)	(4,198)	(78)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

	Class I Shares		Class A Shares				Class C Shares
	Six Months Ended	Year Ended	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019		August 31, 2018		February 28, 2019		August 31, 2018
Municipal Bond
Issued	24	4,487	—		—		756		2,459
Redeemed	(1,808)	(10,426)	—		—		(1,337)		(4,182)
Reinvested from Dividends	33	321	—	**	—	**	12		44
Net Increase (Decrease) in Shares	(1,751)	(5,618)	—	**	—		(569)		(1,679)
U.S. Government Money Market
Issued	1,388,371	2,885,859	302,354		1,114,277		218,485		431,922
Redeemed	(1,429,192)	(4,899,863)	(463,730)		(930,827)		(132,753)		(449,748)
Reinvested from Dividends	41,144	24,910	1,238		1,209		478		1,568
Net Increase (Decrease) in Shares	323	(1,989,094)	(160,138)		184,659		86,210		(16,258)
Aggressive Balanced Allocation
Issued	1,221	60,717	437		1		—		1
Redeemed	(2,062)	(2,475)	—		—		—		—
Reinvested from Dividends	1,729	—	—	**	—		—	**	—
Net Increase in Shares	888	58,242	437		1		—	**	1
Conservative Balanced Allocation
Issued	32,582	91,828	3,033		1		—		1
Redeemed	(1,047)	(1,143)	—		—		—		—
Reinvested from Dividends	2,161	—	38		—		—	**	—
Net Increase in Shares	33,696	90,685	3,071		1		—	**	1
Moderate Balanced Allocation
Issued	14,135	56,396	—		1		—		1
Redeemed	(10,204)	—	—		—		—		—
Reinvested from Dividends	1,840	—	—	**	—		—	**	—
Net Increase in Shares	5,771	56,396	—	**	1		—	**	1
Moderately Aggressive Balanced Allocation
Issued	—	38,583	—		1		—		1
Redeemed	(5,428)	(272)	—		—		—		—
Reinvested from Dividends	1,147	—	—	**	—		—	**	—
Net Increase (Decrease) in Shares	(4,281)	38,311	—	**	—		—	**	1
Moderately Conservative Balanced Allocation
Issued	—	72,464	—		1		—		1
Redeemed	—	—	—		—		—		—
Reinvested from Dividends	2,119	—	—	**	—		—	**	—
Net Increase in Shares	2,119	72,464	—	**	1		—	**	1

**	Amount represents less than 0.5 shares.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

	Class I Shares		Class A Shares		Class C Shares		Class S Shares
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
James Alpha Macro
Issued	42,013	69,696	25	4,071	4,567	4,321	146,935	606,640
Redeemed	(52,510)	(243,489)	(12,761)	(30,385)	(18,644)	(17,188)	(237,619)	(112,389)
Reinvested from Dividends	—	—	—	—	—	—	—	—
Net Increase (Decrease) in Shares	(10,497)	(173,793)	(12,736)	(26,314)	(14,077)	(12,867)	(90,684)	494,251

James Alpha Global Real Estate Investments
Issued	8,748,406	18,465,633	834,314	2,399,925	368,652	1,056,818	243,947	1,207,032
Redeemed	(9,085,560)	(5,146,843)	(1,255,322)	(1,924,906)	(519,388)	(830,998)	(575,017)	(168,477)
Reinvested from Dividends	811,602	1,166,464	241,794	414,826	164,688	281,442	38,897	46,492
Net Increase (Decrease) in Shares	474,448	14,485,254	(179,214)	889,845	13,952	507,262	(292,173)	1,085,047

James Alpha Multi Strategy Alternative Income
Issued	2,142	6,922	622	16	24	1,169	49,287	374,202
Redeemed	(4,971)	(318,562)	(549)	(3,417)	(4,027)	(10,050)	(149,811)	(60,911)
Reinvested from Dividends	26,966	55,262	158	357	464	964	5,442	8,190
Net Increase (Decrease) in Shares	24,137	(256,378)	231	(3,044)	(3,539)	(7,917)	(95,082)	321,481

James Alpha Managed Risk Domestic Equity
Issued	86,128	7,194	1,879	2,213	6,806	3,768	380,728	2,107,952
Redeemed	(24,757)	(122,847)	(4,660)	(17,572)	(6,445)	(4,236)	(775,959)	(240,873)
Reinvested from Dividends	13,110	7,157	1,776	585	2,682	549	145,310	16,521
Net Increase (Decrease) in Shares	74,481	(108,496)	(1,005)	(14,774)	3,043	81	(249,921)	1,883,600

James Alpha Managed Risk Emerging Markets Equity
Issued	270,343	20,204	3,064	482	—	371	94,434	261,890
Redeemed	(427,820)	(330,686)	(5,745)	(5,120)	(2,332)	(1,967)	(89,372)	(22,189)
Reinvested from Dividends	36,343	30,128	1,144	999	1,518	887	27,515	5,432
Net Increase (Decrease) in Shares	(121,134)	(280,354)	(1,537)	(3,639)	(814)	(709)	32,577	245,133

James Alpha Hedged High Income
Issued	823,940	1,751,731	163,966	265,236	41,683	32,342	890,101	4,549,850
Redeemed	(838,871)	(957,178)	(44,270)	(93,960)	(5,229)	(19,809)	(1,835,980)	(527,445)
Reinvested from Dividends	52,420	85,937	8,015	7,194	551	711	71,976	92,999
Net Increase (Decrease) in Shares	37,489	880,490	127,711	178,470	37,005	13,244	(873,903)	4,115,404

	Class I		Class A		Class C		Class S
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
James Alpha Momentum
Issued	175,339	514,835	15,359	1	—	1	—	1
Redeemed	(1,456,419)	(1,237,106)	—	—	—	—	—	—
Reinvested from Dividends	208,800	—	247	—	—	—	—	—
Net Increase (Decrease) in Shares	(1,072,280)	(722,271)	15,606	1	—	1	—	1

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Large Capitalization Value	$14,488,807	$734,459	$(1,008,905)	$(274,446)
Large Capitalization Growth	31,885,410	5,455,432	(545,398)	4,910,034
Mid Capitalization	9,059,616	2,398,743	(562,683)	1,836,060
Small Capitalization	5,601,599	794,647	(325,547)	469,100
International Equity	9,164,202	435,354	(397,680)	37,674
Health & Biotechnology	12,858,099	3,877,966	(1,297,892)	2,580,074
Technology & Communications	25,634,922	29,048,743	(567,541)	28,481,202
Energy & Basic Materials	1,532,513	186,615	(71,265)	115,350
Financial Services	988,783	390,885	(15,725)	375,160
Investment Quality Bond	4,861,905	24,897	(2,042)	22,855
Municipal Bond	766,150	2,081	(69)	2,012
U.S. Government Money Market	8,536,000	—	—	—
Aggressive Balanced Allocation	603,237	1,779	(28,282)	(26,503)
Conservative Balanced Allocation	1,298,372	1,425	(40,624)	(39,199)
Moderate Balanced Allocation	648,212	544	(36,809)	(36,265)
Moderately Aggressive Balanced Allocation	349,203	548	(20,947)	(20,399)
Moderately Conservative Balanced Allocation	754,300	—	(39,498)	(39,498)
James Alpha Macro	10,036,083	64,764	(340,168)	(275,404)
James Alpha Global Real Estate Investments	899,133,726	12,260,494	(116,953,834)	(104,693,340)
James Alpha Multi Strategy Alternative Income	13,176,517	1,534,459	(1,240,510)	293,949
James Alpha Managed Risk Domestic Equity	21,074,356	331,576	(299,560)	32,016
James Alpha Managed Risk Emerging Markets Equity	5,687,549	118,700	(104,131)	14,569
James Alpha Hedged High Income	59,660,327	765,716	(3,001,611)	(2,235,895)
James Alpha Momentum	57,842,105	327,046	(629,748)	(302,702)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the period ended August 31, 2018 (for the period ended December 31, 2017 for the James Alpha Global Real Estate Investments Portfolio) was as follows:

For fiscal year ended	Ordinary	Exempt	Long-Term	Return of
8/31/2018	Income	Income	Capital Gains	Capital	Total
Large Capitalization Value	$422,486	$—	$152,534	$747,170	$1,322,190
Large Capitalization Growth	200,100	—	2,150,159	—	2,350,259
Mid Capitalization	16,217	—	1,017,612	—	1,033,829
Small Capitalization	—	—	—	—	—
International Equity	1,388	—	—	—	1,388
Health & Biotechnology	—	—	2,827,827	—	2,827,827
Technology & Communications	104,762	—	3,889,815	—	3,994,577
Energy & Basic Materials	—	—	—	—	—
Financial Services	—	—	—	—	—
Investment Quality Bond	43,639	—	45,434	—	89,073
Municipal Bond	360	3,033	—	—	3,393
U.S. Government Money Market	28,143	—	—	—	28,143
Aggressive Balanced Allocation	—	—	—	—	—
Conservative Balanced Allocation	—	—	—	—	—
Moderate Balanced Allocation	—	—	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—	—	—
Moderately Conservative Balanced Allocation	—	—	—	—	—
James Alpha Macro	—	—	—	—	—
James Alpha Global Real Estate Investments	46,835,364	—	1,406,514	—	48,241,878
James Alpha Multi Strategy Alternative Income	—	—	—	592,158	592,158
James Alpha Managed Risk Domestic Equity	308,978	—	—	—	308,978
James Alpha Managed Risk Emerging Markets Equity	693,736	—	—	—	693,736
James Alpha Hedged High Income	1,811,018	—	—	270,043	2,081,061
James Alpha Momentum	—	—	—	—	—

The tax character of dividends paid during the period ended August 31, 2017 (for the period ended March 31, 2018 for the James Alpha Momentum Portfolio and for the period ended December 31, 2016 for the James Alpha Global Real Estate Investments Portfolio) was as follows:

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

For fiscal year ended	Ordinary	Exempt	Long-Term	Return of
8/31/2017	Income	Income	Capital Gains	Capital	Total
Large Capitalization Value	$—	$—	$—	$—	$—
Large Capitalization Growth	641,193	—	7,264,633	—	7,905,826
Mid Capitalization	—	—	1,051,550	—	1,051,550
Small Capitalization	—	—	—	—	—
International Equity	29,062	—	—	—	29,062
Health & Biotechnology	—	—	2,226,747	—	2,226,747
Technology & Communications	245,638	—	3,520,835	—	3,766,473
Energy & Basic Materials	—	—	—	—	—
Financial Services	—	—	—	—	—
Investment Quality Bond	61,190	—	30,412	—	91,602
Municipal Bond	21,164	4,579	15,293	—	41,036
U.S. Government Money Market	1,160	—	—	—	1,160
Aggressive Balanced Allocation	—	—	—	—	—
Conservative Balanced Allocation	—	—	—	—	—
Moderate Balanced Allocation	—	—	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—	—	—
Moderately Conservative Balanced Allocation	—	—	—	—	—
James Alpha Macro	—	—	—	—	—
James Alpha Global Real Estate Investments	34,677,182	—	4,280,554	—	38,957,736
James Alpha Multi Strategy Alternative Income	328,190	—	—	260,191	588,381
James Alpha Managed Risk Domestic Equity	5,385	—	—	—	5,385
James Alpha Managed Risk Emerging Markets Equity	13,861	—	—	—	13,861
James Alpha Hedged High Income	726,558	—	—	—	726,558
James Alpha Momentum	5,254,275	—	314,813	—	5,569,088

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, reclassification of Fund distributions, foreign currency exchange gains (losses), paydowns, real estate investment trusts, partnerships, swap gains (losses), C-Corporation return of capital distributions, capitalization in lieu of dividend payments, trust preferred securities, and adjustments for passive foreign investment companies and expiration of capital loss carryforwards, resulted in reclassification for the tax year ended August 31, 2018 (except for the James Alpha Global Real Estate Investments Portfolio in which its December 31, 2017 reclassifications for permanent book and tax differences have been adjusted for August 31, 2018 activity) as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Large Capitalization Value	$—	$(32,795)	$32,795
Large Capitalization Growth	(211)	166,938	(166,727)
Mid Capitalization	(6,935)	31,669	(24,734)
Small Capitalization	39	57,892	(57,931)
International Equity	(1,801,080)	854	1,800,226
Health & Biotechnology	(42,075)	125,042	(82,967)
Technology & Communications	(115,620)	159,771	(44,151)
Energy & Basic Materials	(297,713)	6,044	291,669
Financial Services	(324,969)	43,557	281,412
Investment Quality Bond	—	(56)	56
Municipal Bond	(1)	—	1
U.S. Government Money Market	—	—	—
Aggressive Balanced Allocation	—	—	—
Conservative Balanced Allocation	—	—	—
Moderate Balanced Allocation	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—
Moderately Conservative Balanced Allocation	—	—	—
James Alpha Macro	(26,045)	93,000	(66,955)
James Alpha Global Real Estate Investments	—	8,059,084	(8,059,084)
James Alpha Multi Strategy Alternative Income	(150,643)	75,994	74,649
James Alpha Managed Risk Domestic Equity	—	862,560	(862,560)
James Alpha Managed Risk Emerging Markets Equity	—	(66,235)	66,235
James Alpha Hedged High Income	—	(169,100)	169,100
James Alpha Momentum	—	—	—

Net assets were unaffected by the above reclassifications.

As of each of the Portfolio’s tax year-ended August 31, 2018 (except for the James Alpha Global Real Estate Investments Portfolio in which its December 31, 2017 components of distributable earnings have been adjusted for August 31, 2018 activity), the components of distributable earnings on a tax basis were as follows:

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Large Capitalization Value	$963,466	$—	$—	$—	$—	$248,425	$1,211,891
Large Capitalization Growth	668,949	3,437,838	—	—	—	10,321,247	14,428,034
Mid Capitalization	—	670,804	—	—	—	3,100,407	3,771,211
Small Capitalization	58,521	774,095	—	—	—	1,343,891	2,176,507
International Equity	61,874	—	—	(1,030,805)	—	(306,826)	(1,275,757)
Health & Biotechnology	—	2,723,164	(29,920)	—		4,210,970	6,904,214
Technology & Communications	—	2,150,287	(274,784)	—	—	32,001,770	33,877,273
Energy & Basic Materials	—	—	(10,774)	(767,054)	—	330,747	(447,081)
Financial Services	—	—	—	(38,517)	—	567,767	529,250
Investment Quality Bond	25,822	—	(31,995)	—	—	(21,679)	(27,852)
Municipal Bond	—	—	(13,119)	(8,229)	—	(693)	(22,041)
U.S. Government Money Market	4,413	—	—	—	(3,617)	—	796
Aggressive Balanced Allocation	2,526	—	—	—	—	20,565	23,091
Conservative Balanced Allocation	2,904	—	—	—	—	20,669	23,573
Moderate Balanced Allocation	2,273	—	—	—	—	14,583	16,856
Moderately Aggressive Balanced Allocation	1,229	—	—	—	—	8,626	9,855
Moderately Conservative Balanced Allocation	2,205	—	—	—	—	19,124	21,329
James Alpha Macro	—	—	(38,494)	(1,295,999)	(903,529)	(236,570)	(2,474,592)
James Alpha Global Real Estate Investments	30,752,051	—	—	—	—	(78,637,732)	(47,885,681)
James Alpha Multi Strategy Alternative Income	—	—	(100,521)	—	(2,462)	615,736	512,753
James Alpha Managed Risk Domestic Equity	690,320	—	(378,423)	(84,917)	(185,802)	1,286,139	1,327,317
James Alpha Managed Risk Emerging Markets Equity	30,059	801,847	(371,000)	—	(51)	(91,219)	369,636
James Alpha Hedged High Income	—	—	(2,886)	(1,465,099)	—	(1,502,535)	(2,970,520)
James Alpha Momentum	1,988,617	—	—	(1,943,623)	—	3,093,159	3,138,153

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for a wholly owned subsidiary, mark-to-market on open forward foreign currency contracts, futures and swap contracts, passive foreign investment companies and adjustments for partnerships, real estate investment trusts, deemed dividend distributions, perpetual bond securities, trust preferred securities, C-Corporations and defaulted bond adjustments. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles, and dividends payable. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $43, $(3), $(55), $28,107, $689 and $(1,286) for the International Portfolio, Energy & Basic Portfolio, James Alpha Macro Portfolio, James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi-Strategy Alternative Income Portfolio and James Alpha Hedged High Income Portfolio respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year
Losses
Large Capitalization Value	$—
Large Capitalization Growth	—
Mid Capitalization	—
Small Capitalization	—
International Equity	—
Health & Biotechnology	29,920
Technology & Communications	274,784
Energy & Basic Materials	10,774
Financial Services	—
Investment Quality Bond	—
Municipal Bond	—
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—
James Alpha Macro	—
James Alpha Global Real Estate Investments	—
James Alpha Multi Strategy Alternative Income	100,521
James Alpha Managed Risk Domestic Equity	—
James Alpha Managed Risk Emerging Markets Equity	371,000
James Alpha Hedged High Income	—
James Alpha Momentum	—

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such capital losses as follows:

Post October
Losses
Large Capitalization Value	$—
Large Capitalization Growth	—
Mid Capitalization	—
Small Capitalization	—
International Equity	—
Health & Biotechnology	—
Technology & Communications	—
Energy & Basic Materials	—
Financial Services	—
Investment Quality Bond	31,995
Municipal Bond	13,119
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—
James Alpha Macro	38,494
James Alpha Global Real Estate Investments	—
James Alpha Multi Strategy Alternative Income	—
James Alpha Managed Risk Domestic Equity	378,423
James Alpha Managed Risk Emerging Markets Equity	—
James Alpha Hedged High Income	2,886
James Alpha Momentum	—

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Short-Term Bond Index Fund – Admiral Shares. The financial statements of the Vanguard Short Term Tax Exempt Fund – Admiral Shares, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2019, the percentage of net assets invested in the Vanguard Short-Term Bond Index Fund – Admiral Shares was 75.0%.

The performance of the Municipal Bond Portfolio will be directly affected by the performance of the Vanguard Short Term Tax Exempt Fund – Admiral Shares. The financial statements of the Vanguard Short Term Tax Exempt Fund – Admiral Shares, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2019, the percentage of net assets invested in the Vanguard Short Term Tax Exempt Fund – Admiral Shares was 84.5%.

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Dreyfus Institutional Preferred Government Money Market – Institutional Class. The financial statements of the Dreyfus Institutional Preferred Government Money Market – Institutional Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2019, the percentage of net assets invested in the Dreyfus Institutional Preferred Government Money Market – Institutional Class was 35.4%.

The performance of the James Alpha Macro Portfolio will be directly affected by the performance of the Dreyfus Institutional Preferred Government Money Market – Institutional Class. The financial statements of the Dreyfus Institutional Preferred Government Money Market – Institutional Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2019, the percentage of net assets invested in the Dreyfus Institutional Preferred Government Money Market – Institutional Class was 43.6%.

The performance of the James Alpha Managed Risk Domestic Equity Portfolio will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2019, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 88.5%.

The performance of the James Alpha Managed Risk Emerging Markets Equity Portfolio will be directly affected by the performance of the iShares MSCI Emerging Markets ETF. The iShares MSCI Emerging Markets ETF seeks to track the investment results of an index composed of large and mid-capitalization emerging market equities. The financial statements of the iShares MSCI Emerging Markets ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2019, the percentage of net assets invested in the iShares MSCI Emerging Markets ETF was 66.4%.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2019 (Unaudited) (Continued)

The performance of the James Alpha Momentum Portfolio will be directly affected by the performance of the iShares Core S&P Small-Cap ETF. The financial statements of the iShares 7-10 Year Treasury Bond ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of February 28, 2019, the percentage of net assets invested in the iShares 7-10 Year Treasury Bond ETF was 33.6%.

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of February 28, 2019 the below entities held more than 25% of the voting securities for each of the Funds listed.

			National		First		Wells Fargo
	UBS Wealth	Denis	Financial	Pershing,	National	Mid Atlantic Trust	Clearing	TD Ameritrade	Charles Schwab &
	Management *	Nayden	Services *	LLC *	Bank *	Company FBO *	Services *	Trust Company *	Co., Inc.
International Equity	—	—	—	—	—	—	—	—	54.09%
Technology & Communications	26.46%	—	—	—	—	—	—	—	—
Energy & Basic Materials	—	—	—	—	30.06%	—	—	—	—
Financial Services	—	—	—	—	47.61%	—	—	—	—
Investment Quality Bond	—	—	—	—	54.04%	—	—	—	—
U.S. Government Money Market	—	—	—	—	64.86%	—	—	—	—
James Alpha Global Real Estate
Investments	—	—	—	—	—	—	27.46%	—	—
James Alpha Multi Strategy
Alternative Income	—	78.19%	—	—	—	—	—	—	—
James Alpha Hedged High Income	—	—	59.43%	—	—	—	—	—	—
Aggressive Balanced Allocation	—	—	—	—	65.56%	31.10%	—	—	—

Conservative Balanced Allocation	—	—	—	41.44%	39.95%	—	—	—	—
Moderate Balanced Allocation
Portfolio	—	—	—	46.38%	—	35.86%	—	—	—
Moderately Aggressive Balanced
Allocation	—	—	—	—	—	88.21%	—	—	—
Moderately Conservative Balanced
Allocation	—	—	—	—	38.60%	47.26%	—	—	—
James Alpha Macro	—	—	33.91%	—	—	—	—	—	—
James Alpha Momentum	—	—	—	—	—	—	—	95.10%	—

*	Comprised of multiple investors and accounts

10.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Capitalization Value Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$22.78		$23.77	$20.85	$21.70	$22.66	$16.71
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.10	0.07	0.10	0.09	0.01
Net realized and unrealized gain (loss)	(1.24)		0.71	2.85	(0.50)	(1.05)	5.99
Total from investment operations	(1.23)		0.81	2.92	(0.40)	(0.96)	6.00
Dividends and Distributions:
Dividends from net investment income	(0.07)		—	—	—	—	(0.05)
Distributions from realized gains	(1.33)		(0.78)	—	(0.45)	—	—
Distributions from return of capital	—		(1.02)	—	—	—	—
Total dividends and distributions	(1.40)		(1.80)	—	(0.45)	—	(0.05)
Redemption Fees	—		—	—	— **	— **	— **
Net Asset Value, End of Year/Period	$20.15		$22.78	$23.77	$20.85	$21.70	$22.66
Total Return*	(4.95)%		3.58%	14.00%	(1.77)%	(4.24)%	35.98%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$13,445		$14,930	$17,247	$18,469	$23,087	$28,099
Ratio of gross operating expenses to average net assets (2)	1.15	% (4)	1.22%	1.24%	1.24%	1.16%	1.21%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.06	% (4)	0.45%	0.30%	0.48%	0.41%	0.05%
Portfolio Turnover Rate	42	% (5)	100%	65%	79%	101%	104%

	Large Capitalization Growth Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$31.61		$25.48	$26.87	$27.21	$26.55	$22.08
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02		—	(0.01)	0.26	0.07	0.07
Net realized and unrealized gain (loss)	(2.39)		7.68	3.76	2.12	1.94	5.24
Total from investment operations	(2.37)		7.68	3.75	2.38	2.01	5.31
Dividends and Distributions:
Dividends from net investment income	—		—	(0.25)	—	(0.01)	(0.06)
Distributions from realized gains	(5.40)		(1.55)	(4.89)	(2.72)	(1.34)	(0.78)
Total dividends and distributions	(5.40)		(1.55)	(5.14)	(2.72)	(1.35)	(0.84)
Redemption Fees	—		—	—	— **	— **	— **
Net Asset Value, End of Year/Period	$23.84		$31.61	$25.48	$26.87	$27.21	$26.55
Total Return*	(6.75)%		31.33%	17.04%	8.92%	7.61%	24.38%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$26,659		$29,936	$26,906	$31,109	$33,247	$28,759
Ratio of gross operating expenses to average net assets (3)	1.05	% (4)	1.14%	1.22%	1.21%	1.16%	1.21%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.12	% (4)	0.00%	(0.04)%	0.96%	0.26%	0.26%
Portfolio Turnover Rate	43	% (5)	74%	97%	160%	27%	14%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Large Cap Value Portfolio:

1.15	% (4)	1.22%	1.24%	1.24%	1.16%	1.12%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Large Cap Growth Portfolio:

1.05	%4)	1.14%	1.22%	1.21%	1.16%	1.21%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$13.48		$12.87	$12.96	$14.00	$15.48	$13.64
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.03		0.05	0.05	(0.01)	(0.02)	(0.08)
Net realized and unrealized gain (loss)	(1.17)		1.57	0.76	(0.45)	0.65	3.41
Total from investment operations	(1.14)		1.62	0.81	(0.46)	0.63	3.33
Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.06)	—	—	—	—
Distributions from realized gains	(1.15)		(0.95)	(0.90)	(0.58)	(2.11)	(1.49)
Total dividends and distributions	(1.22)		(1.01)	(0.90)	(0.58)	(2.11)	(1.49)
Redemption Fees	—		—	— **	— **	— **	—
Net Asset Value, End of Year/Period	$11.12		$13.48	$12.87	$12.96	$14.00	$15.48
Total Return*	(7.85)%		13.17%	6.55%	(3.10)%	4.51%	25.76%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$8,851		$10,224	$10,306	$11,889	$14,541	$14,778
Ratio of gross operating expenses to average net assets (2)	1.48	% (4)	1.45%	1.61%	1.60%	1.40%	1.47%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.47	% (4)	0.40%	0.40%	(0.10)%	(0.12)%	(0.54)%
Portfolio Turnover Rate	20	% (5)	39%	43%	54%	38%	57%

	Small Capitalization Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$8.10		$6.66	$5.70	$8.94	$10.09	$9.97
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		(0.01)	(0.05)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(1.13)		1.45	1.01	0.06	(0.82)	1.65
Total from investment operations	(1.14)		1.44	0.96	0.03	(0.85)	1.62
Dividends and Distributions:
Distributions from realized gains	(0.91)		—	—	(3.27)	(0.30)	(1.50)
Total dividends and distributions	(0.91)		—	—	(3.27)	(0.30)	(1.50)
Redemption Fees	—		—	—	—	— **	—
Net Asset Value, End of Year/Period	$6.05		$8.10	$6.66	$5.70	$8.94	$10.09
Total Return*	(13.11)%		21.62%	16.84%	1.72%	(8.65)%	17.09%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,803		$7,331	$6,963	$7,119	$9,289	$12,667
Ratio of gross operating expenses to average net assets (3)	1.66	% (4)	1.55%	1.88%	1.75%	1.31%	1.35%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.19	)% (4)	(0.20)%	(0.81)%	(0.48)%	(0.30)%	(0.26)%
Portfolio Turnover Rate	44	% (5)	115%	127%	112%	117%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Mid Capitalization Portfolio:

1.48	% (4)	1.45%	1.61%	1.60%	1.40%	1.47%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Small Cap Portfolio:

1.66	% (4)	1.55%	1.88%	1.75%	1.31%	1.35%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2019		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2018	2017	2016	2015		2014
Net Asset Value, Beginning of Year/Period	$10.23		$10.51	$9.38	$9.58	$11.40		$10.44
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02		0.11	—	0.05 **	—		0.03
Net realized and unrealized gain (loss)	(0.76)		(0.39)	1.19	(0.24)	(1.77)		1.18
Total from investment operations	(0.74)		(0.28)	1.19	(0.19)	(1.77)		1.21
Dividends and Distributions:
Dividends from net investment income	(0.05)		— **	(0.06)	(0.01)	(0.05)		(0.25)
Total dividends and distributions	(0.05)		—	(0.06)	(0.01)	(0.05)		(0.25)
Redemption Fees	—		—	— **	— **	—		—
Net Asset Value, End of Year/Period	$9.44		$10.23	$10.51	$9.38	$9.58		$11.40
Total Return*	(7.20)%		(2.63)%	12.76%	(1.94)%	(15.56)%		11.62%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$8,831		$11,024	$4,570	$5,072	$6,545		$7,939
Ratio of gross operating expenses to average net assets (2)	1.54	% (5)	2.30%	2.96%	2.73%	2.28	% (3)	2.31%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.48	% (5)	0.99%	0.01%	0.58%	0.02%		0.28%
Portfolio Turnover Rate	68	% (6)	130%	69%	125%	126%		125%

	Health & Biotechnology Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2019		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2018	2017	2016	2015		2014
Net Asset Value, Beginning of Year/Period	$27.51		$29.45	$31.47	$32.56	$31.66		$26.15
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.04)		(0.05)	(0.09)	(0.05)	(0.01)		(0.04)
Net realized and unrealized gain (loss)	(1.31)		2.34	1.18	2.01	3.63		7.13
Total from investment operations	(1.35)		2.29	1.09	1.96	3.62		7.09
Dividends and Distributions:
Distributions from realized gains	(4.06)		(4.23)	(3.11)	(3.05)	(2.72)		(1.58)
Total dividends and distributions	(4.06)		(4.23)	(3.11)	(3.05)	(2.72)		(1.58)
Redemption Fees	—		—	—	—	—	**	— **
Net Asset Value, End of Year/Period	$22.10		$27.51	$29.45	$31.47	$32.56		$31.66
Total Return*	(5.03)%		8.88%	4.43%	6.48%	11.66%		27.98%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$8,438		$9,436	$10,246	$12,943	$12,878		$12,155
Ratio of gross operating expenses to average net assets (4)	1.82	% (5)	1.90%	1.93%	1.90%	1.81%		1.98%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.29	)% (5)	(0.20)%	(0.29)%	(0.17)%	(0.04)%		(0.15)%
Portfolio Turnover Rate	28	% (6)	13%	12%	19%	15%		14%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the International Equity Portfolio:

1.25	% (5)	1.92%	2.90%	2.73%	2.44%	2.31%

(3)	During the year ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture was 2.28% for the year ending August 31, 2015.

(4)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:

1.82	% (5)	1.90%	1.93%	1.90%	1.81%	1.97%

(5)	Annualized for periods less than one year.

(6)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2019		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2018	2017	2016	2015		2014
Net Asset Value, Beginning of Year/Period	$24.86		$20.67	$18.08	$17.16	$19.15		$16.35
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.12		(0.11)	(0.08)	0.03	(0.05)		(0.11)
Net realized and unrealized gain	(0.87)		5.89	4.17	2.79	0.59		3.79
Total from investment operations	(0.75)		5.78	4.09	2.82	0.54		3.68
Dividends and Distributions:
Distributions from realized gains	(0.88)		(1.59)	(1.50)	(1.90)	(2.53)		(0.88)
Total dividends and distributions	(0.88)		(1.59)	(1.50)	(1.90)	(2.53)		(0.88)
Redemption Fees	—		—	— **	—	—	**	— **
Net Asset Value, End of Year/Period	$23.23		$24.86	$20.67	$18.08	$17.16		$19.15
Total Return*	-2.70%		29.38%	23.97%	17.77%	2.69%		23.04%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$28,234		$29,894	$25,550	$19,867	$19,073		$21,961
Ratio of gross operating expenses to average net assets (2)	1.67	% (5)	1.75%	1.80%	1.84%	1.80%		1.87%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.05	% (5)	(0.50)%	(0.44)%	0.16%	(0.31)%		(0.63)%
Portfolio Turnover Rate	2	% (6)	1%	16%	37%	31%		25%

	Energy & Basic Materials Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2019		August 31,	August 31,	August 31,	August 31,		August 31,
	(Unaudited)		2018	2017	2016	2015		2014
Net Asset Value, Beginning of Year/Period	$14.44		$12.15	$11.46	$11.86	$18.48		$15.83
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		(0.07)	(0.02)	(0.09)	(0.14)		(0.21)
Net realized and unrealized gain (loss)	(1.68)		2.36	0.71	(0.31)	(6.48)		2.86
Total from investment operations	(1.69)		2.29	0.69	(0.40)	(6.62)		2.65
Redemption Fees	—		—	—	—	—		— **
Net Asset Value, End of Year/Period	$12.75		$14.44	$12.15	$11.46	$11.86		$18.48
Total Return*	(11.70)%		18.85%	6.02%	(3.37)%	(35.82)%		16.74%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,245		$1,783	$1,452	$1,857	$2,078		$3,470
Ratio of gross operating expenses to average net assets (3)	3.43	% (5)	3.51%	3.46%	3.56%	2.86	% (4)	2.64%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.11	)% (5)	(0.53)%	(0.18)%	(0.81)%	(0.94)%		(1.17)%
Portfolio Turnover Rate	18	% (6)	61%	54%	134%	129%		114%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Technology & Communications Portfolio:

1.67	% (5)	1.75%	1.80%	1.84%	1.80%	1.86%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:

3.00	% (5)	3.00%	3.00%	3.00%	2.90%	2.63%

(4)	During the years ended August 31, 2015, the Manager recaptured previously waived/reimbursed expenses. The ratio of expenses to average net assets excluding the effect of any recapture were 2.86% for the year ending August 31, 2015, for the Energy & Basic Materials Portfolio.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$12.02		$10.56	$8.89	$8.63	$8.92	$7.65
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)		(0.15)	(0.11)	(0.07)	(0.11)	(0.10)
Gain from trade error	—		—	0.14	—	—	—
Net realized and unrealized gain (loss)	(1.11)		1.61	1.64	0.33	(0.18)	1.37
Total from investment operations	(1.14)		1.46	1.67	0.26	(0.29)	1.27
Redemption Fees	—		—	— **	—	—	—
Net Asset Value, End of Year/Period	$9.20		$12.02	$10.56	$8.89	$8.63	$8.92
Total Return*	(8.13)%		13.83%	18.79%+	3.01%	(3.25)%	16.60%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,234		$1,411	$1,736	$1,525	$1,765	$1,677
Ratio of gross operating expenses to average net assets (2)	3.62	% (4)	3.42%	3.51%	3.74%	3.60%	3.89%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.55	)% (4)	(1.29)%	(1.15)%	(0.89)%	(1.21)%	(1.15)%
Portfolio Turnover Rate	18	% (5)	52%	55%	73%	20%	18%

	Investment Quality Bond Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$9.31		$9.57	$9.69	$9.64	$9.82	$9.79
Income (Loss) from Investment Operations:
Net investment income (1)	0.04		0.08	0.09	0.09	0.09	0.10
Net realized and unrealized gain (loss)	0.04		(0.21)	(0.09)	0.14	(0.11)	0.10
Total from investment operations	0.08		(0.13)	0.00	0.23	(0.02)	0.20
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.08)	(0.09)	(0.09)	(0.10)
Distributions from realized gains	—		(0.07)	(0.04)	(0.09)	(0.07)	(0.07)
Total dividends and distributions	(0.08)		(0.13)	(0.12)	(0.18)	(0.16)	(0.17)
Redemption Fees	—		—	—	—	—	—
Net Asset Value, End of Year/Period	$9.31		$9.31	$9.57	$9.69	$9.64	$9.82
Total Return*	0.86%		(1.34)%	0.00%	2.37%	(0.19)%	2.10%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,508		$4,935	$6,420	$7,812	$9,134	$8,309
Ratio of gross operating expenses to average net assets (3)	1.56	% (4)	1.54%	1.46%	1.35%	1.31%	1.36%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.94	% (4)	0.87%	0.91%	1.35%	0.92%	1.06%
Portfolio Turnover Rate	1	% (5)	112%	15%	37%	68%	42%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Financial Services Portfolio:

3.00	% (4)	3.00%	3.00%	3.00%	3.00%	3.00%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:

1.56	% (4)	1.23%	1.35%	1.30%	1.31%	1.36%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

+	Includes a reimbursement from the Advisor for a trading error without this transaction the total return would have been 17.21%.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Municipal Bond Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$8.95		$9.24	$9.82	$9.67	$9.80	$9.80
Income (Loss) from Investment Operations:
Net investment income (1)	0.00	**	0.05	0.05	0.03	0.06	0.08
Net realized and unrealized gain (loss)	0.02		(0.29)	(0.20)	0.29	(0.08)	0.23
Total from investment operations	0.02		(0.24)	(0.15)	0.32	(0.02)	0.31
Dividends and Distributions:
Dividends from net investment income	(0.00	) **	(0.05)	(0.05)	(0.03)	(0.06)	(0.08)
Distributions from realized gains	—		—	(0.38)	(0.14)	(0.05)	(0.23)
Total dividends and distributions	(0.00	) **	(0.05)	(0.43)	(0.17)	(0.11)	(0.31)
Net Asset Value, End of Year/Period	$8.97		$8.95	$9.24	$9.82	$9.67	$9.80
Total Return*	0.28%		(2.66)%	(1.35)%	3.39%	(0.21)%	3.21%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$574		$589	$660	$735	$904	$1,039
Ratio of gross operating expenses to average net assets (2)	2.99	% (4)	3.79%	3.59%	2.91%	3.00%	2.67%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	0.09	% (4)	0.46%	0.59%	0.33%	0.58%	0.81%
Portfolio Turnover Rate	1	% (5)	104%	48%	142%	0%	21%

	U.S. Government Money Market Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.01		0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Total from investment operations	0.01		0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.00)**	(0.00)**	(0.00)**	(0.00)**	(0.00)**
Total dividends and distributions	(0.01)		(0.00)**	(0.00)**	(0.00)**	(0.00)**	(0.00)**
Net Asset Value, End of Year/Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	0.56%		0.29%	0.01%	0.01%	0.01%	0.01%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$7,656		$7,656	$9,645	$12,772	$12,863	$11,077
Ratio of gross operating expenses to average net assets (3)	1.14	% (4)	1.17%	1.01%	0.93%	0.98%	0.93%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	1.14	% (4)	0.29%	0.02%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the Municipal Bond Portfolio:

1.75	% (4)	1.41%	1.27%	1.59%	1.90%	1.89%

(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursment or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:

1.14	% (4)	1.16%	0.60%	0.22%	0.06%	0.05%

(4)	Annualized for periods less than one year.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Aggressive Balanced Allocation Portfolio - Class I Shares

		For the Period
	Six Months Ended	December 29,
	February 28,	2017 (1) to
	2019	August 31,
	(Unaudited)	2018
Net Asset Value, Beginning of Period	$10.43	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.51	0.04
Net realized and unrealized gain (loss)	(0.90)	0.39
Total from investment operations	(0.39)	0.43
Dividends and Distributions:
Dividends from net investment income	(0.27)	—
Distributions from realized gains	(0.01)	—
Total dividends and distributions	(0.28)	—
Redemption Fees	0.00 **	—
Net Asset Value, End of Period	$9.76	$10.43
Total Return*	(3.59)%	4.30%
Ratios and Supplemental Data:
Net assets, end of period (000s) ^	$577	$607
Ratio of gross operating expenses to average net assets (3,4)	3.34%	3.07%
Ratio of net operating expenses to average net assets (3,4)	0.41%	0.35%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (3,4)	10.55%	0.64%
Portfolio Turnover Rate (5)	21%	8%

	Conservative Balanced Allocation Portfolio - Class I Shares

		For the Period
	Six Months Ended	December 29,
	February 28,	2017 (1) to
	2019	August 31,
	(Unaudited)	2018
Net Asset Value, Beginning of Period	$10.33	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.44	0.06
Net realized and unrealized gain (loss)	(0.67)	0.27
Total from investment operations	(0.23)	0.33
Dividends and Distributions:
Dividends from net investment income	(0.20)	—
Distributions from realized gains	(0.00)**	—
Total dividends and distributions	(0.20)	—
Net Asset Value, End of Period	$9.90	$10.33
Total Return*	(2.13)%	3.30%
Ratios and Supplemental Data:
Net assets, end of period (000s) ^	$1,231	$937
Ratio of gross operating expenses to average net assets (3,4)	1.41%	2.59%
Ratio of net operating expenses to average net assets (3,4)	0.42%	0.49%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (3,4)	6.71%	0.83%
Portfolio Turnover Rate (5)	30%	4%

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Moderate Balanced Allocation Portfolio - Class I Shares

		For the Period
	Six Months Ended	December 29,
	February 28,	2017 (1) to
	2019	August 31,
	(Unaudited)	2018
Net Asset Value, Beginning of Period	$10.43	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.55	0.05
Net realized and unrealized gain (loss)	(0.84)	0.38
Total from investment operations	(0.29)	0.43
Dividends and Distributions:
Dividends from net investment income	(0.28)	—
Distributions from realized gains	(0.00)**	—
Total dividends and distributions	(0.28)	—
Net Asset Value, End of Period	$9.86	$10.43
Total Return*	(2.56)%	4.30%
Ratios and Supplemental Data:
Net assets, end of period (000s) ^	$613	$588
Ratio of gross operating expenses to average net assets (3,4)	2.12%	2.87%
Ratio of net operating expenses to average net assets (3,4)	0.46%	0.36%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (3,4)	11.32%	0.73%
Portfolio Turnover Rate (5)	35%	7%

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares

		For the Period
	Six Months Ended	December 29,
	February 28,	2017 (1) to
	2019	August 31,
	(Unaudited)	2018
Net Asset Value, Beginning of Period	$10.35	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.56	0.03
Net realized and unrealized gain (loss)	(0.98)	0.32
Total from investment operations	(0.42)	0.35
Dividends and Distributions:
Dividends from net investment income	(0.27)	—
Total dividends and distributions	(0.27)	—
Net Asset Value, End of Period	$9.66	$10.35
Total Return*	(3.87)%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$329	$397
Ratio of gross operating expenses to average net assets (3,4)	2.71%	3.12%
Ratio of net operating expenses to average net assets (3,4)	0.47%	0.32%
Ratio of net investment income after expenses reimbursement/recoupment to average net assets (3,4)	11.73%	0.51%
Portfolio Turnover Rate (5)	32%	0%

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares

		For the Period
	Six Months Ended	December 29,
	February 28,	2017 (1) to
	2019	August 31,
	(Unaudited)	2018
Net Asset Value, Beginning of Period	$10.25	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.51	0.04
Net realized and unrealized gain (loss)	(0.88)	0.21
Total from investment operations	(0.37)	0.25
Dividends and Distributions:
Dividends from net investment income	(0.26)	—
Total dividends and distributions	(0.26)	—
Net asset, end of period (000s)	$9.62	$10.25
Total Return *	(3.40)%	2.50%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$717	$743
Ratio of gross operating expenses to average net assets (3,4)	2.14%	2.37%
Ratio of net operating expenses to average net assets (3,4)	0.55%	0.41%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (3,4)	10.72%	0.58%
Portfolio Turnover Rate (5)	25%	0%

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	James Alpha Macro Portfolio - Class I Shares (Consolidated)

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$9.15		$9.16	$9.34	$10.24	$9.85	$10.21
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.06		0.10	0.03	(0.08)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	(0.25)		(0.11)	(0.21)	(0.59)	0.43	(0.19)
Total from investment operations	(0.19)		(0.01)	(0.18)	(0.67)	0.39	(0.24)
Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.23)	—	(0.07)
Distributions from realized gains	—		—	—	—	—	(0.05)
Total dividends and distributions	—		—	—	(0.23)	—	(0.12)
Redemption Fees	—		—	— **	— **	— **	— **
Net Asset Value, End of Year/Period	$8.96		$9.15	$9.16	$9.34	$10.24	$9.85
Total Return*	(2.08)%		(0.11)%	(1.93)%	(6.71)%	3.96%	(2.37)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,617		$6,849	$8,448	$11,581	$13,064	$14,381
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	2.21	% (6)	2.36%	2.36%	1.87%	1.98%	1.97%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.31	% (6)	1.30%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.43	% (6)	1.03%	0.36%	(0.81)%	(0.42)%	(0.50)%
Portfolio Turnover Rate	48	% (7)	103%	83%	241%	118%	260%

	James Alpha Global Real Estate Investments Portfolio - Class I Shares

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$19.29		$19.46	$19.42	$19.10	$21.73	$20.65
Income (Loss) from Investment Operations:
Net investment income (1)	0.03		0.41	0.34	0.48	0.48	0.45
Net realized and unrealized gain (loss)	(0.05)		1.27	1.58	1.76	(1.05)	3.12
Total from investment operations	(0.02)		1.68	1.92	2.24	(0.57)	3.57
Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.74)	(0.33)	(0.73)	(0.43)	(1.11)
Distributions from realized gains	(0.45)		(1.11)	(1.55)	(1.19)	(1.63)	(1.38)
Total dividends and distributions	(0.87)		(1.85)	(1.88)	(1.92)	(2.06)	(2.49)
Redemption Fees	—		—	— **	— **	— **	— **
Net Asset Value, End of Year/Period	$18.40		$19.29	$19.46	$19.42	$19.10	$21.73
Total Return*	0.34%		9.22%	10.82%	12.50%	(2.93)%	18.58%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$572,903		$591,437	$314,904	$273,275	$203,901	$124,828
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	1.31	% (6)	1.37%	1.68%	1.76%	1.73%	1.78%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	1.19	% (6)	1.19%	1.43%	1.49%	1.49%	1.49%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	0.33	% (6)	2.13%	1.79%	2.51%	2.32%	2.12%
Portfolio Turnover Rate	65	% (7)	204%	141%	149%	194%	219%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Macro Portfolio:

2.15	% (6)	2.31%	2.36%	1.87%	1.98%	1.97%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Macro Portfolio:

1.25	% (6)	1.25%	1.25%	1.25%	1.25%	1.25%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Global Real Estate Portfolio:

1.31	% (6)	1.37%	1.68%	1.76%	1.73%	1.78%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Global Real Estate Portfolio:

1.19	% (6)	1.19%	1.43%	1.49%	1.49%	1.49%

(6)	Annualized for periods less than one year.

(7)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	James Alpha Multi Strategy Alternative Income Portfolio - Class I Shares

						For the Period
	Six Months Ended					September 29,
	February 28,		Year Ended	Year Ended	Year Ended	2014 (1) to
	2019		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$9.62		$8.88	$9.09	$9.44	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.01		0.01	—	0.06	0.01
Net realized and unrealized gain (loss)	(0.33)		1.10	0.16	(0.27)	(0.39)
Total from investment operations	(0.32)		1.11	0.16	(0.21)	(0.38)
Dividends and Distributions:
Dividends from net investment income	(0.19)		—	— **	(0.01)	—
Distributions from realized gains	—		—	(0.20)	(0.08)	(0.18)
Distributions from return of capital	—		(0.37)	(0.17)	(0.05)	—
Total dividends and distributions	(0.19)		(0.37)	(0.37)	(0.14)	(0.18)
Net Asset Value, End of Year/Period	$9.11		$9.62	$8.88	$9.09	$9.44
Total Return *	(3.26)%		12.88%	1.75%	(2.10)%	(3.90)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$11,618		$12,034	$13,380	$14,886	$15,090
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	4.26	% (3)	4.11%	3.78%	3.47%	3.46	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	3.41	% (3)	3.38%	3.26%	2.96%	2.88	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (10)	0.33	% (3)	0.14%	(0.02)%	0.70%	0.11	% (3)
Portfolio Turnover Rate	153	% (9)	183%	118%	124%	135	% (9)

	James Alpha Managed Risk Domestic Equity Portfolio - Class I Shares

						For the Period
	Six Months Ended					July 31,
	February 28,		Year Ended	Year Ended	Year Ended	2015 (1) to
	2019		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2018	2017	2016	2015
Net Asset Value, Beginning of Year/Period	$10.90		$10.41	$9.98	$9.58	$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.01)		(0.06)	(0.04)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	0.23		0.82	0.47	0.45	(0.40)
Total from investment operations	0.22		0.76	0.43	0.44	(0.42)
Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.27)	(0.01)	(0.04)	—
Distributions from realized gains	(0.69)		—	—	—	—
Total dividends and distributions	(1.03)		(0.27)	(0.01)	(0.04)	—
Redemption Fees	—		—	0.01	— **	—	**
Net Asset Value, End of Year/Period	$10.09		$10.90	$10.41	$9.98	$9.58
Total Return *	2.23%		7.40%	4.42%	4.58%	(4.20	)% (8)
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,216		$3,742	$4,705	$5,471	$3,349
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (6,10)	1.88	% (3)	2.25%	2.96%	2.35%	5.20	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (7,10)	1.86	% (3)	2.30%	2.21%	2.07%	2.01	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (10)	(0.22	)% (3)	(0.61)%	(0.37)%	(0.15)%	(2.01	)% (3)
Portfolio Turnover Rate	119	% (9)	84%	11%	7%	0	% (9)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

3.18	% (3)	3.23%	3.02%	3.02%	3.08	% (3)

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

2.33	% (3)	2.50%	2.50%	2.50%	2.50	% (3)

(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

1.83	% (3)	1.93%	2.74%	2.27%	5.18	% (3)

(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

1.80	% (3)	1.99%	1.99%	1.99%	1.99	% (3)

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Does not include the expenses of exchange traded funds in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Period)

	James Alpha Managed Risk Emerging Markets Equity Portfolio - Class I Shares

										For the Period
			Six Months Ended							July 31,
			February 28,		Year Ended		Year Ended		Year Ended	2015 (1) to
			2019		August 31,		August 31,		August 31,	August 31,
			(Unaudited)		2018		2017		2016	2015
Net Asset Value, Beginning of Year/Period			$9.56		$10.24		$9.53		$9.41	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)			0.06		(0.01)		(0.09)		0.01	(0.02)
Net realized and unrealized gain (loss)			0.07		0.08		0.82		0.25	(0.57)
Total from investment operations			0.13		0.07		0.73		0.26	(0.59)
Dividends and Distributions:
Dividends from net investment income			(0.04)		(0.75)		(0.02)		(0.08)	—
Distributions from realized gains			(1.10)		—		—		(0.06)	—
Total dividends and distributions			(1.14)		(0.75)		(0.02)		(0.14)	—
Redemption Fees			—		—		—		— **	—
Net Asset Value, End of Year/Period			$8.55		$9.56		$10.24		$9.53	$9.41
Total Return *			1.66%		0.61%		7.65%		2.78%	(5.90)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)			$3,827		$5,432		$8,694		$8,103	$4,071
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5,9)			2.13	% (3)	2.38%		2.50%		2.36%	6.98	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6,9)			2.04	% (3)	2.14%		2.24%		2.13%	2.00	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)			1.25	% (3)	(0.05)%		(0.96)%		0.03%	(2.00	)% (3)
Portfolio Turnover Rate			392	% (4)	335%		152%		15%	0	% (4)

	James Alpha Hedged High Income Portfolio - Class I Shares

										For the Period
	Six Months Ended						For the Fiscal			January 1,
	February 28,		Year Ended		Year Ended		Period Ended		Year Ended	2014 (1) to
	2019		August 31,		August 31,		August 31,		October 31,	October 31,
	(Unaudited)		2018		2017		2016		2015	2014
Net Asset Value, Beginning of Year/Period	$9.27		$9.46		$9.10		$9.16		$9.85	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.18		0.40		0.47		0.36		0.57	0.38
Net realized and unrealized (loss)	(0.14)		(0.18)		0.32		(0.06)		(0.66)	(0.14)
Total from investment operations	0.04		0.22		0.79		0.30		(0.09)	0.24
Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.37)		(0.43)		(0.36)		(0.56)	(0.39)
Distributions from realized gains	—		—		—		—		(0.04)	—
Distributions from return of capital	—		(0.04)		—		—		—	—
Total dividends and distributions	(0.21)		(0.41)		(0.43)		(0.36)		(0.60)	(0.39)
Redemption Fees	—		—		—		—		—	—
Net Asset Value, End of Year/Period	$9.10		$9.27		$9.46		$9.10		$9.16	$9.85
Total Return*	0.45%		2.36	% (10)	8.86	% (10)	3.49%		(0.89)%	2.38%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$24,531		$24,647		$16,820		$13,261		$18,734	$18,915
Ratio of gross operating expenses (including dividend and interest expense) to to average net assets (7,9)	2.57	% (3)	2.45%		2.70%		3.38	% (3)	3.07%	3.39	% (3)
Ratio of net operating expenses (including dividend and interest expense) to to average net assets (8,9)	2.15	% (3)	2.04%		1.99%		1.99	% (3)	1.99%	1.99	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	4.14	% (3)	4.37%		5.07%		4.95	% (3)	5.98%	4.59	% (3)
Portfolio Turnover Rate	70	% (4)	171%		106%		66	% (4)	91%	108	% (4)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

2.04	% (3)	2.23%	2.25%	2.21%	6.97	% (3)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

1.85	% (3)	1.99%	1.99%	1.98%	1.99	% (3)

(7)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Hedged High Income Portfolio:

2.27%(3)	2.34%	2.70%	3.38%	3.07%	3.39	% (3)

(8)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Hedged High Income Portfolio:

1.85	% (3)	1.93%	1.99%	1.99%	1.99%	1.99	% (3)

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Momentum Portfolio - Class I

			For the Period
	Six Months Ended		April 1
	February 28,		2018 to		Year Ended	Year Ended	Year Ended	Year Ended
	2019		August 31,		March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2018		2018	2017	2016	2015 (1)
Net Asset Value, Beginning of Period	$10.40		$10.30		$10.25	$10.38	$9.94	$10.00
Income (Loss) from Investment Operations:
Net investment (loss) (2)	0.04		0.02		0.08	0.17	—	0.11
Net realized and unrealized gain	(0.77)		0.08		0.96	1.01	1.35	(0.07)
Total from investment operations	(0.73)		0.10		1.04	1.18	1.35	0.04
Dividends and Distributions:
Dividends from net investment income	(0.03)		—		(0.09)	(0.17)	(0.01)	(0.10)
Distributions from realized gains	(0.29)		—		(0.90)	(1.14)	(0.90)	—
Total dividends and distributions	(0.32)		—		(0.99)	(1.31)	(0.91)	(0.10)
Redemption Fees	—		—		—	—	—	—
Net Asset Value, End of Period	$9.35		$10.40		$10.30	$10.25	$10.38	$9.94
Total Return *	(7.07)%		0.97	% (5)	10.29%	11.80%	14.21%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$57,295		$74,923		$81,641	$59,947	$41,160	$32,797
Ratio of gross operating expenses to average net assets	1.38	% (3,4)	1.44	% (3,4)	1.49%	1.49%	1.57%	1.75%
Ratio of net operating expenses to average net assets	1.38	% (3,4)	1.40	% (3,4)	1.49%	1.49%	1.57%	1.57%
Ratio of net investment (loss) after expenses reimbursement/recoupment to average net assets	0.67	% (3,4)	0.46	% (3,4)	0.70%	1.56%	0.01%	1.14%
Portfolio Turnover Rate	370	% (5)	334	% (5)	365%	396%	1302%	1154%

(1)	Commencement of offering April 1, 2014

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	James Alpha Macro Portfolio - Class S Shares (Consolidated)

				For the Period
	Six Months Ended			August 17,
	February 28,		Year Ended	2017 (1) to
	2019		August 31,	August 31,
	(Unaudited)		2018	2017
Net Asset Value, Beginning of Year/Period	$9.16		$9.17	$9.05
Income (Loss) from Investment Operations:
Net investment income (2)	0.07		0.13	0.00	**
Net realized and unrealized gain (loss)	(0.25)		(0.14)	0.12
Total from investment operations	(0.18)		(0.01)	0.12
Redemption Fees	—		— **	—	**
Net Asset Value, End of Year/Period	$8.98		$9.16	$9.17
Total Return*	(1.97)%		(0.11)%	1.33%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,733		$4,636	$109
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	2.21	% (6)	2.39%	2.36	% (6)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.11	% (6)	1.30%	1.25	% (6)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	1.56	% (6)	1.39%	0.36	% (6)
Portfolio Turnover Rate	48	% (7)	103%	83	% (7)

	James Alpha Global Real Estate Investments Portfolio - Class S Shares

				For the Period
	Six Months Ended			August 17,
	February 28,		Year Ended	2017 (1) to
	2019		August 31,	August 31,
	(Unaudited)		2018	2017
Net Asset Value, Beginning of Year/Period	$19.35		$19.46	$19.30
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.06		0.42	(0.36)
Net realized and unrealized gain	(0.04)		1.32	0.52
Total from investment operations	0.02		1.74	0.16
Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.74)	—
Distributions from realized gains	(0.45)		(1.11)	—
Total dividends and distributions	(0.87)		(1.85)	—
Redemption Fees	—		— **	—	**
Net Asset Value, End of Year/Period	$18.50		$19.35	$19.46
Total Return*	0.57%		9.54%	0.83%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$14,935		$21,284	$285
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	1.31	% (6)	1.37%	1.68	% (6)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	0.84	% (6)	0.90%	1.19	% (6)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	0.70	% (6)	2.23%	1.79	% (6)
Portfolio Turnover Rate	65	% (7)	204%	141	% (7)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Macro Portfolio:

2.15	% (6)	2.30%	2.36	% (6)

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Macro Portfolio:

1.05	% (6)	1.20%	1.25	% (6)

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Global Real Estate Portfolio:

1.31	% (6)	1.37%	1.68	% (6)

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Global Real Estate Portfolio:

0.84	% (6)	0.90%	1.19	% (6)

(6)	Annualized for periods less than one year.

(7)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	James Alpha Multi Strategy Alternative Income Portfolio - Class S Shares

				For the Period
	Six Months Ended			August 17,
	February 28,		Year Ended	2017 (1) to
	2019		August 31,	August 31,
	(Unaudited)		2018	2017
Net Asset Value, Beginning of Year/Period	$9.67		$8.87	$8.73
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.03		0.06	(0.01)
Net realized and unrealized gain (loss)	(0.33)		1.11	0.15
Total from investment operations	(0.30)		1.17	0.14
Dividends and Distributions:
Dividends from net investment income	(0.19)		—	—
Distributions from return of capital	—		(0.37)	—
Total dividends and distributions	(0.19)		(0.37)	—
Net Asset Value, End of Year/Period	$9.18		$9.67	$8.87
Total Return *	(3.03)%		13.59%	1.60%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,170		$3,206	$89
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	4.26	% (3)	4.34%	3.78	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	3.07	% (3)	3.08%	3.26	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	0.62	% (3)	0.66%	(0.02	)% (3)
Portfolio Turnover Rate	153	% (8)	183%	118	% (8)

	James Alpha Managed Risk Domestic Equity Portfolio - Class S Shares

				For the Period
	Six Months Ended			August 17,
	February 28,		Year Ended	2017 (1) to
	2019		August 31,	August 31,
	(Unaudited)		2018	2017
Net Asset Value, Beginning of Year/Period	$10.95		$10.38	$10.30
Income from Investment Operations:
Net investment loss (2)	0.02		(0.01)	(0.08)
Net realized and unrealized gain	0.24		0.85	0.16
Total from investment operations	0.26		0.84	0.08
Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.27)	—
Distributions from realized gains	(0.69)		—	—
Total dividends and distributions	(1.03)		(0.27)	—
Redemption Fees	—		— **	0.00	**
Net Asset Value, End of Year/Period	$10.18		$10.95	$10.38
Total Return *	2.60%		8.21%	0.78%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$16,990		$21,023	$369
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (6,9)	1.88	% (3)	2.22%	2.96	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (7,9)	1.28	% (3)	1.62%	2.21	% (3)
Ratio of net investment loss (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	0.41	% (3)	(0.13)%	(0.37	)% (3)
Portfolio Turnover Rate	119	% (8)	84%	11	% (8)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

3.18	% (3)	3.34%	3.02	% (3)

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Multi Strategy Alternative Income Portfolio:

1.99	% (3)	2.09%	2.50	% (3)

(6)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

1.83	% (3)	1.89%	2.74	% (3)

(7)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Domestic Equity Portfolio:

1.23	% (3)	1.29%	1.99	% (3)

(8)	Not annualized.

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each Period)

	James Alpha Managed Risk Emerging Markets Equity Portfolio - Class S Shares

				For the Period
	Six Months Ended			August 17,
	February 28,		Year Ended	2017 (1) to
	2019		August 31,	August 31,
	(Unaudited)		2018	2017
Net Asset Value, Beginning of Year/Period	$9.58		$10.22	$10.10
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.04		(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.11		0.14	0.13
Total from investment operations	0.15		0.11	0.12
Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.75)	—
Distributions from realized gains	(1.10)		—	—
Total dividends and distributions	(1.14)		(0.75)	—
Redemption Fees	—		—	—	**
Net Asset Value, End of Year/Period	$8.59		$9.58	$10.22
Total Return *	1.87%		1.02%	1.19%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,425		$2,391	$46
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5,9)	1.90	% (3)	2.48%	2.50	% (3)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6,9)	1.79	% (3)	1.88%	2.24	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	0.81	% (3)	(0.30)%	(0.96	)% (3)
Portfolio Turnover Rate	392%		335%	152	% (4)

	James Alpha Hedged High Income Portfolio - Class S Shares

				For the Period
	Six Months Ended			August 17,
	February 28,		Year Ended	2017 (1) to
	2019		August 31,	August 31,
	(Unaudited)		2018	2017
Net Asset Value, Beginning of Year/Period	$9.33		$9.47	$9.48
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.21		0.46	0.01
Net realized and unrealized (loss)	(0.14)		(0.19)	(0.02)
Total from investment operations	0.07		0.27	(0.01)
Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.37)	—
Distributions from return of capital	—		(0.04)	—
Total dividends and distributions	(0.21)		(0.41)	—
Redemption Fees	—		—	—	**
Net Asset Value, End of Year/Period	$9.19		$9.33	$9.47
Total Return*	0.78%		2.89%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$30,384		$39,016	$621
Ratio of gross operating expenses (including dividend and interest expense) to to average net assets (7,9)	2.56	% (3)	2.50%	2.70	% (3)
Ratio of net operating expenses (including dividend and interest expense) to to average net assets (8,9)	1.55	% (3)	1.51%	1.99	% (3)
Ratio of net investment income (loss) (including dividend and interest expense) after expenses reimbursement/recoupment to average net assets (9)	4.69	% (3)	4.74%	5.07	% (3)
Portfolio Turnover Rate	70	% (4)	171%	106	% (4)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

1.79	% (3)	2.33%	2.25	% (3)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Managed Risk Emerging Markets Equity Portfolio:

1.58	% (3)	1.73%	1.99	% (3)

(7)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Hedged High Income Portfolio:

2.26	% (3)	2.35%	2.70	% (3)

(8)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the James Alpha Hedged High Income Portfolio:

1.25	% (3)	1.35%	1.99	% (3)

(9)	Does not include the expenses of exchange traded funds in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Momentum Portfolio - Class S

			For the Period
	Six Months Ended		June 22
	February 28,		2018 (1) to
	2019		August 31,
	(Unaudited)		2018
Net Asset Value, Beginning of Period	$10.41		$9.88
Income (Loss) from Investment Operations:
Net investment (loss) (2)	0.08		0.03
Net realized and unrealized gain	(0.81)		0.50
Total from investment operations	(0.73)		0.53
Dividends and Distributions:
Dividends from net investment income	(0.03)		—
Distributions from realized gains	(0.29)		—
Total dividends and distributions	(0.32)		—
Redemption Fees	—		—
Net Asset Value, End of Period	$9.36		10.41
Total Return *	(7.02)%		5.36	% (5)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	^	$—	^
Ratio of gross operating expenses to average net assets	0.00	% (3,4)	0.00	% (3,4)
Ratio of net operating expenses to average net assets	0.00	% (3,4)	0.00	% (3,4)
Ratio of net investment (loss) after expenses reimbursement/recoupment to average net assets	1.69	% (3,4)	1.61	% (3,4)
Portfolio Turnover Rate	370	% (5)	334	% (5)

(1)	Commencement of offering.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Does not include the expenses of exchange traded funds in which the Fund invests.

(5)	Not annualized.

*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Net assets at end of period less than $1,000.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2018, through February 28, 2019.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2018	Value - 2/28/2019	9/1/2018 - 2/28/2019*	[Annualized]
Actual Expenses - Table 2:
Large Capitalization Value – Class I	$1,000.00	$950.50	$5.56	1.15%
Large Capitalization Value – Class A	1,000.00	948.10	7.49	1.55%
Large Capitalization Value – Class C	1,000.00	945.90	10.38	2.15%
Large Capitalization Growth – Class I	1,000.00	932.50	5.05	1.05%
Large Capitalization Growth – Class A	1,000.00	930.40	6.96	1.46%
Large Capitalization Growth – Class C	1,000.00	927.80	9.83	2.06%
Mid Capitalization – Class I	1,000.00	921.50	7.07	1.48%
Mid Capitalization – Class A	1,000.00	919.60	8.95	1.88%
Mid Capitalization – Class C	1,000.00	917.00	11.79	2.48%
Small Capitalization – Class I	1,000.00	868.90	7.67	1.66%
Small Capitalization – Class A	1,000.00	866.00	9.52	2.06%
Small Capitalization – Class C	1,000.00	864.50	12.29	2.66%
International Equity – Class I	1,000.00	1,082.40	6.45	1.25%
International Equity – Class A	1,000.00	1,081.00	8.51	1.65%
International Equity – Class C	1,000.00	1,077.20	11.59	2.25%
Health & Biotechnology – Class I	1,000.00	1,012.00	9.04	1.81%
Health & Biotechnology – Class A	1,000.00	1,010.00	11.03	2.21%
Health & Biotechnology – Class C	1,000.00	1,006.90	14.00	2.81%
Technology & Communications – Class I	1,000.00	1,082.80	8.63	1.67%
Technology & Communications – Class A	1,000.00	1,080.30	10.68	2.07%
Technology & Communications – Class C	1,000.00	1,077.10	13.76	2.67%
Energy & Basic Materials – Class I	1,000.00	1,075.20	15.44	3.00%
Energy & Basic Materials – Class A	1,000.00	1,073.10	17.48	3.40%
Energy & Basic Materials – Class C	1,000.00	1,070.00	20.53	4.00%
Financial Services – Class I	1,000.00	1,006.70	14.93	3.00%
Financial Services – Class A	1,000.00	1,005.10	16.90	3.40%
Financial Services – Class C	1,000.00	1,001.10	19.85	4.00%
Investment Quality Bond – Class I	1,000.00	1,005.70	7.74	1.56%
Investment Quality Bond – Class A	1,000.00	1,003.70	9.70	1.95%
Investment Quality Bond – Class C	1,000.00	1,002.10	12.69	2.56%
Municipal Bond – Class I	1,000.00	1,002.80	8.70	1.75%
Municipal Bond – Class A	1,000.00	1,000.50	10.66	2.15%
Municipal Bond – Class C	1,000.00	1,000.50	11.30	2.28%
U.S. Government Money Market – Class I	1,000.00	1,005.60	5.67	1.14%
U.S. Government Money Market – Class A	1,000.00	1,003.80	7.51	1.51%
U.S. Government Money Market – Class C	1,000.00	1,001.10	10.20	2.06%

SUPPLEMENTAL INFORMATION (Unaudited) ( Continued)

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value -9/1/2018	Value - 2/28/2019	9/1/2018 - 2/28/2019*	[Annualized]
Actual Expenses - Table 2: (Continued)
Aggressive Balanced Allocation - Class I	1,000.00	964.10	6.87	0.41%
Aggressive Balanced Allocation - Class A	1,000.00	964.10	3.26	0.67%
Aggressive Balanced Allocation - Class C	1,000.00	964.10	1.98	1.41%
Conservative Balanced Allocation - Class I	1,000.00	978.70	2.07	0.42%
Conservative Balanced Allocation - Class A	1,000.00	978.20	3.28	0.67%
Conservative Balanced Allocation - Class C	1,000.00	978.20	6.96	1.42%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	961.30	2.29	0.47%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	961.30	3.50	0.72%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	961.30	7.15	1.47%
Moderate Balanced Allocation - Class I	1,000.00	974.40	2.25	0.46%
Moderate Balanced Allocation - Class A	1,000.00	974.40	3.48	0.71%
Moderate Balanced Allocation - Class C	1,000.00	974.40	7.15	1.46%
Moderate Conservative Balanced Allocation - Class I	1,000.00	966.00	2.68	0.55%
Moderate Conservative Balanced Allocation - Class A	1,000.00	966.00	3.90	0.80%
Moderate Conservative Balanced Allocation - Class C	1,000.00	966.00	7.56	1.55%
James Alpha Macro - Class A	1,000.00	979.20	7.65	1.56%
James Alpha Macro - Class C	1,000.00	975.90	11.33	2.31%
James Alpha Macro - Class I	1,000.00	979.20	6.41	1.31%
James Alpha Macro - Class S	1,000.00	980.30	0.39	1.11%
James Alpha Global Real Estate Investments - Class A	1,000.00	1,001.60	7.76	1.56%
James Alpha Global Real Estate Investments - Class C	1,000.00	998.10	11.48	2.32%
James Alpha Global Real Estate Investments - Class I	1,000.00	1,003.40	5.92	1.19%
James Alpha Global Real Estate Investments - Class S	1,000.00	1,005.70	0.30	0.84%
James Alpha Multi Strategy Alternative Income - Class A	1,000.00	967.10	17.85	3.66%
James Alpha Multi Strategy Alternative Income - Class C	1,000.00	962.60	21.47	4.41%
James Alpha Multi Strategy Alternative Income - Class I	1,000.00	967.40	16.66	3.41%
James Alpha Multi Strategy Alternative Income - Class S	1,000.00	969.70	1.08	3.07%
James Alpha Managed Risk Domestic Equity - Class A	1,000.00	1,020.70	10.67	2.13%
James Alpha Managed Risk Domestic Equity - Class C	1,000.00	1,017.10	14.42	2.88%
James Alpha Managed Risk Domestic Equity - Class I	1,000.00	1,022.30	9.31	1.86%
James Alpha Managed Risk Domestic Equity - Class S	1,000.00	1,026.00	0.46	1.28%
James Alpha Managed Risk Emerging Markets Equity - Class A	1,000.00	1,015.70	12.43	2.49%
James Alpha Managed Risk Emerging Markets Equity - Class C	1,000.00	1,011.20	16.19	3.25%
James Alpha Managed Risk Emerging Markets Equity - Class I	1,000.00	1,016.60	10.19	2.04%
James Alpha Managed Risk Emerging Markets Equity - Class S	1,000.00	1,018.70	0.64	1.79%
James Alpha Hedged High Income - Class A	1,000.00	1,023.80	11.99	2.39%
James Alpha Hedged High Income - Class C	1,000.00	1,019.70	14.97	2.99%
James Alpha Hedged High Income - Class I	1,000.00	1,051.30	10.12	1.99%
James Alpha Hedged High Income - Class S	1,000.00	998.90	0.71	1.99%
James Alpha Momentum - Class A	1,000.00	928.30	7.70	1.61%
James Alpha Momentum - Class C	1,000.00	929.80	0.00	0.00%
James Alpha Momentum - Class I	1,000.00	929.30	6.60	1.38%
James Alpha Momentum - Class S	1,000.00	929.80	0.00	0.00%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Hypothetical	Beginning Account	Ending Account	Expense Paid	Expense Ratio
[5% Return Before Expenses] - Table 2:	Value -9/1/2018	Value - 2/28/2019	9/1/2018 - 2/28/2019*	[Annualized]
Large Capitalization Value – Class I	$1,000.00	$1,019.09	$5.76	1.15%
Large Capitalization Value – Class A	1,000.00	1,017.11	7.75	1.55%
Large Capitalization Value – Class C	1,000.00	1,014.13	10.74	2.15%
Large Capitalization Growth – Class I	1,000.00	1,019.57	5.28	1.05%
Large Capitalization Growth – Class A	1,000.00	1,017.58	7.28	1.46%
Large Capitalization Growth – Class C	1,000.00	1,014.60	10.27	2.06%
Mid Capitalization – Class I	1,000.00	1,017.44	7.42	1.48%
Mid Capitalization – Class A	1,000.00	1,015.47	9.39	1.88%
Mid Capitalization – Class C	1,000.00	1,012.49	12.38	2.48%
Small Capitalization – Class I	1,000.00	1,016.58	8.28	1.66%
Small Capitalization – Class A	1,000.00	1,014.59	10.28	2.06%
Small Capitalization – Class C	1,000.00	1,011.62	13.25	2.66%
International Equity – Class I	1,000.00	1,018.60	6.26	1.25%
International Equity – Class A	1,000.00	1,016.61	8.25	1.65%
International Equity – Class C	1,000.00	1,013.64	11.23	2.25%
Health & Biotechnology – Class I	1,000.00	1,015.81	9.06	1.81%
Health & Biotechnology – Class A	1,000.00	1,013.82	11.05	2.21%
Health & Biotechnology – Class C	1,000.00	1,010.84	14.03	2.81%
Technology & Communications – Class I	1,000.00	1,016.51	8.35	1.67%
Technology & Communications – Class A	1,000.00	1,014.53	10.34	2.07%
Technology & Communications – Class C	1,000.00	1,011.55	13.32	2.67%
Energy & Basic Materials – Class I	1,000.00	1,009.92	14.95	3.00%
Energy & Basic Materials – Class A	1,000.00	1,007.93	16.93	3.40%
Energy & Basic Materials – Class C	1,000.00	1,004.96	19.89	4.00%
Financial Services – Class I	1,000.00	1,009.92	14.95	3.00%
Financial Services – Class A	1,000.00	1,007.93	16.93	3.40%
Financial Services – Class C	1,000.00	1,004.96	19.89	4.00%
Investment Quality Bond – Class I	1,000.00	1,017.08	7.78	1.56%
Investment Quality Bond – Class A	1,000.00	1,015.12	9.75	1.95%
Investment Quality Bond – Class C	1,000.00	1,012.12	12.75	2.56%
Municipal Bond – Class I	1,000.00	1,016.11	8.75	1.75%
Municipal Bond – Class A	1,000.00	1,014.14	10.73	2.15%
Municipal Bond – Class C	1,000.00	1,013.50	11.37	2.28%
U.S. Government Money Market – Class I	1,000.00	1,019.14	5.70	1.14%
U.S. Government Money Market – Class A	1,000.00	1,017.30	7.56	1.51%
U.S. Government Money Market – Class C	1,000.00	1,014.60	10.27	2.06%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical	Beginning Account	Ending Account	Expense Paid	Expense Ratio
[5% Return Before Expenses] - Table 2 (Continued):	Value - 9/1/2018	Value - 2/28/2019	9/1/2018 - 2/28/2019*	[Annualized]
Aggressive Balanced Allocation - Class I	1,000.00	1,017.80	7.05	0.41%
Aggressive Balanced Allocation - Class A	1,000.00	1,021.48	3.35	0.67%
Aggressive Balanced Allocation - Class C	1,000.00	1,022.78	2.04	1.41%
Conservative Balanced Allocation - Class I	1,000.00	1,022.70	2.12	0.42%
Conservative Balanced Allocation - Class A	1,000.00	1,021.48	3.35	0.67%
Conservative Balanced Allocation - Class C	1,000.00	1,017.75	7.10	1.42%
Moderate Aggressive Balanced Allocation - Class I	1,000.00	1,022.46	2.36	0.47%
Moderate Aggressive Balanced Allocation - Class A	1,000.00	1,021.22	3.61	0.72%
Moderate Aggressive Balanced Allocation - Class C	1,000.00	1,017.50	7.35	1.47%
Moderate Balanced Allocation - Class I	1,000.00	1,022.52	2.30	0.46%
Moderate Balanced Allocation - Class A	1,000.00	1,021.27	3.56	0.71%
Moderate Balanced Allocation - Class C	1,000.00	1,017.55	7.30	1.46%
Moderate Conservative Balanced Allocation - Class I	1,000.00	1,022.07	2.75	0.55%
Moderate Conservative Balanced Allocation - Class A	1,000.00	1,020.83	4.01	0.80%
Moderate Conservative Balanced Allocation - Class C	1,000.00	1,017.11	7.75	1.55%
James Alpha Macro - Class A	1,000.00	1,017.07	7.79	1.56%
James Alpha Macro - Class C	1,000.00	1,013.32	11.55	2.31%
James Alpha Macro - Class I	1,000.00	1,018.32	6.53	1.31%
James Alpha Macro - Class S **	1,000.00	1,019.29	5.56	1.11%
James Alpha Global Real Estate Investments - Class A	1,000.00	1,017.04	7.82	1.56%
James Alpha Global Real Estate Investments - Class C	1,000.00	1,013.30	11.57	2.32%
James Alpha Global Real Estate Investments - Class I	1,000.00	1,018.89	5.96	1.19%
James Alpha Global Real Estate Investments - Class S **	1,000.00	1,020.62	4.22	0.84%
James Alpha Multi Strategy Alternative Income - Class A	1,000.00	1,006.65	18.21	3.66%
James Alpha Multi Strategy Alternative Income - Class C	1,000.00	1,002.92	21.91	4.41%
James Alpha Multi Strategy Alternative Income - Class I	1,000.00	1,007.86	17.00	3.41%
James Alpha Multi Strategy Alternative Income - Class S	1,000.00	1,009.55	15.31	3.07%
James Alpha Managed Risk Domestic Equity - Class A	1,000.00	1,014.23	10.64	2.13%
James Alpha Managed Risk Domestic Equity - Class C	1,000.00	1,010.49	14.38	2.88%
James Alpha Managed Risk Domestic Equity - Class I	1,000.00	1,015.59	9.28	1.86%
James Alpha Managed Risk Domestic Equity - Class S	1,000.00	1,018.46	6.39	1.28%
James Alpha Managed Risk Emerging Markets Equity - Class A	1,000.00	1,012.46	12.41	2.49%
James Alpha Managed Risk Emerging Markets Equity - Class C	1,000.00	1,008.70	16.17	3.25%
James Alpha Managed Risk Emerging Markets Equity - Class I	1,000.00	1,014.69	10.18	2.04%
James Alpha Managed Risk Emerging Markets Equity - Class S	1,000.00	1,015.92	8.95	1.79%
James Alpha Hedged High Income - Class A	1,000.00	1,012.94	11.93	2.39%
James Alpha Hedged High Income - Class C	1,000.00	1,014.93	14.94	2.99%
James Alpha Hedged High Income - Class I	1,000.00	1,014.93	9.94	1.99%
James Alpha Hedged High Income - Class S **	1,000.00	1,014.93	9.94	1.99%
James Alpha Momentum - Class A	1,000.00	1,012.94	11.93	1.61%
James Alpha Momentum - Class C	1,000.00	1,014.93	14.94	0.00%
James Alpha Momentum - Class I	1,000.00	1,014.93	9.94	1.38%
James Alpha Momentum - Class S	1,000.00	1,014.93	9.94	0.00%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do The Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the year ended June 30, 2018 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Saratoga Advantage Trust

By (Signature and Title)
*	/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, President and Chief Executive Officer

Date	5/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*	/s/ Jonathan W. Ventimiglia
Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date	5/9/19

By (Signature and Title)
*	/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, President and Chief Executive Officer

Date	5/9/19

* Print the name and title of each signing officer under his or her signature.